UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2546

Fidelity Commonwealth Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Nasdaq Composite
Index Fund

August 31, 2009

1.805767.105

EIF-QTLY-1009

Investments August 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
CONSUMER DISCRETIONARY - 12.7%
Auto Components - 0.2%
Amerigon, Inc. (a)	1,196	$ 7,607
Amerityre Corp. (a)	1,121	370
Ballard Power Systems, Inc. (a)	6,442	11,123
China Automotive Systems, Inc. (a)	1,032	8,328
Dorman Products, Inc. (a)	1,496	21,034
Exide Technologies (a)	5,824	41,409
Federal-Mogul Corp. Class A (a)	6,704	84,336
Fuel Systems Solutions, Inc. (a)	1,416	47,464
Gentex Corp.	8,907	129,953
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(c)	5,256	4,257
Shiloh Industries, Inc. (a)	545	2,730
SORL Auto Parts, Inc. (a)	874	4,230
Spartan Motors, Inc.	2,787	15,133
Strattec Security Corp.	130	1,910
Westport Innovations, Inc. (a)	2,516	25,192
Wonder Auto Technology, Inc. (a)	1,737	15,372
		420,448
Distributors - 0.1%
Aristotle Corp. (a)	920	5,474
Audiovox Corp. Class A (a)	1,524	10,759
Core-Mark Holding Co., Inc. (a)	1,192	34,222
LKQ Corp. (a)	9,028	156,726
		207,181
Diversified Consumer Services - 0.8%
American Public Education, Inc. (a)	1,189	41,199
Apollo Group, Inc. Class A (non-vtg.) (a)	10,500	680,610
Capella Education Co. (a)	1,115	70,635
Career Education Corp. (a)	5,670	134,663
ChinaCast Education Corp. (a)	2,890	17,138
Coinstar, Inc. (a)	1,965	64,865
Collectors Universe, Inc.	712	3,332
Corinthian Colleges, Inc. (a)	5,713	109,518
Grand Canyon Education, Inc.	3,104	54,010
Learning Tree International, Inc. (a)	1,097	12,023
Lincoln Educational Services Corp. (a)	2,033	45,092
Matthews International Corp. Class A	1,898	66,126
Nobel Learning Communities, Inc. (a)	750	8,325
Princeton Review, Inc. (a)	2,376	9,433
Steiner Leisure Ltd. (a)	938	31,160
Stewart Enterprises, Inc. Class A	6,460	34,303
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
StoneMor Partners LP	1,100	$ 17,171
Strayer Education, Inc.	905	191,046
		1,590,649
Hotels, Restaurants & Leisure - 1.5%
AFC Enterprises, Inc. (a)	2,444	20,285
Ambassadors Group, Inc.	1,175	18,542
Ambassadors International, Inc. (a)	433	173
Ameristar Casinos, Inc.	3,788	62,919
Benihana, Inc. (a)	188	1,466
Benihana, Inc. Class A (sub. vtg.) (a)	376	2,662
BJ's Restaurants, Inc. (a)	1,953	33,494
Bob Evans Farms, Inc.	2,151	57,797
Buffalo Wild Wings, Inc. (a)	1,324	54,589
California Pizza Kitchen, Inc. (a)	1,973	27,740
Caribou Coffee Co., Inc. (a)	738	5,720
Carrols Restaurant Group, Inc. (a)	1,153	8,774
Century Casinos, Inc. (a)	1,085	3,092
Churchill Downs, Inc.	1,123	42,416
Cosi, Inc. (a)	1,604	1,011
Cracker Barrel Old Country Store, Inc.	1,600	45,456
Ctrip.com International Ltd. sponsored ADR (a)	4,386	214,651
Denny's Corp. (a)	9,181	23,412
Einstein Noah Restaurant Group, Inc. (a)	785	10,174
eLong, Inc. sponsored ADR (a)	893	6,956
Empire Resorts, Inc. (a)	1,916	5,518
Famous Dave's of America, Inc. (a)	251	1,443
FortuNet, Inc.	463	556
Gaming Partners International Corp. (a)	597	3,522
Great Wolf Resorts, Inc. (a)	2,070	7,266
Home Inns & Hotels Management, Inc. sponsored ADR (a)	1,920	46,214
International Speedway Corp. Class A	1,576	43,829
Interval Leisure Group, Inc. (a)	4,080	42,799
Isle of Capri Casinos, Inc. (a)	2,440	24,961
Jack in the Box, Inc. (a)	4,900	99,911
Jamba, Inc. (a)	2,400	2,568
Lakes Entertainment, Inc. (a)	1,385	4,377
McCormick & Schmick's Seafood Restaurants (a)	992	8,740
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)	8,499	52,099
Monarch Casino & Resort, Inc. (a)	1,053	10,562
Morgans Hotel Group Co. (a)	1,579	7,784
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
MTR Gaming Group, Inc. (a)	1,922	$ 6,458
Multimedia Games, Inc. (a)	948	4,759
O'Charleys, Inc.	1,573	12,033
P.F. Chang's China Bistro, Inc. (a)	1,640	52,332
Panera Bread Co. Class A (a)	1,850	96,589
Papa John's International, Inc. (a)	2,041	47,617
Peet's Coffee & Tea, Inc. (a)	1,065	28,020
Penn National Gaming, Inc. (a)	5,125	149,701
PokerTek, Inc. (a)	568	449
Premier Exhibitions, Inc. (a)	1,302	950
Red Robin Gourmet Burgers, Inc. (a)	1,445	27,860
Rick's Cabaret International, Inc. (a)	524	3,967
Ruth's Chris Steak House, Inc. (a)	1,086	4,301
Scientific Games Corp. Class A (a)	5,897	90,932
Shuffle Master, Inc. (a)	4,163	31,556
Sonic Corp. (a)	4,347	49,686
Starbucks Corp. (a)	48,750	925,763
Texas Roadhouse, Inc. Class A (a)	4,555	46,415
The Cheesecake Factory, Inc. (a)	3,883	71,331
Town Sports International Holdings, Inc. (a)	1,521	4,183
Wynn Resorts Ltd. (a)	8,147	440,997
Youbet.com, Inc. (a)	1,585	3,281
		3,102,658
Household Durables - 0.3%
Bassett Furniture Industries, Inc.	931	4,711
California Coastal Communities, Inc. (a)	409	630
Cavco Industries, Inc. (a)	956	30,888
Craftmade International, Inc. (a)	649	1,856
Dixie Group, Inc. (a)	767	2,301
Flexsteel Industries, Inc.	620	4,867
Garmin Ltd.	13,014	427,770
Helen of Troy Ltd. (a)	1,916	41,424
Hooker Furniture Corp.	696	9,264
iRobot Corp. (a)	2,106	24,156
Lifetime Brands, Inc.	536	3,061
Makita Corp. sponsored ADR	115	3,295
Palm Harbor Homes, Inc. (a)	1,659	4,894
Stanley Furniture Co., Inc.	624	7,563
Universal Electronics, Inc. (a)	1,093	20,570
		587,250
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - 1.9%
1-800-FLOWERS.com, Inc. Class A (a)	1,747	$ 5,398
Amazon.com, Inc. (a)	28,421	2,307,501
Bidz.com, Inc. (a)	971	3,175
Blue Nile, Inc. (a)	997	55,214
dELiA*s, Inc. (a)	2,226	5,565
Drugstore.com, Inc. (a)	9,138	21,657
Expedia, Inc. (a)	17,444	402,084
Gaiam, Inc. Class A (a)	839	4,682
Hollywood Media Corp. (a)	1,921	3,074
HSN, Inc. (a)	4,047	42,089
Liberty Media Corp. Interactive Series A (a)	38,500	368,830
Netflix, Inc. (a)(c)	3,728	162,764
NutriSystem, Inc.	2,262	32,188
Overstock.com, Inc. (a)	1,922	23,948
PetMed Express, Inc.	1,606	29,053
Priceline.com, Inc. (a)	2,751	423,599
Shutterfly, Inc. (a)	2,004	28,978
Stamps.com, Inc. (a)	989	8,525
Ticketmaster Entertainment, Inc. (a)	3,942	38,474
US Auto Parts Network, Inc. (a)	1,277	6,960
ValueVision Media, Inc. Class A (a)	2,128	7,022
		3,980,780
Leisure Equipment & Products - 0.1%
Arctic Cat, Inc.	607	4,334
Escalade, Inc. (a)	749	1,311
Gametech International, Inc. (a)	660	1,254
JAKKS Pacific, Inc. (a)	2,045	27,403
Johnson Outdoors, Inc. Class A	771	7,440
Optimal Group, Inc. Class A (a)	261	574
Pool Corp.	3,221	76,724
RC2 Corp. (a)	1,393	21,870
Smith & Wesson Holding Corp. (a)	3,810	20,498
		161,408
Media - 5.1%
AirMedia Group, Inc. ADR (a)	1,897	13,905
Alloy, Inc. (a)	1,582	10,552
Ascent Media Corp. (a)	1,358	34,901
Beasley Broadcast Group, Inc. Class A	689	2,439
Carmike Cinemas, Inc.	861	8,731
Central European Media Enterprises Ltd. Class A (a)	3,235	92,942
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
CKX, Inc. (a)	7,153	$ 45,135
Comcast Corp.:
Class A	136,509	2,091,318
Class A (special) (non-vtg.)	53,237	776,728
Crown Media Holdings, Inc. Class A (a)(c)	3,856	6,902
CTC Media, Inc. (a)	10,074	133,984
Cumulus Media, Inc. Class A (a)	2,009	2,793
Discovery Communications, Inc. (a)	8,800	228,096
Discovery Communications, Inc. Class C (a)	9,175	214,420
DISH Network Corp. Class A (a)	13,646	222,566
DreamWorks Animation SKG, Inc. Class A (a)	5,000	168,800
EDCI Holdings, Inc. (a)	137	677
Emmis Communications Corp. Class A (a)	2,486	1,641
Fisher Communications, Inc.	612	12,626
Focus Media Holding Ltd. ADR (a)(c)	7,642	68,472
Global Sources Ltd.	4,093	28,078
Global Traffic Network, Inc. (a)	1,198	4,792
Harris Interactive, Inc. (a)	4,199	3,653
IMAX Corp. (a)	4,528	42,563
Knology, Inc. (a)	2,977	21,553
Lamar Advertising Co. Class A (a)(c)	4,907	112,321
Liberty Global, Inc.:
Class A (a)	9,196	201,300
Class B (a)	234	5,061
Class C (a)	8,587	186,252
Liberty Media Corp.:
Capital Series A (a)	5,977	114,101
Entertainment Series A (a)	33,300	928,737
LodgeNet Entertainment Corp. (a)	2,000	13,960
MDC Partners, Inc. Class A (sub. vtg.) (a)	1,583	9,545
Mediacom Communications Corp. Class A (a)	4,507	22,670
Morningstar, Inc. (a)(c)	3,054	135,292
National CineMedia, Inc.	2,941	44,115
Navarre Corp. (a)	871	1,542
Net Servicos de Comunicacao SA sponsored ADR	3,300	34,848
New Frontier Media, Inc. (a)	1,084	2,374
News Corp.:
Class A	120,390	1,290,581
Class B	52,706	666,204
Nexstar Broadcasting Group, Inc. Class A (a)	1,166	3,486
Outdoor Channel Holdings, Inc. (a)	1,940	12,920
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Private Media Group, Inc. (a)	2,365	$ 1,537
Radio One, Inc. Class D (non-vtg.) (a)	3,233	2,360
RCN Corp. (a)	3,859	36,159
Regent Communication, Inc. (a)	1,974	711
Rentrak Corp. (a)	700	11,130
RRSat Global Communications Network Ltd.	1,101	12,232
Salem Communications Corp. Class A (a)	1,009	2,674
Scholastic Corp.	2,342	57,051
Sinclair Broadcast Group, Inc. Class A	2,661	7,531
Sirius XM Radio, Inc. (a)	250,000	168,375
Spanish Broadcasting System, Inc. Class A (a)	1,167	397
The DIRECTV Group, Inc. (a)(c)	66,450	1,645,302
Thomson Reuters PLC ADR	162	30,960
Value Line, Inc.	658	19,404
Virgin Media, Inc.	21,821	249,414
VisionChina Media, Inc. ADR (a)	5,356	30,208
WPP PLC sponsored ADR	1,012	41,866
WPT Enterprises, Inc. (a)	1,455	1,411
Xinhua Sports & Entertainment sponsored ADR (a)	1,611	2,545
		10,344,843
Multiline Retail - 0.4%
Dollar Tree, Inc. (a)	5,828	291,050
Fred's, Inc. Class A	3,106	40,626
Sears Holdings Corp. (a)(c)	7,887	500,430
The Bon-Ton Stores, Inc.	647	4,438
Tuesday Morning Corp. (a)	2,430	10,935
		847,479
Specialty Retail - 1.9%
A.C. Moore Arts & Crafts, Inc. (a)	1,286	4,475
America's Car Mart, Inc. (a)	1,175	24,205
bebe Stores, Inc.	6,318	48,206
Bed Bath & Beyond, Inc. (a)	17,100	623,808
Big 5 Sporting Goods Corp.	1,981	30,250
Books-A-Million, Inc.	669	9,085
Cache, Inc. (a)	659	3,447
Casual Male Retail Group, Inc. (a)	2,971	9,121
Charlotte Russe Holding, Inc. (a)	1,484	25,807
Charming Shoppes, Inc. (a)	7,806	40,903
Citi Trends, Inc. (a)	970	21,621
Coldwater Creek, Inc. (a)	6,172	45,920
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Conn's, Inc. (a)(c)	1,681	$ 19,012
Cost Plus, Inc. (a)	788	1,552
Destination Maternity Corp. (a)	235	4,719
Dress Barn, Inc. (a)(c)	4,092	66,413
Finish Line, Inc. Class A	3,833	31,622
Gander Mountain Co. (a)	416	2,338
Golfsmith International Holdings, Inc. (a)	629	1,554
Gymboree Corp. (a)	1,904	85,280
Hastings Entertainment, Inc. (a)	1,374	5,427
Hibbett Sports, Inc. (a)	2,043	35,896
Hot Topic, Inc. (a)	3,405	23,699
Jos. A. Bank Clothiers, Inc. (a)	1,166	51,316
Kirkland's, Inc. (a)	1,250	17,700
Monro Muffler Brake, Inc.	1,480	38,154
O'Reilly Automotive, Inc. (a)	8,752	335,027
Pacific Sunwear of California, Inc. (a)	4,706	20,801
PetSmart, Inc.	7,944	166,109
Pomeroy IT Solutions, Inc. (a)	627	3,731
Rent-A-Center, Inc. (a)	4,149	81,860
Ross Stores, Inc.	8,273	385,853
Select Comfort Corp. (a)	1,965	6,209
Shoe Carnival, Inc. (a)	605	9,511
Staples, Inc.	46,937	1,014,309
Stein Mart, Inc. (a)	4,316	53,346
The Children's Place Retail Stores, Inc. (a)	1,954	59,265
Tractor Supply Co. (a)	2,205	103,767
Trans World Entertainment Corp. (a)	1,445	1,329
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	4,220	48,614
Urban Outfitters, Inc. (a)	10,932	310,797
West Marine, Inc. (a)	1,329	10,991
Wet Seal, Inc. Class A (a)	7,343	25,774
Winmark Corp. (a)	446	9,139
Zumiez, Inc. (a)	2,785	35,202
		3,953,164
Textiles, Apparel & Luxury Goods - 0.4%
Cherokee, Inc.	881	18,113
Columbia Sportswear Co.	1,960	77,048
Crocs, Inc. (a)	7,587	48,177
Deckers Outdoor Corp. (a)	788	53,820
FGX International Ltd. (a)	1,543	22,281
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Fossil, Inc. (a)	4,435	$ 112,560
Fuqi International, Inc. (a)(c)	1,433	37,158
G-III Apparel Group Ltd. (a)	990	14,801
Heelys, Inc.	1,200	2,784
Iconix Brand Group, Inc. (a)	4,567	78,461
K-Swiss, Inc. Class A	2,810	27,088
LJ International, Inc. (a)	1,100	2,013
Lululemon Athletica, Inc. (a)	4,581	91,895
Perry Ellis International, Inc. (a)	1,086	13,564
Rocky Brands, Inc. (a)	112	557
Steven Madden Ltd. (a)	1,230	39,643
Tandy Brands Accessories, Inc.	905	2,353
True Religion Apparel, Inc. (a)	1,926	43,585
Volcom, Inc. (a)	1,724	24,429
Wacoal Holdings Corp. sponsored ADR	219	13,672
Weyco Group, Inc.	859	19,413
		743,415
TOTAL CONSUMER DISCRETIONARY		25,939,275
CONSUMER STAPLES - 1.8%
Beverages - 0.2%
Central European Distribution Corp. (a)	3,179	102,364
Coca-Cola Bottling Co. Consolidated	560	30,274
Hansen Natural Corp. (a)	5,865	191,551
Jones Soda Co. (a)	1,719	1,152
MGP Ingredients, Inc. (a)	535	2,028
National Beverage Corp. (a)	2,629	26,658
		354,027
Food & Staples Retailing - 1.1%
Andersons, Inc.	1,237	40,697
Arden Group, Inc. Class A	208	24,544
Casey's General Stores, Inc.	2,886	80,087
Costco Wholesale Corp.	28,622	1,459,150
Ingles Markets, Inc. Class A	1,509	24,883
Nash-Finch Co.	1,029	27,927
Pricesmart, Inc.	2,203	39,103
Spartan Stores, Inc.	2,118	28,106
Susser Holdings Corp. (a)	1,119	12,007
The Pantry, Inc. (a)	1,338	20,271
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
United Natural Foods, Inc. (a)	2,835	$ 76,602
Village Super Market, Inc. Class A	428	12,262
Whole Foods Market, Inc. (a)(c)	9,002	261,778
Winn-Dixie Stores, Inc. (a)	3,421	47,107
		2,154,524
Food Products - 0.4%
AgFeed Industries, Inc. (a)(c)	2,483	12,514
Alico, Inc.	753	22,326
American Italian Pasta Co. Class A (a)	1,524	46,116
Bridgford Foods Corp. (a)	433	3,797
Cal-Maine Foods, Inc. (c)	1,475	42,111
Calavo Growers, Inc.	1,103	19,413
Cresud S.A.C.I.F. y A. sponsored ADR (c)	3,286	37,132
Diamond Foods, Inc.	1,112	31,080
Farmer Brothers Co.	1,034	21,352
Green Mountain Coffee Roasters, Inc. (a)	2,478	149,151
Griffin Land & Nurseries, Inc.	256	7,631
Hain Celestial Group, Inc. (a)	2,868	45,888
Imperial Sugar Co.	582	8,113
J&J Snack Foods Corp.	1,258	54,975
John B. Sanfilippo & Son, Inc. (a)	308	3,160
Lancaster Colony Corp.	1,732	87,050
Lance, Inc.	2,342	56,794
Lifeway Foods, Inc. (a)(c)	1,041	13,439
Origin Agritech Ltd. (a)	627	2,740
Sanderson Farms, Inc.	1,406	58,490
Smart Balance, Inc. (a)	4,985	31,854
SunOpta, Inc. (a)	4,632	16,490
Synutra International, Inc. (a)(c)	3,370	52,134
Zhongpin, Inc. (a)	2,426	27,608
		851,358
Household Products - 0.0%
Central Garden & Pet Co. (a)	1,987	24,122
Central Garden & Pet Co. Class A (non-vtg.) (a)	3,017	33,187
WD-40 Co.	1,242	33,509
		90,818
Personal Products - 0.1%
Bare Escentuals, Inc. (a)	5,782	53,657
Chattem, Inc. (a)	1,179	72,202
China Sky One Medical, Inc. (a)(c)	1,381	17,898
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - continued
China-Biotics, Inc. (a)	1,000	$ 12,900
Elizabeth Arden, Inc. (a)	2,714	27,954
Inter Parfums, Inc.	3,013	29,075
Mannatech, Inc.	1,708	6,661
Nutraceutical International Corp. (a)	889	10,224
Parlux Fragrances, Inc. (a)	684	1,395
Physicians Formula Holdings, Inc. (a)	1,230	3,026
Reliv International, Inc.	923	3,554
USANA Health Sciences, Inc. (a)	1,178	37,131
		275,677
Tobacco - 0.0%
Star Scientific, Inc. (a)(c)	6,277	6,277
TOTAL CONSUMER STAPLES		3,732,681
ENERGY - 1.1%
Energy Equipment & Services - 0.3%
Acergy SA sponsored ADR	2,091	21,119
Bronco Drilling Co., Inc. (a)	1,816	6,719
Dawson Geophysical Co. (a)	534	13,238
ENGlobal Corp. (a)	1,250	5,525
Exterran Partners LP	1,705	26,632
Global Industries Ltd. (a)	7,537	71,602
Gulf Island Fabrication, Inc.	1,159	17,350
Hercules Offshore, Inc. (a)	6,988	32,145
Lufkin Industries, Inc.	1,011	44,737
Matrix Service Co. (a)	2,410	26,558
Mitcham Industries, Inc. (a)	452	2,409
Omni Energy Services Corp. (a)	884	1,441
OYO Geospace Corp. (a)	311	6,254
Patterson-UTI Energy, Inc.	9,304	123,650
PHI, Inc. (non-vtg.) (a)	1,466	30,581
Seahawk Drilling, Inc. (a)	800	17,832
Superior Well Services, Inc. (a)	1,972	17,807
T-3 Energy Services, Inc. (a)	1,599	28,110
Tesco Corp. (a)	2,917	22,403
TGC Industries, Inc.	1,197	4,620
Trico Marine Services, Inc. (a)	800	5,440
Union Drilling, Inc. (a)	1,261	7,894
		534,066
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 0.8%
Alliance Holdings GP, LP	3,799	$ 77,006
Alliance Resource Partners LP	2,326	76,991
APCO Argentina, Inc.	1,712	37,664
Approach Resources, Inc. (a)	1,835	13,763
Atlas America, Inc. (c)	2,642	58,600
ATP Oil & Gas Corp. (a)	2,923	32,591
BreitBurn Energy Partners LP	3,924	36,768
Brigham Exploration Co. (a)	4,805	31,473
Calumet Specialty Products Partners LP	1,342	18,989
Capital Product Partners LP	2,689	21,270
Carrizo Oil & Gas, Inc. (a)(c)	2,185	42,236
Clayton Williams Energy, Inc. (a)	1,241	24,572
Clean Energy Fuels Corp. (a)(c)	3,691	46,211
Copano Energy LLC	3,325	51,637
CREDO Petroleum Corp. (a)	469	5,187
Crosstex Energy LP	4,020	15,758
Crosstex Energy, Inc.	4,501	17,239
Delta Petroleum Corp. (a)(c)	16,416	29,549
Dorchester Minerals LP	2,296	48,721
Double Eagle Petroleum Co. (a)	564	2,420
Eagle Rock Energy Partners LP	5,065	16,968
Energy XXI (Bermuda) Ltd.	6,854	5,072
EV Energy Partners LP	1,186	25,831
FX Energy, Inc. (a)	3,870	13,119
Geomet, Inc. (a)	2,493	3,017
Georesources, Inc. (a)	687	7,159
GMX Resources, Inc. (a)	1,111	11,765
Golar LNG Ltd. (NASDAQ)	4,752	47,282
Green Plains Renewable Energy, Inc. (a)	1,000	7,620
Gulfport Energy Corp. (a)	2,670	20,025
Hiland Holdings GP LP	929	2,183
Hiland Partners LP	290	2,190
Inergy Holdings LP	1,219	53,721
Inergy LP	3,332	92,896
Isramco, Inc. (a)	150	25,499
Ivanhoe Energy, Inc. (a)	18,285	28,064
James River Coal Co. (a)	1,933	32,165
Knightsbridge Tankers Ltd.	1,502	19,466
Legacy Reserves LP	2,355	36,149
Linn Energy LLC	6,992	148,860
Marine Petroleum Trust	475	7,363
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Martin Midstream Partners LP	1,039	$ 24,915
NGAS Resources, Inc. (a)	1,100	1,925
Pacific Ethanol, Inc. (a)	1,754	737
Parallel Petroleum Corp. (a)	1,957	3,660
Petroleum Development Corp. (a)	1,182	16,182
PrimeEnergy Corp. (a)	168	4,600
Quest Resource Corp. (a)	2,097	738
Ram Energy Resources, Inc. (a)	3,575	2,642
Regency Energy Partners LP	3,454	56,231
Rex Energy Corp. (a)	2,340	13,946
Rosetta Resources, Inc. (a)	4,350	51,374
StealthGas, Inc.	1,288	6,414
Syntroleum Corp. (a)	2,008	5,261
Targa Resources Partners LP	2,498	42,216
TC Pipelines LP	2,165	79,023
TEL Offshore Trust	435	1,958
Top Ships, Inc. (a)	1,897	2,883
Toreador Resources Corp.	1,924	9,716
TORM AS ADR	347	3,297
TransGlobe Energy Corp. (a)	4,888	15,228
Uranium Resources, Inc. (a)	2,300	2,231
Verenium Corp. (a)(c)	2,561	1,565
Warren Resources, Inc. (a)	3,124	7,654
		1,649,455
TOTAL ENERGY		2,183,521
FINANCIALS - 8.2%
Capital Markets - 2.3%
American Capital Ltd. (c)	18,780	46,574
BGC Partners, Inc. Class A	5,310	24,001
Broadpoint Gleacher Securities Group, Inc. (a)	7,803	58,913
Calamos Asset Management, Inc. Class A	1,792	20,214
Capital Southwest Corp.	282	21,359
Charles Schwab Corp.	76,899	1,388,796
Cowen Group, Inc. (a)	832	5,408
Diamond Hill Investment Group, Inc.	178	9,147
E*TRADE Financial Corp. (a)(c)	71,523	125,880
Epoch Holding Corp.	1,309	10,747
FBR Capital Markets Corp. (a)	3,856	20,861
FCStone Group, Inc. (a)	1,460	6,993
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
FirstCity Financial Corp. (a)	1,173	$ 9,959
GFI Group, Inc.	8,129	58,204
Harris & Harris Group, Inc. (a)	1,045	6,155
International Assets Holding Corp. (a)	462	7,540
Knight Capital Group, Inc. Class A (a)	6,260	125,951
Northern Trust Corp.	15,711	918,465
optionsXpress Holdings, Inc.	3,928	65,362
Penson Worldwide, Inc. (a)	2,074	21,030
Prospect Capital Corp.	2,459	25,082
Sanders Morris Harris Group, Inc.	2,380	13,352
SEI Investments Co.	12,858	237,102
Siebert Financial Corp. (a)	2,067	4,299
T. Rowe Price Group, Inc.	16,852	763,733
TD Ameritrade Holding Corp. (a)	38,721	744,992
Thomas Weisel Partners Group, Inc. (a)	2,194	9,719
TradeStation Group, Inc. (a)	3,142	22,528
U.S. Global Investments, Inc. Class A	870	9,640
		4,782,006
Commercial Banks - 2.5%
1st Source Corp.	1,711	27,718
Alliance Financial Corp.	376	10,302
Amcore Financial, Inc.	1,070	1,220
American National Bankshares, Inc.	549	11,924
American River Bankshares	684	5,472
AmericanWest Bancorp (a)	569	330
Ameris Bancorp	898	5,792
AmeriServ Financial, Inc.	1,045	2,048
Ames National Corp.	710	17,232
Appalachian Bancshares, Inc. (a)	419	272
Arrow Financial Corp.	826	22,475
Associated Banc-Corp.	8,024	83,209
BancFirst Corp.	1,187	43,420
Bancorp Rhode Island, Inc.	498	12,963
Bancorp, Inc., Delaware (a)	516	3,411
BancTrust Financial Group, Inc. (c)	1,124	4,181
Bank of Florida Corp. (a)	413	1,033
Bank of Granite Corp.	972	2,119
Bank of Marin Bancorp	428	13,358
Bank of the Ozarks, Inc.	1,395	34,791
Banner Corp.	1,305	4,228
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
BNC Bancorp	475	$ 3,491
BOK Financial Corp. (c)	4,313	195,120
Boston Private Financial Holdings, Inc.	6,522	32,740
Bridge Capital Holdings (a)	707	4,277
Bryn Mawr Bank Corp.	785	13,934
Cadence Financial Corp.	596	1,091
Camden National Corp.	695	22,483
Capital Bank Corp.	729	3,645
Capital City Bank Group, Inc.	991	14,498
Cardinal Financial Corp.	1,972	15,579
Cascade Bancorp (c)	2,416	3,237
Cascade Financial Corp.	1,011	1,709
Cathay General Bancorp	3,392	31,342
Center Bancorp, Inc.	578	5,242
Center Financial Corp., California	793	3,791
Centerstate Banks of Florida, Inc.	1,120	9,363
Century Bancorp, Inc. Class A (non-vtg.)	318	7,521
Chemical Financial Corp.	2,040	42,697
Chicopee Bancorp, Inc. (a)	716	9,315
Citizens & Northern Corp.	811	14,825
Citizens Banking Corp., Michigan (a)	6,427	4,820
City Bank Lynnwood, Washington (c)	1,023	3,151
City Holding Co.	1,279	40,723
CNB Financial Corp., Pennsylvania	587	9,257
CoBiz, Inc.	2,255	10,666
Colony Bankcorp, Inc.	217	1,304
Columbia Bancorp, Oregon (c)	853	1,262
Columbia Banking Systems, Inc.	2,090	34,297
Commerce Bancshares, Inc.	4,700	172,631
Commonwealth Bankshares, Inc.	311	1,648
Community Trust Bancorp, Inc.	1,212	32,433
Community Valley Bancorp	207	828
CVB Financial Corp.	6,337	44,422
Dearborn Bancorp, Inc. (a)	465	539
Eagle Bancorp, Inc., Maryland	583	5,334
East West Bancorp, Inc.	4,636	42,698
Eastern Virgina Bankshares, Inc.	469	3,940
Enterprise Financial Services Corp.	830	9,338
EuroBancshares, Inc. (a)	1,284	2,735
Farmers Capital Bank Corp.	175	3,201
Fidelity Southern Corp.	450	1,355
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Fifth Third Bancorp	52,430	$ 573,584
Financial Institutions, Inc.	990	11,979
First Bancorp, North Carolina	1,220	21,399
First Busey Corp. (c)	2,955	18,380
First Citizen Bancshares, Inc.	547	75,716
First Community Bancshares, Inc.	1,036	12,971
First Financial Bancorp, Ohio	3,746	31,616
First Financial Bankshares, Inc.	1,249	62,250
First Financial Corp., Indiana	1,190	35,902
First M&F Corp.	312	1,114
First Mariner Bancorp, Inc. (a)(c)	782	1,275
First Merchants Corp.	2,468	17,523
First Midwest Bancorp, Inc., Delaware	3,935	40,373
First of Long Island Corp.	572	16,325
First Regional Bancorp (a)	783	861
First Security Group, Inc.	566	2,264
First South Bancorp, Inc., Virginia	619	7,583
First State Bancorp. (a)	1,395	1,772
First United Corp.	493	5,137
Firstbank Corp., Michigan	489	3,076
FirstMerit Corp.	5,039	90,551
FNB Corp., North Carolina	602	1,499
Frontier Financial Corp., Washington (c)	2,673	2,058
Fulton Financial Corp.	11,561	84,858
German American Bancorp, Inc.	686	11,189
Glacier Bancorp, Inc. (c)	3,960	59,044
Great Southern Bancorp, Inc.	844	17,766
Green Bankshares, Inc.	802	5,004
Grupo Financiero Galicia SA sponsored ADR (a)(c)	2,672	10,768
Guaranty Bancorp (a)	2,883	4,901
Hampton Roads Bankshares, Inc. (c)	1,999	6,077
Hancock Holding Co.	1,988	76,160
Hanmi Financial Corp. (a)	4,037	6,096
Harleysville National Corp., Pennsylvania	3,916	22,556
Hawthorn Bancshares, Inc.	299	3,122
Heartland Financial USA, Inc. (c)	1,634	24,461
Heritage Commerce Corp.	500	2,310
Heritage Financial Corp., Washington	369	4,731
Home Bancshares, Inc.	1,660	33,615
Horizon Financial Corp.	950	817
Huntington Bancshares, Inc.	24,230	110,489
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
IBERIABANK Corp.	1,348	$ 65,324
Independent Bank Corp., Massachusetts	1,594	36,933
Independent Bank Corp., Michigan	1,341	2,387
Integra Bank Corp.	932	1,351
International Bancshares Corp.	4,507	69,588
Intervest Bancshares Corp. Class A (a)	539	1,617
Investors Bancorp, Inc. (a)	7,323	67,665
Lakeland Bancorp, Inc.	1,703	15,089
Lakeland Financial Corp.	1,264	25,141
LNB Bancorp, Inc.	836	5,016
Macatawa Bank Corp. (a)	639	1,451
MainSource Financial Group, Inc.	1,798	11,579
MB Financial, Inc.	2,744	38,004
MBT Financial Corp.	578	1,220
Mercantile Bank Corp.	476	2,118
Merchants Bancshares, Inc.	610	14,640
Metro Bancorp, Inc. (a)	500	8,370
Metrocorp Bancshares, Inc.	399	1,400
Middleburg Financial Corp.	329	4,402
Midwest Banc Holdings, Inc.	1,241	794
Nara Bancorp, Inc.	1,677	14,674
National Bankshares, Inc.	287	7,293
National Penn Bancshares, Inc.	6,006	33,634
NBT Bancorp, Inc.	2,176	49,178
NewBridge Bancorp	1,464	3,177
North Valley Bancorp	582	2,153
Northern States Financial Corp. (a)	462	1,987
Northfield Bancorp, Inc.	3,343	40,952
Northrim Bancorp, Inc.	360	5,436
Old Point Financial Corp.	453	7,701
Old Second Bancorp, Inc. (c)	929	5,128
Orrstown Financial Services, Inc.	200	7,306
PAB Bankshares, Inc. (a)(c)	579	1,986
Pacific Capital Bancorp	5,011	12,177
Pacific Continental Corp.	1,605	15,344
Pacific Mercantile Bancorp (a)	562	1,731
PacWest Bancorp	2,457	48,427
Patriot National Bancorp, Inc.	549	1,773
Peapack-Gladstone Financial Corp.	546	9,222
Penns Woods Bancorp, Inc.	361	11,556
Peoples Bancorp, Inc.	991	15,668
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Pinnacle Financial Partners, Inc. (a)	2,472	$ 37,253
Popular, Inc. (c)	18,382	39,521
Preferred Bank, Los Angeles California	632	2,180
PremierWest Bancorp	1,496	4,279
PrivateBancorp, Inc. (c)	3,065	73,897
Prosperity Bancshares, Inc.	2,766	95,510
Renasant Corp.	1,973	30,029
Republic Bancorp, Inc., Kentucky Class A	1,426	30,288
Republic First Bancorp, Inc. (a)	530	3,275
Royal Bancshares of Pennsylvania, Inc. Class A (a)	504	877
Rurban Financial Corp.	723	5,856
S&T Bancorp, Inc.	2,197	30,428
S.Y. Bancorp, Inc.	1,488	33,078
Sandy Spring Bancorp, Inc. (c)	1,705	26,786
SCBT Financial Corp.	1,222	31,344
Seacoast Banking Corp., Florida	1,020	2,887
Shore Bancshares, Inc.	765	13,472
Sierra Bancorp	727	9,291
Signature Bank, New York (a)	2,485	75,445
Silver State Bancorp (a)	100	1
Simmons First National Corp. Class A	1,037	29,212
Smithtown Bancorp, Inc.	1,357	18,374
South Financial Group, Inc.	6,917	12,174
Southcoast Financial Corp. (a)	534	2,750
Southern Community Financial Corp.	910	2,430
Southside Bancshares, Inc.	1,529	33,057
Southwest Bancorp, Inc., Oklahoma	1,648	21,309
State Bancorp, Inc., New York	1,520	12,282
StellarOne Corp.	1,819	25,430
Sterling Bancshares, Inc.	6,211	49,377
Sterling Financial Corp., Washington (c)	4,804	10,184
Suffolk Bancorp	848	24,550
Summit Financial Group, Inc.	583	3,061
Sun Bancorp, Inc., New Jersey	2,559	14,228
Superior Bancorp (a)	529	1,397
Susquehanna Bancshares, Inc., Pennsylvania	6,177	36,074
SVB Financial Group (a)	2,199	87,410
Taylor Capital Group, Inc. (a)	670	4,469
Tennessee Commerce Bancorp, Inc. (a)	494	2,124
Texas Capital Bancshares, Inc. (a)	2,519	41,689
The First Bancorp, Inc.	846	15,769
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
TIB Financial Corp. (c)	811	$ 1,192
TowneBank	1,942	24,547
Trico Bancshares	1,386	23,479
Trustmark Corp.	3,350	63,751
UCBH Holdings, Inc. (c)	5,813	7,673
UMB Financial Corp.	2,418	96,793
Umpqua Holdings Corp.	4,273	44,055
Union Bankshares Corp.	1,092	18,357
United Bankshares, Inc., West Virginia	2,717	53,335
United Community Banks, Inc., Georgia (c)	4,035	27,196
United Security Bancshares, Inc.	450	10,656
United Security Bancshares, California (c)	928	4,965
Univest Corp. of Pennsylvania	1,063	22,079
Virginia Commerce Bancorp, Inc. (a)	1,689	5,979
VIST Financial Corp.	512	2,995
Washington Banking Co., Oak Harbor	401	3,942
Washington Trust Bancorp, Inc.	1,556	27,152
WesBanco, Inc.	2,143	31,459
West Bancorp., Inc.	1,654	9,461
West Coast Bancorp, Oregon	948	2,304
Westamerica Bancorp.	1,675	86,145
Whitney Holding Corp.	4,786	43,122
Wilshire Bancorp, Inc.	1,594	13,198
Wintrust Financial Corp.	1,812	50,138
Yadkin Valley Financial Corp.	667	4,142
Zions Bancorp	7,871	139,081
		5,169,987
Consumer Finance - 0.1%
Advanta Corp.:
Class A	639	395
Class B	1,474	1,033
Cardtronics, Inc. (a)	1,973	15,547
CompuCredit Holdings Corp. (a)(c)	4,390	19,184
Consumer Portfolio Services, Inc. (a)	1,184	1,101
Credit Acceptance Corp. (a)	1,902	58,030
Dollar Financial Corp. (a)	1,671	29,126
EZCORP, Inc. (non-vtg.) Class A (a)	3,381	45,204
First Cash Financial Services, Inc. (a)	1,933	36,321
Nicholas Financial, Inc. (a)	537	3,754
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - continued
QC Holdings, Inc.	1,007	$ 6,183
World Acceptance Corp. (a)	1,195	31,106
		246,984
Diversified Financial Services - 0.9%
Ampal-American Israel Corp. Class A (a)	2,681	6,327
Asset Acceptance Capital Corp. (a)	2,070	15,070
Asta Funding, Inc.	686	6,003
California First National Bancorp	58	735
CME Group, Inc.	4,407	1,282,613
Compass Diversified Holdings	3,177	32,183
Elron Electronic Industries Ltd. (a)	1,076	5,068
Encore Capital Group, Inc. (a)	1,489	22,186
Interactive Brokers Group, Inc. (a)	2,770	52,575
Life Partners Holdings, Inc. (c)	1,243	21,305
MarketAxess Holdings, Inc. (a)	2,775	30,775
Marlin Business Services Corp. (a)	759	5,693
Medallion Financial Corp.	1,715	14,320
NewStar Financial, Inc. (a)	2,262	6,243
PICO Holdings, Inc. (a)	1,389	46,018
Portfolio Recovery Associates, Inc. (a)	1,050	46,116
Resource America, Inc. Class A	1,085	5,523
The NASDAQ Stock Market, Inc. (a)	13,194	289,608
		1,888,361
Insurance - 1.0%
21st Century Holding Co.	425	1,568
American National Insurance Co.	1,715	148,125
American Physicians Capital, Inc.	1,050	31,332
American Physicians Service Group, Inc.	616	14,174
Amerisafe, Inc. (a)	1,658	28,319
Amtrust Financial Services, Inc.	4,119	52,023
Arch Capital Group Ltd. (a)	3,678	238,960
Argo Group International Holdings, Ltd. (a)	1,833	64,742
Baldwin & Lyons, Inc. Class B	1,187	26,256
Cincinnati Financial Corp.	10,295	264,787
CNinsure, Inc. ADR	855	14,142
CRM Holdings Ltd. (a)	727	763
Donegal Group, Inc. Class A	1,525	22,387
Eastern Insurance Holdings, Inc.	468	4,549
eHealth, Inc. (a)	1,971	36,464
EMC Insurance Group	882	18,963
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Enstar Group Ltd. (a)	798	$ 49,380
Erie Indemnity Co. Class A	3,062	118,408
FPIC Insurance Group, Inc. (a)	943	30,091
Greenlight Capital Re, Ltd. (a)	2,430	44,469
Hallmark Financial Services, Inc. (a)	1,598	11,665
Harleysville Group, Inc.	1,985	64,334
Infinity Property & Casualty Corp.	1,165	51,225
IPC Holdings Ltd.	3,135	101,637
Kansas City Life Insurance Co.	814	29,101
Maiden Holdings Ltd.	5,868	44,832
Max Capital Group Ltd.	3,687	75,436
Mercer Insurance Group, Inc.	261	4,784
National Interstate Corp.	1,208	21,623
National Western Life Insurance Co. Class A	280	46,119
Navigators Group, Inc. (a)	1,115	57,869
PMA Capital Corp. Class A (a)	1,857	10,232
Presidential Life Corp.	3,187	31,551
Safety Insurance Group, Inc.	1,308	42,026
Selective Insurance Group, Inc.	3,494	59,468
Specialty Underwriters' Alliance, Inc. (a)	776	5,067
State Auto Financial Corp.	2,892	49,656
Tower Group, Inc.	2,579	61,870
United America Indemnity Ltd. Class A (a)	3,630	22,615
United Fire & Casualty Co.	1,973	39,480
		2,040,492
Real Estate Investment Trusts - 0.1%
American Capital Agency Corp.	1,161	28,897
Gladstone Commercial Corp.	882	11,854
Investors Real Estate Trust	5,549	51,384
Mission West Properties, Inc.	1,926	13,289
Monmouth Real Estate Investment Corp. Class A	1,800	12,564
		117,988
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA (a)	1,600	22,928
Avatar Holdings, Inc. (a)	1,147	21,896
Elbit Imaging Ltd. (a)	1,492	38,046
FirstService Corp. (sub. vtg.) (a)	1,604	25,644
Market Leader, Inc. (a)	3,144	5,911
Stratus Properties, Inc. (a)	335	2,124
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Thomas Properties Group, Inc.	2,004	$ 4,289
ZipRealty, Inc. (a)	624	2,434
		123,272
Thrifts & Mortgage Finance - 1.2%
Abington Bancorp, Inc.	2,376	19,198
Anchor BanCorp Wisconsin, Inc.	2,266	2,991
Atlantic Coast Federal Corp.	668	1,283
Bank Mutual Corp.	4,433	38,966
BankFinancial Corp.	1,864	18,286
Beneficial Mutual Bancorp, Inc. (a)	6,328	56,256
Berkshire Bancorp, Inc.	927	6,591
Berkshire Hills Bancorp, Inc.	1,600	36,016
Brookline Bancorp, Inc., Delaware	4,768	49,778
Brooklyn Federal Bancorp, Inc.	773	10,049
Camco Financial Corp.	727	1,708
Capitol Federal Financial	4,514	145,035
CFS Bancorp, Inc.	485	1,940
Citizens First Bancorp, Inc., Delaware (a)	345	342
Citizens South Banking Corp., Delaware	637	3,453
Clifton Savings Bancorp, Inc.	1,915	20,184
Corus Bankshares, Inc. (a)(c)	2,658	718
Danvers Bancorp, Inc.	2,696	34,671
Dime Community Bancshares, Inc.	3,457	38,718
ESB Financial Corp.	1,247	16,710
ESSA Bancorp, Inc.	1,551	19,636
First Defiance Financial Corp.	519	8,636
First Federal Bancshares of Arkansas, Inc.	569	2,435
First Financial Holdings, Inc.	874	15,680
First Financial Northwest, Inc.	2,916	21,287
First Financial Service Corp.	413	5,993
First Niagara Financial Group, Inc.	8,947	117,027
First PacTrust Bancorp, Inc.	595	4,314
First Place Financial Corp.	740	2,383
Flushing Financial Corp.	2,335	30,705
Fox Chase Bancorp, Inc. (a)	1,095	10,479
Heritage Financial Group	814	6,610
HMN Financial, Inc.	448	1,792
Home Federal Bancorp, Inc.	1,430	16,088
Hudson City Bancorp, Inc.	33,438	438,707
K-Fed Bancorp	734	6,415
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Kearny Financial Corp.	4,321	$ 47,315
Legacy Bancorp, Inc.	898	9,896
LSB Corp.	631	6,903
Meridian Interstate Bancorp, Inc. (a)	1,350	12,515
MutualFirst Financial, Inc.	550	4,015
NASB Financial, Inc.	486	14,959
Northeast Community Bancorp, Inc.	544	3,862
Northwest Bancorp, Inc.	3,254	66,707
OceanFirst Financial Corp.	1,038	13,494
Oritani Financial Corp.	2,550	34,017
Pamrapo Bancorp, Inc.	666	4,176
Parkvale Financial Corp.	256	2,348
People's United Financial, Inc.	21,825	350,510
Provident Financial Holdings, Inc.	315	2,539
Provident New York Bancorp	3,587	33,036
Prudential Bancorp, Inc. of Pennsylvania	1,172	12,798
Pulaski Financial Corp.	484	4,090
PVF Capital Corp.	500	1,085
Riverview Bancorp, Inc.	1,020	3,590
Rockville Financial, Inc.	1,512	20,231
Roma Financial Corp.	2,638	33,397
Rome Bancorp, Inc.	1,067	9,475
Severn Bancorp, Inc.	677	2,275
SI Financial Group, Inc.	1,167	5,578
TFS Financial Corp.	19,118	217,945
TierOne Corp. (a)	794	1,858
Timberland Bancorp, Inc.	250	1,218
Tree.com, Inc. (a)	388	2,735
Triad Guaranty, Inc. (a)	653	1,019
Trustco Bank Corp., New York	5,917	36,804
United Community Financial Corp., Ohio	1,934	2,862
United Financial Bancorp, Inc.	2,379	29,238
United Western Bancorp, Inc.	373	1,992
ViewPoint Financial Group	1,624	20,332
Washington Federal, Inc.	5,161	76,589
Waterstone Financial, Inc. (a)	2,022	9,706
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Westfield Financial, Inc.	4,129	$ 37,780
WSFS Financial Corp.	627	17,380
		2,367,349
TOTAL FINANCIALS		16,736,439
HEALTH CARE - 14.7%
Biotechnology - 7.4%
3SBio, Inc. sponsored ADR (a)	1,110	11,167
Aastrom Biosciences, Inc. (a)	3,712	1,522
Abraxis BioScience, Inc. (a)	2,453	66,035
Acadia Pharmaceuticals, Inc. (a)	2,336	13,642
Achillion Pharmaceuticals, Inc. (a)	2,091	3,785
Acorda Therapeutics, Inc. (a)	2,796	63,246
AEterna Zentaris, Inc. (sub. vtg.) (a)	3,891	3,697
Affymax, Inc. (a)	1,365	31,095
Alexion Pharmaceuticals, Inc. (a)	5,406	244,027
Alkermes, Inc. (a)	6,265	56,698
Allos Therapeutics, Inc. (a)	7,271	53,442
Alnylam Pharmaceuticals, Inc. (a)	3,081	68,768
Altus Pharmaceuticals, Inc. (a)	1,380	469
Amgen, Inc. (a)	66,824	3,992,066
Amicus Therapeutics, Inc. (a)	1,041	10,233
Amylin Pharmaceuticals, Inc. (a)	9,244	116,474
Anadys Pharmaceuticals, Inc. (a)	2,079	4,802
Antigenics, Inc. (a)(c)	4,000	8,280
Arena Pharmaceuticals, Inc. (a)	7,480	34,782
ARIAD Pharmaceuticals, Inc. (a)	5,143	11,263
ArQule, Inc. (a)	4,596	24,910
Array Biopharma, Inc. (a)	2,535	10,444
AVI BioPharma, Inc. (a)(c)	1,700	2,907
Avigen, Inc. (a)	1,684	2,139
BioCryst Pharmaceuticals, Inc. (a)(c)	2,702	33,694
Biogen Idec, Inc. (a)	18,886	948,266
BioMarin Pharmaceutical, Inc. (a)	6,621	109,048
Bionovo, Inc. (a)	3,200	2,016
Biosante Pharmaceuticals, Inc. (a)	2,732	5,273
BioSphere Medical, Inc. (a)	611	2,114
Celera Corp. (a)	6,079	39,757
Celgene Corp. (a)	30,451	1,588,629
Cell Genesys, Inc. (a)	4,799	1,640
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Cell Therapeutics, Inc. (a)(c)	26,000	$ 42,900
Celldex Therapeutics, Inc. (a)	800	4,592
Cephalon, Inc. (a)	4,612	262,561
Cepheid, Inc. (a)	4,096	49,111
Clinical Data, Inc. (a)	1,824	28,764
Combinatorx, Inc. (a)	3,329	4,894
Crucell NV sponsored ADR (a)	848	18,622
Cubist Pharmaceuticals, Inc. (a)	3,760	77,757
CuraGen Corp. (a)	4,368	6,115
Curis, Inc. (a)	1,951	4,117
Cyclacel Pharmaceuticals, Inc. (a)	732	637
Cytokinetics, Inc. (a)	2,756	8,737
Cytori Therapeutics, Inc. (a)	2,326	7,048
CytRx Corp. (a)	5,744	5,744
deCODE genetics, Inc. (a)	4,814	2,696
Dendreon Corp. (a)(c)	7,793	182,122
DUSA Pharmaceuticals, Inc. (a)	923	1,015
Dyax Corp. (a)	4,897	17,825
Dynavax Technologies Corp. (a)	1,807	3,253
EntreMed, Inc. (a)	4,673	2,477
Enzon Pharmaceuticals, Inc. (a)(c)	4,117	29,519
Exact Sciences Corp. (a)	1,230	2,645
Facet Biotech Corp. (a)	3,232	32,449
Genomic Health, Inc. (a)	2,164	43,302
Gentium SpA sponsored ADR (a)	138	504
GenVec, Inc. (a)(c)	4,370	3,293
Genzyme Corp. (a)	17,636	982,502
Geron Corp. (a)(c)	6,723	47,733
Gilead Sciences, Inc. (a)	59,822	2,695,579
GTx, Inc. (a)	3,012	28,343
Halozyme Therapeutics, Inc. (a)	6,130	45,607
Hana Biosciences, Inc. (a)	1,626	1,122
Human Genome Sciences, Inc. (a)	10,757	212,773
Idenix Pharmaceuticals, Inc. (a)	5,447	16,668
Idera Pharmaceuticals, Inc. (a)	1,411	10,709
ImmunoGen, Inc. (a)	4,095	29,853
Immunomedics, Inc. (a)	4,527	24,944
Incyte Corp. (a)	7,923	52,213
Infinity Pharmaceuticals, Inc. (a)	1,638	11,466
Inhibitex, Inc. (a)	1,533	996
Insmed, Inc. (a)	9,133	8,037
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
InterMune, Inc.	3,339	$ 50,686
Isis Pharmaceuticals, Inc. (a)	6,597	106,476
Keryx Biopharmaceuticals, Inc. (a)	1,806	2,384
La Jolla Pharmaceutical Co. (a)	3,934	905
Lexicon Pharmaceuticals, Inc. (a)	9,575	14,458
Ligand Pharmaceuticals, Inc.:
rights 12/31/11 (a)	1,933	0
Class B (a)	9,087	21,809
MannKind Corp. (a)(c)	7,586	59,095
Marshall Edwards, Inc. (a)	5,445	3,866
Martek Biosciences	2,219	54,476
Maxygen, Inc. (a)	3,874	27,428
Medarex, Inc. (a)	8,547	136,752
Medivation, Inc. (a)	2,582	65,376
Metabasis Therapeutics, Inc. (a)	1,518	714
Metabolix, Inc. (a)	2,402	23,299
Micromet, Inc. (a)	4,661	29,551
Molecular Insight Pharmaceuticals, Inc. (a)(c)	1,312	6,560
Momenta Pharmaceuticals, Inc. (a)	2,874	28,453
Myriad Genetics, Inc. (a)	6,254	191,185
Myriad Pharmaceuticals, Inc. (a)	4,067	18,302
Nabi Biopharmaceuticals (a)	3,990	12,170
Neurocrine Biosciences, Inc. (a)	3,383	10,115
Neurogen Corp. (a)	1,639	331
NeurogesX, Inc. (a)	1,369	10,185
Novavax, Inc. (a)(c)	4,530	27,361
NPS Pharmaceuticals, Inc. (a)	4,747	19,795
Nymox Pharmaceutical Corp. (a)(c)	1,810	8,145
Oncolytics Biotech, Inc. (a)	1,142	2,535
ONYX Pharmaceuticals, Inc. (a)	3,750	120,263
Orchid Cellmark, Inc. (a)	2,602	4,554
OREXIGEN Therapeutics, Inc. (a)	1,773	14,042
Orthologic Corp. (a)	1,251	838
OSI Pharmaceuticals, Inc. (a)	3,708	123,921
Osiris Therapeutics, Inc. (a)(c)	2,674	39,094
OXiGENE, Inc. (a)	1,607	2,298
PDL BioPharma, Inc.	7,494	67,821
Peregrine Pharmaceuticals, Inc. (a)	16,220	12,489
Pharmasset, Inc. (a)	2,429	44,839
Poniard Pharmaceuticals, Inc. (a)	1,760	14,573
Progenics Pharmaceuticals, Inc. (a)	3,648	19,225
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
QLT, Inc. (a)	4,361	$ 18,621
Regeneron Pharmaceuticals, Inc. (a)	5,314	120,787
Repligen Corp. (a)	1,624	8,152
Rigel Pharmaceuticals, Inc. (a)	3,364	23,716
RXi Pharmaceuticals Corp. (a)	745	2,168
Sangamo Biosciences, Inc. (a)	5,191	36,389
Savient Pharmaceuticals, Inc. (a)(c)	4,540	63,061
SciClone Pharmaceuticals, Inc. (a)	1,927	9,365
Seattle Genetics, Inc. (a)	6,080	74,480
SIGA Technologies, Inc. (a)	3,606	26,396
Spectrum Pharmaceuticals, Inc. (a)	2,018	17,153
StemCells, Inc. (a)	15,876	25,878
Sunesis Pharmaceuticals, Inc. (a)	1,761	845
Synta Pharmaceuticals Corp. (a)	2,072	5,864
Targacept, Inc. (a)	1,419	21,143
Telik, Inc. (a)	2,715	2,389
Theravance, Inc. (a)	3,712	57,796
Transcept Pharmaceuticals, Inc. (a)	350	3,591
Trimeris, Inc.	671	1,657
Trubion Pharmaceuticals, Inc. (a)	854	5,338
United Therapeutics Corp. (a)	1,794	164,169
Vanda Pharmaceuticals, Inc. (a)	1,679	22,935
Vertex Pharmaceuticals, Inc. (a)	11,520	430,963
Vical, Inc. (a)	1,765	8,137
XOMA Ltd. (a)	8,572	7,458
Zymogenetics, Inc. (a)(c)	6,105	35,897
		15,168,291
Health Care Equipment & Supplies - 1.8%
Abaxis, Inc. (a)	1,567	41,682
Abiomed, Inc. (a)	2,985	24,716
Accuray, Inc. (a)	3,905	25,070
Align Technology, Inc. (a)(c)	4,478	60,005
Alphatec Holdings, Inc. (a)	3,191	14,615
American Medical Systems Holdings, Inc. (a)	4,714	71,841
Analogic Corp.	961	34,164
Angiodynamics, Inc. (a)	2,452	31,753
Anika Therapeutics, Inc. (a)	1,002	6,012
Aspect Medical Systems, Inc. (a)	1,014	6,520
Atricure, Inc. (a)	695	2,724
Atrion Corp.	234	32,058
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
ATS Medical, Inc. (a)	9,178	$ 24,689
BioLase Technology, Inc. (a)	592	1,249
Candela Corp. (a)	1,339	2,263
Cardiac Science Corp. (a)	1,500	4,725
Cardica, Inc. (a)	1,278	1,930
Cardiovascular Systems, Inc. (a)	175	1,474
Cerus Corp. (a)(c)	1,646	3,473
China Medical Technologies, Inc. sponsored ADR (c)	1,646	25,348
Conceptus, Inc. (a)	1,960	35,515
CONMED Corp. (a)	2,415	43,059
Cutera, Inc. (a)	521	4,554
Cyberonics, Inc. (a)	1,852	27,854
Cynosure, Inc. Class A (a)	700	7,665
DENTSPLY International, Inc.	9,449	318,526
DexCom, Inc. (a)	4,859	37,949
Electro-Optical Sciences, Inc. (a)(c)	1,612	15,878
Endologix, Inc. (a)	1,944	8,806
ev3, Inc. (a)	6,995	89,116
Exactech, Inc. (a)	1,360	20,223
Gen-Probe, Inc. (a)	3,194	123,129
Given Imaging Ltd.	1,925	22,734
Hansen Medical, Inc. (a)	2,938	10,019
HealthTronics, Inc. (a)	1,523	3,899
Hologic, Inc. (a)	16,734	275,274
Home Diagnostics, Inc. (a)	835	5,002
I-Flow Corp. (a)	1,516	13,644
ICU Medical, Inc. (a)	1,041	38,715
IDEXX Laboratories, Inc. (a)(c)	3,744	190,045
Immucor, Inc. (a)	4,550	82,310
Insulet Corp. (a)	2,951	27,179
Integra LifeSciences Holdings Corp. (a)	1,786	60,349
Intuitive Surgical, Inc. (a)	2,505	557,889
IRIS International, Inc. (a)	2,486	25,556
Kensey Nash Corp. (a)	1,045	27,285
LeMaitre Vascular, Inc. (a)	426	1,457
Mako Surgical Corp. (a)	1,650	14,108
Masimo Corp. (a)	3,663	92,015
Medical Action Industries, Inc. (a)	1,561	19,559
Meridian Bioscience, Inc.	2,843	68,516
Merit Medical Systems, Inc. (a)	1,775	32,039
Micrus Endovascular Corp. (a)	1,269	14,517
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
National Dentex Corp. (a)	337	$ 2,514
Natus Medical, Inc. (a)	2,216	31,578
Neogen Corp. (a)	1,308	36,624
NeuroMetrix, Inc. (a)	497	905
NMT Medical, Inc. (a)	513	923
NUCRYST Pharmaceuticals Corp.	862	793
NuVasive, Inc. (a)	2,300	92,161
NxStage Medical, Inc. (a)	2,160	13,349
OraSure Technologies, Inc. (a)	2,902	7,661
Orthofix International NV (a)	1,284	35,143
Orthovita, Inc. (a)	5,865	24,750
Osteotech, Inc. (a)	1,235	5,335
Otix Global, Inc. (a)	1,423	1,295
Palomar Medical Technologies, Inc. (a)	1,877	26,053
Quidel Corp. (a)	2,008	31,004
Rochester Medical Corp. (a)	1,184	14,504
RTI Biologics, Inc. (a)	3,187	14,501
Shamir Optical Industry Ltd. (a)	707	4,857
Sirona Dental Systems, Inc. (a)	3,633	96,057
Solta Medical, Inc. (a)	818	1,096
Somanetics Corp. (a)	1,490	19,489
SonoSite, Inc. (a)	1,349	31,391
Staar Surgical Co. (a)	832	2,454
Stereotaxis, Inc. (a)	2,207	7,769
SurModics, Inc. (a)(c)	1,470	33,648
Synergetics USA, Inc. (a)	1,175	1,622
Syneron Medical Ltd. (a)	2,437	23,785
Synovis Life Technologies, Inc. (a)	1,648	25,923
The Spectranetics Corp. (a)	1,742	10,156
ThermoGenesis Corp. (a)	4,407	2,754
Thoratec Corp. (a)	3,331	87,405
TomoTherapy, Inc. (a)	4,758	15,939
TranS1, Inc. (a)	612	2,883
Trinity Biotech PLC sponsored ADR (a)	674	2,285
Utah Medical Products, Inc.	500	13,905
Vascular Solutions, Inc. (a)	1,180	8,921
Volcano Corp. (a)	3,312	47,362
Wright Medical Group, Inc. (a)	2,669	43,345
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Young Innovations, Inc.	390	$ 9,157
Zoll Medical Corp. (a)	1,648	29,631
		3,591,623
Health Care Providers & Services - 1.6%
Air Methods Corp. (a)	1,038	35,427
Allied Healthcare International, Inc. (a)	1,897	4,761
Allion Healthcare, Inc. (a)	2,425	17,096
Almost Family, Inc. (a)	647	17,838
Amedisys, Inc. (a)	1,755	78,168
America Service Group, Inc.	530	9,667
American CareSource Holdings, Inc. (a)	1,100	4,334
American Dental Partners, Inc. (a)	487	6,292
AmSurg Corp. (a)	1,984	40,275
Animal Health International, Inc. (a)	1,331	2,689
Bio-Reference Laboratories, Inc. (a)	1,131	37,594
BioScrip, Inc. (a)	2,063	12,130
CardioNet, Inc. (a)	1,581	11,383
Catalyst Health Solutions, Inc. (a)	2,749	78,511
Chindex International, Inc. (a)	849	11,495
Clarient, Inc. (a)	6,261	24,606
Corvel Corp. (a)	957	28,767
Cross Country Healthcare, Inc. (a)	3,098	28,533
Dialysis Corp. of America (a)	301	1,797
Express Scripts, Inc. (a)	17,851	1,289,199
Genoptix, Inc. (a)	1,274	36,551
Gentiva Health Services, Inc. (a)	2,116	46,658
Health Grades, Inc. (a)	1,360	6,174
Healthways, Inc. (a)	2,420	31,654
Henry Schein, Inc. (a)	5,718	302,940
HMS Holdings Corp. (a)	1,784	67,096
Hythiam, Inc. (a)	2,025	533
InVentiv Health, Inc. (a)	2,345	37,286
IPC The Hospitalist Co., Inc. (a)	1,313	38,786
LCA-Vision, Inc. (a)	1,176	6,374
LHC Group, Inc. (a)	1,191	29,120
LifePoint Hospitals, Inc. (a)	3,327	83,608
Lincare Holdings, Inc. (a)	4,079	107,645
Magellan Health Services, Inc. (a)	2,102	67,453
Medcath Corp. (a)	1,605	14,638
MWI Veterinary Supply, Inc. (a)	943	35,089
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
National Research Corp.	370	$ 9,065
NightHawk Radiology Holdings, Inc. (a)	1,452	9,046
NovaMed Eyecare, Inc. (a)	1,179	4,987
Odyssey Healthcare, Inc. (a)	2,366	30,474
Patterson Companies, Inc. (a)	7,825	213,075
PDI, Inc. (a)	594	3,124
Providence Service Corp. (a)	853	9,690
PSS World Medical, Inc. (a)	3,884	79,389
Psychiatric Solutions, Inc. (a)	3,697	99,043
RadNet, Inc. (a)	2,333	5,039
ResCare, Inc. (a)	2,120	30,761
Rural/Metro Corp. (a)	909	3,518
Sun Healthcare Group, Inc. (a)	3,205	26,409
The Ensign Group, Inc.	1,319	18,295
U.S. Physical Therapy, Inc. (a)	1,196	17,366
VCA Antech, Inc. (a)	5,500	136,125
Virtual Radiologic Corp. (a)	997	11,515
		3,359,088
Health Care Technology - 0.6%
Allscripts-Misys Healthcare Solutions, Inc.	9,476	140,719
AMICAS, Inc. (a)	2,483	8,815
athenahealth, Inc. (a)	2,137	85,972
Cerner Corp. (a)	5,232	322,867
Computer Programs & Systems, Inc.	840	32,508
Eclipsys Corp. (a)	3,652	61,208
HLTH Corp. (a)	6,614	95,969
iCAD, Inc. (a)	2,501	4,777
MedAssets, Inc. (a)	3,780	84,407
Medidata Solutions, Inc.	1,700	26,962
MedQuist, Inc.	2,000	16,020
Merge Healthcare, Inc. (a)	4,327	13,846
Omnicell, Inc. (a)	2,544	27,933
Phase Forward, Inc. (a)	3,058	39,326
Quality Systems, Inc.	1,821	98,043
SXC Health Solutions Corp. (a)	1,624	66,408
Transcend Services, Inc. (a)	710	11,289
Vital Images, Inc. (a)	1,217	15,468
		1,152,537
Life Sciences Tools & Services - 1.1%
Accelrys, Inc. (a)	2,040	11,710
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Affymetrix, Inc. (a)	5,223	$ 40,322
Albany Molecular Research, Inc. (a)	3,021	24,349
AMAG Pharmaceuticals, Inc. (a)	1,205	49,453
Arrowhead Research Corp. (a)	1,920	889
Bruker BioSciences Corp. (a)	10,576	107,346
Caliper Life Sciences, Inc. (a)	3,470	6,350
Combimatrix Corp. (a)	142	947
Compugen Ltd. (a)	1,757	5,060
Dionex Corp. (a)	1,095	65,853
Encorium Group, Inc. (a)	2,146	537
eResearchTechnology, Inc. (a)	4,964	31,224
Exelixis, Inc. (a)	8,847	50,339
Harvard Bioscience, Inc. (a)	3,295	11,137
ICON PLC sponsored ADR	3,782	81,767
Illumina, Inc. (a)	8,154	287,592
Kendle International, Inc. (a)	727	9,553
Life Technologies Corp. (a)	11,506	512,362
Luminex Corp. (a)	3,105	47,444
Medtox Scientific, Inc. (a)	357	3,267
Nektar Therapeutics (a)	7,259	60,177
PAREXEL International Corp. (a)	4,020	51,577
Pharmaceutical Product Development, Inc.	7,501	150,845
QIAGEN NV (a)(c)	12,586	258,642
Sequenom, Inc. (a)(c)	4,998	31,937
Techne Corp.	2,279	140,546
Varian, Inc. (a)	1,873	95,935
		2,137,160
Pharmaceuticals - 2.2%
Acura Pharmaceuticals, Inc. (a)(c)	2,462	14,206
Adolor Corp. (a)	1,931	3,167
Akorn, Inc. (a)	4,150	5,437
Alexza Pharmaceuticals, Inc. (a)	1,512	4,007
Angiotech Pharmaceuticals, Inc. (a)	4,579	7,823
Ardea Biosciences, Inc. (a)	1,524	27,036
Auxilium Pharmaceuticals, Inc. (a)	3,018	86,888
AVANIR Pharmaceuticals Class A (a)	3,000	5,760
Biodel, Inc. (a)(c)	1,400	7,126
BioForm Medical, Inc. (a)	2,946	8,543
BioMimetic Therapeutics, Inc. (a)	1,931	22,728
BMP Sunstone Corp. (a)	3,220	12,880
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Cadence Pharmaceuticals, Inc. (a)	3,656	$ 39,887
Cardiome Pharma Corp. (a)	5,488	24,818
Columbia Laboratories, Inc. (a)	1,899	2,279
Cumberland Pharmaceuticals, Inc.	1,160	19,418
Cypress Bioscience, Inc. (a)	3,067	21,346
DepoMed, Inc. (a)	2,463	7,685
Discovery Laboratories, Inc. (a)	9,282	4,641
Durect Corp. (a)	10,798	26,347
Endo Pharmaceuticals Holdings, Inc. (a)	7,372	166,386
Eurand NV (a)	2,716	39,083
Flamel Technologies SA sponsored ADR (a)(c)	1,311	12,232
Generex Biotechnology Corp. (a)	5,909	3,667
Hi-Tech Pharmacal Co., Inc. (a)	462	6,981
Hollis-Eden Pharmaceuticals, Inc. (a)	580	400
Impax Laboratories, Inc. (a)	4,008	30,421
Inspire Pharmaceuticals, Inc. (a)	5,200	31,044
Ista Pharmaceuticals, Inc. (a)	1,726	9,441
Jazz Pharmaceuticals, Inc. (a)	1,900	13,851
Labopharm, Inc. (a)	3,695	5,131
MAP Pharmaceuticals, Inc. (a)	1,099	9,715
Matrixx Initiatives, Inc. (a)	2,605	14,041
MDRNA, Inc. (a)(c)	1,139	1,549
MiddleBrook Pharmaceuticals, Inc. (a)	5,533	6,252
Mylan, Inc. (a)	19,701	289,014
Novogen Ltd. sponsored ADR (a)	97	289
Obagi Medical Products, Inc. (a)	1,285	12,208
Optimer Pharmaceuticals, Inc. (a)	2,341	30,503
Pain Therapeutics, Inc. (a)	4,907	25,026
Penwest Pharmaceuticals Co. (a)	1,484	3,621
Perrigo Co.	5,966	176,116
Pozen, Inc. (a)	3,117	20,977
Questcor Pharmaceuticals, Inc. (a)	5,157	29,962
Quigley Corp. (a)	1,566	4,103
Repros Therapeutics, Inc. (a)	1,488	1,562
Salix Pharmaceuticals Ltd. (a)	3,216	40,232
Santarus, Inc. (a)	3,045	9,683
Sepracor, Inc. (a)	7,155	129,863
Shire PLC sponsored ADR	3,380	167,513
Somaxon Pharmaceuticals, Inc. (a)(c)	769	1,884
Sucampo Pharmaceuticals, Inc. Class A (a)	1,103	6,188
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
SuperGen, Inc. (a)	3,481	$ 9,782
Teva Pharmaceutical Industries Ltd. sponsored ADR	46,471	2,393,257
The Medicines Company (a)	3,621	27,592
ViroPharma, Inc. (a)	5,338	42,704
Vivus, Inc. (a)	5,699	35,277
Warner Chilcott PLC (a)	16,457	335,229
XenoPort, Inc. (a)	2,186	39,851
		4,534,652
TOTAL HEALTH CARE		29,943,351
INDUSTRIALS - 5.3%
Aerospace & Defense - 0.3%
AeroVironment, Inc. (a)	1,503	42,279
American Science & Engineering, Inc.	592	36,461
Applied Energetics, Inc. (a)	3,427	1,645
Applied Signal Technology, Inc.	1,222	31,124
Argon ST, Inc. (a)	1,310	26,174
Ascent Solar Technologies, Inc. (a)	1,977	11,111
Astronics Corp.	339	2,959
Axsys Technologies, Inc. (a)	772	41,688
BE Aerospace, Inc. (a)	6,313	108,142
Ceradyne, Inc. (a)	1,911	35,774
Elbit Systems Ltd.	2,570	168,772
Herley Industries, Inc. (a)	746	9,109
Innovative Solutions & Support, Inc.	1,067	3,991
Kratos Defense & Security Solutions, Inc. (a)	9,112	7,016
Ladish Co., Inc. (a)	1,186	17,363
LMI Aerospace, Inc. (a)	448	4,126
Sypris Solutions, Inc.	676	1,278
Taser International, Inc. (a)	4,353	19,806
TAT Technologies Ltd.	481	3,752
		572,570
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (a)	3,839	11,363
Atlas Air Worldwide Holdings, Inc. (a)	1,375	34,293
C.H. Robinson Worldwide, Inc.	10,905	613,515
Dynamex, Inc. (a)	981	16,098
Expeditors International of Washington, Inc.	13,752	449,140
Forward Air Corp.	2,142	49,437
Hub Group, Inc. Class A (a)	2,631	57,698
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - continued
Pacer International, Inc.	1,724	$ 7,137
Park-Ohio Holdings Corp. (a)	771	5,682
UTI Worldwide, Inc. (a)	6,128	78,745
		1,323,108
Airlines - 0.3%
Allegiant Travel Co. (a)(c)	1,202	47,106
Hawaiian Holdings, Inc. (a)	4,459	32,640
JetBlue Airways Corp. (a)	17,752	103,139
Pinnacle Airlines Corp. (a)	1,418	9,572
Republic Airways Holdings, Inc. (a)	3,807	35,062
Ryanair Holdings PLC sponsored ADR (a)	7,505	205,562
SkyWest, Inc.	3,407	52,638
UAL Corp. (a)(c)	8,572	53,404
		539,123
Building Products - 0.1%
AAON, Inc.	1,218	25,432
American Woodmark Corp.	1,276	25,622
Apogee Enterprises, Inc.	2,050	27,060
Builders FirstSource, Inc. (a)(c)	2,572	19,779
China Architectural Engineering, Inc. (a)(c)	2,400	4,080
Gibraltar Industries, Inc.	2,751	33,122
Insteel Industries, Inc.	926	10,575
PGT, Inc. (a)	2,835	7,371
Universal Forest Products, Inc.	1,250	51,625
US Home Systems, Inc. (a)	272	718
		205,384
Commercial Services & Supplies - 0.9%
American Ecology Corp.	1,521	27,804
APAC Customer Services, Inc. (a)	4,492	24,616
ATC Technology Corp. (a)	1,877	39,267
Casella Waste Systems, Inc. Class A (a)	1,581	4,237
CECO Environmental Corp. (a)	977	3,283
Cintas Corp.	9,800	268,912
Copart, Inc. (a)	5,363	189,528
Courier Corp.	1,323	21,300
Fuel Tech, Inc. (a)	2,055	21,002
G&K Services, Inc. Class A	1,298	30,503
GeoEye, Inc. (a)	1,394	35,296
Healthcare Services Group, Inc.	3,152	55,727
Herman Miller, Inc.	3,316	53,786
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
ICT Group, Inc. (a)	936	$ 10,296
InnerWorkings, Inc. (a)	4,327	24,837
Interface, Inc. Class A	4,270	28,225
Intersections, Inc. (a)	1,601	6,836
Kimball International, Inc. Class B	3,264	20,759
McGrath RentCorp.	1,837	36,134
Mobile Mini, Inc. (a)	2,314	41,027
Multi-Color Corp.	745	10,393
Perma-Fix Environmental Services, Inc. (a)	2,601	6,398
PRG-Schultz International, Inc. (a)	1,378	7,124
Protection One, Inc. (a)	1,590	5,994
R.R. Donnelley & Sons Co.	13,500	240,840
RINO International Corp. (a)(c)	1,800	22,950
Standard Parking Corp. (a)	1,686	28,915
Stericycle, Inc. (a)	5,450	269,884
Sykes Enterprises, Inc. (a)	2,864	60,115
Team, Inc. (a)	1,757	30,625
Tetra Tech, Inc. (a)	3,800	112,252
United Stationers, Inc. (a)	1,462	66,799
Virco Manufacturing Co.	1,086	3,345
Waste Services, Inc. (a)	4,579	20,102
WCA Waste Corp. (a)	2,105	8,673
		1,837,784
Construction & Engineering - 0.2%
Foster Wheeler AG (a)	8,350	241,733
Great Lakes Dredge & Dock Corp.	3,806	24,891
Insituform Technologies, Inc. Class A (a)	2,578	49,369
Integrated Electrical Services, Inc. (a)	652	5,438
Layne Christensen Co. (a)	1,467	37,849
MYR Group, Inc. (a)	1,479	30,320
Northwest Pipe Co. (a)	758	25,188
Primoris Services Corp.	1,300	9,282
Sterling Construction Co., Inc. (a)	1,382	22,250
		446,320
Electrical Equipment - 0.8%
A-Power Energy Generation Systems, Ltd. (a)(c)	2,444	20,090
Active Power, Inc. (a)	2,586	1,888
Advanced Battery Technologies, Inc. (a)(c)	4,982	20,077
American Superconductor Corp. (a)	2,830	91,437
Broadwind Energy, Inc. (a)(c)	6,754	51,060
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
BTU International, Inc. (a)	402	$ 2,412
Canadian Solar, Inc. (a)(c)	2,414	35,582
Capstone Turbine Corp. (a)(c)	8,189	10,646
China BAK Battery, Inc. (a)	3,906	11,093
China Sunergy Co. Ltd. ADR (a)	1,739	7,426
Coleman Cable, Inc. (a)	1,065	4,761
Deswell Industries, Inc.	609	2,491
Encore Wire Corp.	1,450	34,336
Ener1, Inc. (a)(c)	8,130	51,869
Energy Conversion Devices, Inc. (a)(c)	2,972	33,257
Evergreen Solar, Inc. (a)(c)	11,524	19,476
First Solar, Inc. (a)(c)	5,600	680,848
Franklin Electric Co., Inc.	1,509	47,549
FuelCell Energy, Inc. (a)	6,839	24,962
Fushi Copperweld, Inc. (a)	2,570	20,072
GT Solar International, Inc. (a)(c)	9,444	48,448
Harbin Electric, Inc. (a)	1,737	21,556
Hoku Scientific, Inc. (a)(c)	796	1,473
Hydrogenics Corp. (a)	3,294	1,680
II-VI, Inc. (a)	2,148	57,480
JA Solar Holdings Co. Ltd. ADR (a)(c)	8,100	28,836
Jinpan International Ltd.	849	21,267
LSI Industries, Inc.	1,143	8,458
Microvision, Inc. (a)(c)	3,373	11,367
Ocean Power Technologies, Inc. (a)	1,435	6,099
Orion Energy Systems, Inc. (a)	2,172	6,798
Plug Power, Inc. (a)	6,316	4,421
Powell Industries, Inc. (a)	807	30,521
Power-One, Inc. (a)	3,532	4,592
PowerSecure International, Inc. (a)	871	4,616
Preformed Line Products Co.	259	9,713
Solarfun Power Holdings Co. Ltd. ADR (a)(c)	2,999	15,415
SunPower Corp.:
Class A (a)(c)	3,615	91,640
Class B (a)	2,743	58,673
Ultralife Corp. (a)	1,473	8,882
Valence Technology, Inc. (a)(c)	11,456	17,184
Vicor Corp.	2,800	20,580
Woodward Governor Co.	4,500	94,455
		1,745,486
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - 0.0%
Otter Tail Corp.	2,192	$ 51,709
Raven Industries, Inc.	1,294	37,397
		89,106
Machinery - 1.0%
3D Systems Corp. (a)	2,966	24,262
Altra Holdings, Inc. (a)	2,183	20,957
American Railcar Industries, Inc.	2,226	22,238
Astec Industries, Inc. (a)	1,352	34,246
Bucyrus International, Inc. Class A	4,851	144,802
Chart Industries, Inc. (a)	2,100	39,186
China Fire & Security Group, Inc. (a)	2,036	31,192
Columbus McKinnon Corp. (NY Shares) (a)	1,528	18,794
Commercial Vehicle Group, Inc. (a)	736	3,297
Dynamic Materials Corp.	806	13,049
Energy Recovery, Inc. (a)(c)	3,989	20,982
Flanders Corp. (a)	1,894	9,470
Flow International Corp. (a)	2,159	4,620
Force Protection, Inc. (a)	5,486	29,076
FreightCar America, Inc.	980	18,698
Gencor Industries, Inc. (a)	519	3,799
Hardinge, Inc.	1,062	6,446
Hurco Companies, Inc. (a)	280	4,668
Joy Global, Inc.	6,586	255,866
K-Tron International, Inc. (a)	298	25,098
Key Technology, Inc. (a)	313	3,446
L.B. Foster Co. Class A (a)	755	22,514
Lincoln Electric Holdings, Inc.	2,825	128,594
MFRI, Inc. (a)	146	939
Middleby Corp. (a)	1,187	56,015
NN, Inc.	807	2,728
Nordson Corp.	2,069	110,857
Omega Flex, Inc.	414	7,170
PACCAR, Inc.	23,904	864,608
PMFG, Inc. (a)	562	6,210
Portec Rail Products, Inc.	692	6,429
RBC Bearings, Inc. (a)	1,554	34,188
Sun Hydraulics Corp.	1,419	26,152
Tecumseh Products Co.:
Class A (non-vtg.) (a)	1,265	11,448
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Tecumseh Products Co.: - continued
Class B (a)	262	$ 2,919
Twin Disc, Inc.	466	5,914
		2,020,877
Marine - 0.1%
American Commercial Lines, Inc. (a)	1,241	26,557
Aries Maritime Transport Ltd. (a)	1,020	643
DryShips, Inc.	4,442	25,941
Eagle Bulk Shipping, Inc.	3,413	17,167
Euroseas Ltd.	2,727	12,108
FreeSeas, Inc.	1,718	2,783
OceanFreight, Inc.	753	1,001
Omega Navigation Enterprises, Inc. Class A	768	3,264
Paragon Shipping, Inc.	1,288	5,010
Star Bulk Carriers Corp.	3,376	11,647
TBS International Ltd. Class A (a)	1,663	13,587
Ultrapetrol (Bahamas) Ltd. (a)	1,325	6,387
		126,095
Professional Services - 0.3%
51job, Inc. sponsored ADR (a)	868	11,084
Advisory Board Co. (a)	1,275	33,698
Barrett Business Services, Inc.	849	8,855
Comsys IT Partners, Inc. (a)	927	6,934
Corporate Executive Board Co.	2,181	52,453
CoStar Group, Inc. (a)(c)	1,280	48,576
CRA International, Inc. (a)	945	26,394
Diamond Management & Technology Consultants, Inc.	2,113	13,227
Exponent, Inc. (a)	1,070	30,260
First Advantage Corp. Class A (a)	899	15,759
Heidrick & Struggles International, Inc.	1,475	31,005
Hudson Highland Group, Inc. (a)	1,554	5,843
Huron Consulting Group, Inc. (a)	1,413	26,593
ICF International, Inc. (a)	1,258	34,406
Kelly Services, Inc. Class A (non-vtg.)	2,586	29,687
Kforce, Inc. (a)	2,704	30,285
LECG Corp. (a)	1,366	4,590
Odyssey Marine Exploration, Inc. (a)(c)	3,058	5,688
On Assignment, Inc. (a)	2,000	8,000
RCM Technologies, Inc. (a)	426	903
Resources Connection, Inc. (a)	3,161	48,711
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
School Specialty, Inc. (a)	1,586	$ 36,145
Thomas Group (a)	587	499
VSE Corp.	427	14,650
		524,245
Road & Rail - 0.4%
AMERCO (a)	1,394	63,427
Arkansas Best Corp.	1,741	55,538
Celadon Group, Inc. (a)	2,256	22,086
Covenant Transport Group, Inc. Class A (a)	611	2,976
Frozen Food Express Industries, Inc.	1,931	6,971
Heartland Express, Inc.	5,535	78,376
J.B. Hunt Transport Services, Inc.	8,088	226,707
Landstar System, Inc.	3,213	112,037
Marten Transport Ltd. (a)	2,024	34,327
Old Dominion Freight Lines, Inc. (a)	2,413	86,337
P.A.M. Transportation Services, Inc. (a)	668	5,765
Patriot Transportation Holding, Inc. (a)	214	16,480
Quality Distribution, Inc. (a)	1,569	5,962
Saia, Inc. (a)	1,454	25,736
Trailer Bridge, Inc. (a)	724	3,620
Universal Truckload Services, Inc.	990	16,355
USA Truck, Inc. (a)	1,050	13,986
Vitran Corp., Inc. (a)	938	10,946
Werner Enterprises, Inc.	4,446	77,716
YRC Worldwide, Inc. (a)(c)	3,966	8,844
		874,192
Trading Companies & Distributors - 0.3%
Aceto Corp.	3,019	20,197
Beacon Roofing Supply, Inc. (a)	3,114	52,377
DXP Enterprises, Inc. (a)	710	7,533
Fastenal Co.	9,800	354,760
H&E Equipment Services, Inc. (a)	2,677	26,824
Houston Wire & Cable Co.	1,065	12,258
Kaman Corp.	1,741	36,091
Lawson Products, Inc.	645	11,662
Mitsui & Co. Ltd. sponsored ADR	45	11,615
Rush Enterprises, Inc.:
Class A (a)	2,765	38,738
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Rush Enterprises, Inc.: - continued
Class B (a)	1,009	$ 12,814
Titan Machinery, Inc. (a)	1,775	21,389
		606,258
Transportation Infrastructure - 0.0%
Grupo Aeroportuario Norte SAB de CV ADR	550	6,270
Quixote Corp. (a)	489	1,027
		7,297
TOTAL INDUSTRIALS		10,917,845
INFORMATION TECHNOLOGY - 51.5%
Communications Equipment - 9.8%
3Com Corp. (a)	25,259	109,877
Acme Packet, Inc. (a)	3,922	32,004
ADC Telecommunications, Inc. (a)	6,160	52,422
Adtran, Inc.	3,868	87,958
Airvana, Inc. (a)	4,575	29,692
Alvarion Ltd. (a)	5,431	21,127
Anaren, Inc. (a)	1,716	27,593
Arris Group, Inc. (a)	8,156	108,149
Aruba Networks, Inc. (a)	5,870	53,476
AudioCodes Ltd. (a)	1,741	3,395
Avocent Corp. (a)	2,938	47,948
Bel Fuse, Inc.:
Class A	177	3,080
Class B (non-vtg.)	1,057	17,863
BigBand Networks, Inc. (a)	4,499	17,501
Black Box Corp.	1,176	29,447
Blue Coat Systems, Inc. (a)	2,770	54,320
Brocade Communications Systems, Inc. (a)	25,716	185,927
Ceragon Networks Ltd. (a)	3,405	24,039
China GrenTech Corp. Ltd. ADR (a)	1,452	6,127
China TechFaith Wireless Communication Technology Ltd. sponsored ADR (a)	798	1,995
Ciena Corp. (a)	6,040	80,936
Cisco Systems, Inc. (a)	381,253	8,235,065
Cogo Group, Inc. (a)	4,165	22,491
Comtech Telecommunications Corp. (a)	1,723	58,616
DG FastChannel, Inc. (a)	1,578	27,363
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Digi International, Inc. (a)	3,056	$ 26,190
Ditech Networks, Inc. (a)	1,208	1,897
EchoStar Holding Corp. Class A (a)	3,192	59,212
EMCORE Corp. (a)	3,730	3,954
EMS Technologies, Inc. (a)	1,352	25,336
Endwave Corp. (a)	412	1,199
EXFO Electro-Optical Engineering, Inc. (sub. vtg.) (a)	252	757
Extreme Networks, Inc. (a)	7,442	18,084
F5 Networks, Inc. (a)	5,040	173,830
Finisar Corp. (a)	32,166	28,306
Gilat Satellite Networks Ltd. (a)	2,826	12,011
Globecomm Systems, Inc. (a)	1,123	8,501
Harmonic, Inc. (a)	6,840	45,144
Harris Stratex Networks, Inc. Class A (a)	2,384	14,447
Hughes Communications, Inc. (a)	1,719	44,711
Infinera Corp. (a)	6,427	44,989
InterDigital, Inc. (a)	2,861	59,967
Ituran Location & Control Ltd.	1,591	14,955
Ixia (a)	4,760	29,084
JDS Uniphase Corp. (a)	14,297	98,220
Juniper Networks, Inc. (a)	34,439	794,508
KVH Industries, Inc. (a)	1,563	11,816
Loral Space & Communications Ltd. (a)	1,577	32,549
NETGEAR, Inc. (a)	2,308	39,421
Network Engines, Inc. (a)	1,511	1,889
NumereX Corp. Class A (a)	847	4,337
Occam Networks, Inc. (a)	651	2,311
Oclaro, Inc. (a)	8,812	7,094
Oplink Communications, Inc. (a)	1,737	24,110
Opnext, Inc. (a)	6,299	16,503
ORBCOMM, Inc. (a)	2,897	6,229
Orckit Communications Ltd. (a)	1,533	5,274
Palm, Inc. (a)(c)	9,462	126,128
Parkervision, Inc. (a)(c)	2,588	9,343
PC-Tel, Inc. (a)	1,155	6,815
Performance Technologies, Inc. (a)	470	1,448
Polycom, Inc. (a)	5,116	120,686
Powerwave Technologies, Inc. (a)	6,700	8,308
Qiao Xing Universal Telephone, Inc. (a)(c)	925	1,813
QUALCOMM, Inc.	109,271	5,072,360
RADWARE Ltd. (a)	1,428	15,794
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Research In Motion Ltd. (a)	37,399	$ 2,732,371
Riverbed Technology, Inc. (a)	4,539	87,512
SCM Microsystems, Inc. (a)	1,068	2,221
SeaChange International, Inc. (a)	2,838	25,372
ShoreTel, Inc. (a)	3,356	21,143
Sierra Wireless, Inc. (a)	2,705	22,488
Silicom Ltd. (a)	400	3,284
Sonus Networks, Inc. (a)	19,406	40,947
Starent Networks Corp. (a)	4,801	97,172
Sycamore Networks, Inc. (a)	18,511	56,273
Symmetricom, Inc. (a)	3,734	19,604
Tekelec (a)	4,166	64,865
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (c)	17,810	170,620
Tellabs, Inc. (a)	24,944	158,145
Telular Corp. (a)	871	2,831
Tollgrade Communications, Inc. (a)	443	2,476
UTStarcom, Inc. (a)	8,980	14,727
ViaSat, Inc. (a)	1,969	47,709
Westell Technologies, Inc. Class A (a)	3,694	4,100
		19,931,801
Computers & Peripherals - 7.1%
ActivIdentity Corp. (a)	1,423	3,572
Adaptec, Inc. (a)	10,003	29,409
Apple, Inc. (a)	59,018	9,927,418
Avid Technology, Inc. (a)	2,752	35,859
Concurrent Computer Corp. (a)	225	1,006
Cray, Inc. (a)	3,431	25,081
Dell, Inc. (a)	128,730	2,037,796
Dot Hill Systems Corp. (a)	4,517	6,098
Electronics for Imaging, Inc. (a)	3,645	38,783
Hutchinson Technology, Inc. (a)	1,552	9,234
iGO, Inc. (a)	1,162	953
Immersion Corp. (a)	1,492	5,670
Intevac, Inc. (a)	2,427	28,347
Isilon Systems, Inc. (a)	2,877	16,543
LaserCard Corp. (a)	492	4,443
Logitech International SA (a)(c)	11,354	207,551
NetApp, Inc. (a)(c)	21,706	493,812
Novatel Wireless, Inc. (a)	2,420	23,353
Overland Storage, Inc. (a)	914	896
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Presstek, Inc. (a)	2,467	$ 3,577
QLogic Corp. (a)	7,319	115,713
Rimage Corp. (a)	799	12,864
SanDisk Corp. (a)	14,715	260,456
Seagate Technology	32,300	447,355
Silicon Graphics International Corp. (a)	2,701	14,828
STEC, Inc. (a)	3,319	134,519
Stratasys, Inc. (a)	1,858	26,737
Sun Microsystems, Inc. (a)	46,316	429,812
Super Micro Computer, Inc. (a)	3,724	29,680
Synaptics, Inc. (a)(c)	2,366	60,995
Xyratex Ltd. (a)	1,510	9,936
		14,442,296
Electronic Equipment & Components - 1.2%
Acacia Research Corp. - Acacia Technologies (a)	2,802	25,162
Agilysys, Inc.	2,256	14,303
American Technology Corp. (a)	1,388	1,874
Brightpoint, Inc. (a)	6,934	50,896
CalAmp Corp. (a)	1,266	2,621
Cogent, Inc. (a)	5,531	58,076
Cognex Corp.	2,704	43,318
Coherent, Inc. (a)	1,959	43,803
Comverge, Inc. (a)	1,813	20,197
CPI International, Inc. (a)	1,519	14,248
Daktronics, Inc.	3,527	28,463
DDi Corp. (a)	1,501	6,094
Digital Ally, Inc. (a)(c)	1,439	3,497
DTS, Inc. (a)	1,270	34,036
Echelon Corp. (a)	3,399	38,613
Electro Rent Corp.	1,443	14,704
Electro Scientific Industries, Inc. (a)	2,429	29,828
Entorian Technologies, Inc. (a)	3,710	1,299
FARO Technologies, Inc. (a)	1,390	23,644
Flextronics International Ltd. (a)	53,203	315,494
FLIR Systems, Inc. (a)	9,573	220,370
Frequency Electronics, Inc. (a)	801	2,804
GSI Group, Inc. (a)	2,835	1,899
GTSI Corp. (a)	429	3,436
HLS Systems International Ltd. (a)	2,600	16,900
I. D. Systems Inc. (a)	623	2,131
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
ICx Technologies, Inc. (a)	1,926	$ 9,149
Insight Enterprises, Inc. (a)	2,971	34,077
IPG Photonics Corp. (a)	3,185	38,602
Itron, Inc. (a)	2,511	137,578
LeCroy Corp. (a)	1,187	4,724
Littelfuse, Inc. (a)	1,594	39,914
LoJack Corp. (a)	1,208	6,245
Magal Security Systems Ltd. (a)	1,252	5,083
Maxwell Technologies, Inc. (a)	1,992	26,952
Measurement Specialties, Inc. (a)	600	6,348
Mercury Computer Systems, Inc. (a)	1,684	16,032
Merix Corp. (a)	475	941
Molex, Inc.	6,150	111,992
Molex, Inc. Class A (non-vtg.)	5,000	84,150
MTS Systems Corp.	1,440	38,218
Multi-Fineline Electronix, Inc. (a)	1,821	50,332
National Instruments Corp.	4,885	125,203
Newport Corp. (a)	3,672	26,034
NU Horizons Electronics Corp. (a)	1,635	6,278
Orbotech Ltd. (a)	3,303	30,355
OSI Systems, Inc. (a)	1,358	22,909
PC Connection, Inc. (a)	2,121	11,772
PC Mall, Inc. (a)	507	3,858
Perceptron, Inc. (a)	784	3,371
Planar Systems, Inc. (a)	480	1,363
Plexus Corp. (a)	2,691	67,759
RadiSys Corp. (a)	1,638	11,957
Research Frontiers, Inc. (a)(c)	596	1,854
Richardson Electronics Ltd.	989	4,005
Rofin-Sinar Technologies, Inc. (a)	2,056	46,753
Sanmina-SCI Corp. (a)	6,935	43,829
ScanSource, Inc. (a)	1,823	51,026
SMART Modular Technologies (WWH), Inc. (a)	4,840	18,537
Spectrum Control, Inc. (a)	541	4,966
Tech Data Corp. (a)	3,100	118,110
Tessco Technologies, Inc.	367	6,140
Trimble Navigation Ltd. (a)	7,782	198,130
TTM Technologies, Inc. (a)	2,925	29,601
Universal Display Corp. (a)(c)	2,578	28,100
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
X-Rite, Inc. (a)	1,218	$ 2,460
Zygo Corp. (a)	1,222	8,200
		2,500,617
Internet Software & Services - 7.0%
Akamai Technologies, Inc. (a)	11,268	198,768
Art Technology Group, Inc. (a)	9,862	39,842
Autobytel, Inc. (a)	3,159	1,927
Baidu.com, Inc. sponsored ADR (a)	1,706	563,082
Bankrate, Inc. (a)	1,338	38,120
China Finance Online Co. Ltd. ADR (a)	1,489	14,250
comScore, Inc. (a)	2,205	30,672
Constant Contact, Inc. (a)	2,338	48,701
CryptoLogic Ltd.	469	3,292
DealerTrack Holdings, Inc. (a)	2,806	56,625
Digital River, Inc. (a)(c)	2,418	85,404
DivX, Inc. (a)	2,720	14,198
EarthLink, Inc.	6,701	55,752
eBay, Inc. (a)	84,993	1,881,745
Equinix, Inc. (a)	2,475	208,544
GigaMedia Ltd. (a)	4,127	19,479
Google, Inc. Class A (a)	15,948	7,362,713
GSI Commerce, Inc. (a)	3,298	57,187
HSW International, Inc. (a)	2,128	596
Hurray! Holding Co. Ltd. ADR (a)(c)	2,051	7,261
IAC/InterActiveCorp (a)	8,076	149,568
InfoSpace, Inc. (a)	3,092	25,045
Internap Network Services Corp. (a)	4,621	13,955
Internet Brands, Inc. Class A (a)	3,000	21,870
Internet Capital Group, Inc. (a)	3,962	26,308
Internet Gold Golden Lines Ltd. (a)	1,727	15,750
Internet Initiative Japan, Inc. sponsored ADR	728	4,222
iPass, Inc.	2,745	4,008
j2 Global Communications, Inc. (a)	2,839	60,669
Keynote Systems, Inc. (a)	1,025	10,312
Limelight Networks, Inc. (a)	5,569	18,600
Liquidity Services, Inc. (a)	2,232	24,306
LivePerson, Inc. (a)	2,751	11,334
LogMeIn, Inc.	1,658	27,025
LoopNet, Inc. (a)	2,688	21,477
Marchex, Inc. Class B	1,598	6,839
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Mercadolibre, Inc. (a)	3,036	$ 95,543
ModusLink Global Solutions, Inc. (a)	3,600	25,848
Move, Inc. (a)	8,334	24,085
NetEase.com, Inc. sponsored ADR (a)	4,712	197,857
NIC, Inc.	4,657	35,719
Omniture, Inc. (a)	5,375	76,916
Open Text Corp. (a)	3,273	115,300
OpenTable, Inc. (c)	1,543	42,633
Openwave Systems, Inc. (a)	4,488	12,432
Perficient, Inc. (a)	2,900	22,504
RADVision Ltd. (a)	1,823	16,498
RealNetworks, Inc. (a)	9,966	35,280
Rediff.com India Ltd. sponsored ADR (a)	371	1,068
Saba Software, Inc. (a)	1,898	6,472
SAVVIS, Inc.	3,819	64,770
Selectica, Inc. (a)	4,918	1,869
Sify Technologies Ltd. sponsored ADR (a)(c)	1,939	3,936
Sina Corp. (a)	3,508	105,240
SkillSoft PLC sponsored ADR (a)	6,076	52,011
Sohu.com, Inc. (a)	2,519	153,911
Support.com, Inc. (a)	2,282	5,363
Switch & Data Facilities Co., Inc. (a)	2,807	38,147
TechTarget, Inc. (a)	1,900	12,198
Terremark Worldwide, Inc. (a)	4,592	24,200
The Knot, Inc. (a)	2,918	29,472
TheStreet.com, Inc.	1,783	4,547
Travelzoo, Inc. (a)(c)	630	7,617
United Online, Inc.	5,629	39,403
ValueClick, Inc. (a)	5,743	58,866
VeriSign, Inc. (a)	12,553	265,998
VistaPrint Ltd. (a)	2,725	112,924
Vocus, Inc. (a)	1,536	25,897
Web.com, Inc. (a)	1,607	8,774
WebMD Health Corp. Class A (a)	828	27,233
WebMediaBrands, Inc. (a)	1,459	963
Yahoo!, Inc. (a)	92,272	1,348,094
Zix Corp. (a)(c)	3,758	6,840
		14,235,874
IT Services - 2.1%
Acxiom Corp.	5,551	50,625
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Automatic Data Processing, Inc.	32,950	$ 1,263,633
Cass Information Systems, Inc.	612	19,107
Cognizant Technology Solutions Corp. Class A (a)	19,167	668,545
CSG Systems International, Inc. (a)	2,408	36,289
CyberSource Corp. (a)	4,487	68,875
Edgewater Technology, Inc. (a)	1,090	3,455
eLoyalty Corp. (a)	438	3,701
Euronet Worldwide, Inc. (a)(c)	3,381	79,859
ExlService Holdings, Inc. (a)	2,333	27,996
Fiserv, Inc. (a)	10,200	492,150
Forrester Research, Inc. (a)	1,688	39,736
Hackett Group, Inc. (a)	1,964	5,146
iGate Corp.	4,682	31,182
infoGROUP, Inc. (a)	4,077	25,155
Infosys Technologies Ltd. sponsored ADR	7,114	307,538
Integral Systems, Inc. (a)	3,414	21,406
Lionbridge Technologies, Inc. (a)	3,727	10,026
ManTech International Corp. Class A (a)	1,425	75,297
NCI, Inc. Class A (a)	1,074	31,522
Ness Technologies, Inc. (a)	2,946	17,794
Newtek Business Services, Inc. (a)	1,293	608
Online Resources Corp. (a)	2,603	14,238
Paychex, Inc.	23,800	673,302
PFSweb, Inc. (a)	257	419
Rainmaker Systems, Inc. (a)	1,909	2,654
RightNow Technologies, Inc. (a)	2,333	29,349
Sapient Corp. (a)	8,680	63,624
Syntel, Inc.	2,704	108,349
TechTeam Global, Inc. (a)	575	4,192
Teletech Holdings, Inc. (a)	4,340	74,040
Telvent GIT SA	2,000	54,000
Tier Technologies, Inc. Class B (a)	1,098	8,334
TRX, Inc. (a)	921	755
Virtusa Corp. (a)	2,940	29,576
Yucheng Technologies Ltd. (a)	1,788	12,856
		4,355,333
Office Electronics - 0.1%
Zebra Technologies Corp. Class A (a)	3,694	92,313
Semiconductors & Semiconductor Equipment - 8.6%
Actel Corp. (a)	2,898	31,530
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Actions Semiconductor Co. Ltd. ADR (a)	3,319	$ 7,534
Advanced Analogic Technologies, Inc. (a)	6,334	28,566
Advanced Energy Industries, Inc. (a)	3,107	32,499
Aixtron AG sponsored ADR	305	5,993
Altera Corp.	18,581	356,941
Amkor Technology, Inc. (a)	12,316	68,231
ANADIGICS, Inc. (a)	5,180	19,943
Applied Materials, Inc.	87,332	1,151,036
Applied Micro Circuits Corp. (a)	5,170	41,050
ARM Holdings PLC sponsored ADR	4,374	27,775
ASM International NV (NASDAQ) (a)	507	9,283
ASML Holding NV (NY Shares) (c)	8,146	223,771
Atheros Communications, Inc. (a)	3,915	108,211
Atmel Corp. (a)	29,352	121,224
ATMI, Inc. (a)	2,419	41,099
AuthenTec, Inc. (a)	1,524	4,343
Avago Technologies Ltd. (c)	15,687	285,503
Axcelis Technologies, Inc. (a)	5,873	4,352
AXT, Inc. (a)	2,274	3,980
Broadcom Corp. Class A (a)	28,163	801,237
Brooks Automation, Inc. (a)	5,277	34,301
Cabot Microelectronics Corp. (a)	1,573	54,347
California Micro Devices Corp. (a)	960	2,774
Camtek Ltd. (a)	1,772	1,737
Cascade Microtech, Inc. (a)	599	2,929
Cavium Networks, Inc. (a)	2,911	59,122
Ceva, Inc. (a)	2,018	17,577
ChipMOS TECHNOLOGIES (Bermuda) Ltd. (a)	2,935	2,231
Cirrus Logic, Inc. (a)	5,715	28,346
Cohu, Inc.	2,416	28,678
Conexant Systems, Inc. (a)	2,384	6,508
Cree, Inc. (a)	5,672	208,956
Cymer, Inc. (a)	1,837	64,626
Diodes, Inc. (a)	2,879	58,357
DSP Group, Inc. (a)	2,504	19,782
Entegris, Inc. (a)	7,320	29,280
Entropic Communications, Inc. (a)	2,900	8,874
Exar Corp. (a)	4,400	33,044
Ezchip Semiconductor Ltd. (a)(c)	2,049	24,281
FEI Co. (a)	2,571	60,830
FormFactor, Inc. (a)	3,260	71,524
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
FSI International, Inc. (a)	988	$ 840
Himax Technologies, Inc. sponsored ADR	6,926	24,172
Hittite Microwave Corp. (a)	2,011	69,219
Ikanos Communications, Inc. (a)	2,406	4,114
Integrated Device Technology, Inc. (a)	11,149	76,148
Integrated Silicon Solution, Inc. (a)	1,031	3,743
Intel Corp.	369,385	7,505,903
Intersil Corp. Class A	8,169	120,901
IXYS Corp.	3,057	20,788
KLA-Tencor Corp.	10,784	336,461
Kopin Corp. (a)	6,157	23,704
Kulicke & Soffa Industries, Inc. (a)	4,659	24,506
Lam Research Corp. (a)	8,063	247,534
Lattice Semiconductor Corp. (a)	11,118	27,350
Leadis Technology, Inc. (a)	715	572
Linear Technology Corp.	14,329	380,722
LTX-Credence Corp. (a)	6,564	6,564
Marvell Technology Group Ltd. (a)	40,568	618,662
Mattson Technology, Inc. (a)	3,129	5,163
Maxim Integrated Products, Inc.	19,650	369,027
Mellanox Technologies Ltd. (a)	2,648	36,145
MEMSIC, Inc. (a)	1,025	3,700
Micrel, Inc.	5,239	40,707
Microchip Technology, Inc.	11,480	304,794
Microsemi Corp. (a)	5,086	71,763
Microtune, Inc. (a)	3,311	6,556
Mindspeed Technologies, Inc. (a)	486	1,094
MIPS Technologies, Inc. (a)	3,591	12,604
MKS Instruments, Inc. (a)	3,418	62,994
Monolithic Power Systems, Inc. (a)	2,292	51,639
MoSys, Inc. (a)	2,523	6,257
Nanometrics, Inc. (a)	749	4,809
Netlogic Microsystems, Inc. (a)	1,452	63,757
Novellus Systems, Inc. (a)	5,975	114,481
NVE Corp. (a)	438	23,302
NVIDIA Corp. (a)(c)	36,005	522,793
O2Micro International Ltd. sponsored ADR (a)	3,450	17,802
Omnivision Technologies, Inc. (a)	3,679	53,824
ON Semiconductor Corp. (a)	27,841	224,677
PDF Solutions, Inc. (a)	1,837	4,942
Pericom Semiconductor Corp. (a)	2,843	24,478
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Photronics, Inc. (a)	1,773	$ 8,085
Pixelworks, Inc. (a)	616	2,125
PLX Technology, Inc. (a)	1,370	4,699
PMC-Sierra, Inc. (a)	14,038	127,465
Power Integrations, Inc.	1,872	61,308
Rambus, Inc. (a)(c)	7,048	134,617
Ramtron International Corp. (a)	3,073	5,070
RF Micro Devices, Inc. (a)	15,515	72,921
Rubicon Technology, Inc. (a)	1,899	23,244
Rudolph Technologies, Inc. (a)	1,643	10,548
Semitool, Inc. (a)	2,121	13,935
Semtech Corp. (a)	3,850	70,340
Sigma Designs, Inc. (a)	2,077	29,348
Silicon Image, Inc. (a)	9,047	27,503
Silicon Laboratories, Inc. (a)	2,769	124,716
Silicon Motion Technology Corp. sponsored ADR (a)(c)	1,507	5,275
Silicon Storage Technology, Inc. (a)	15,046	27,534
Siliconware Precision Industries Co. Ltd. sponsored ADR	7,050	44,415
Skyworks Solutions, Inc. (a)	11,136	129,734
Spreadtrum Communications, Inc. ADR (a)	1,843	5,732
Standard Microsystems Corp. (a)	1,492	34,734
Supertex, Inc. (a)	1,164	30,078
Techwell, Inc. (a)	2,450	21,952
Tessera Technologies, Inc. (a)	3,279	82,401
Transwitch Corp. (a)	3,937	2,331
Trident Microsystems, Inc. (a)	4,759	11,469
TriQuint Semiconductor, Inc. (a)	10,176	74,488
Ultra Clean Holdings, Inc. (a)	1,092	3,800
Ultratech, Inc. (a)	1,790	19,386
Varian Semiconductor Equipment Associates, Inc. (a)	4,721	144,321
Veeco Instruments, Inc. (a)	2,798	60,101
Verigy Ltd. (a)	3,969	42,429
Vimicro International Corp. sponsored ADR (a)	1,066	3,401
Virage Logic Corp. (a)	2,224	10,675
Volterra Semiconductor Corp. (a)	2,101	37,209
White Electronic Designs Corp. (a)	952	3,941
Xilinx, Inc.	17,224	383,062
Zilog, Inc. (a)	2,792	7,315
Zoran Corp. (a)	3,553	39,261
		17,652,384
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 15.6%
Access Integrated Technologies, Inc. Class A (a)	987	$ 967
ACI Worldwide, Inc. (a)	2,700	36,612
Activision Blizzard, Inc. (a)	85,349	990,902
Actuate Corp. (a)	3,000	16,860
Adobe Systems, Inc. (a)	34,566	1,086,064
Advent Software, Inc. (a)	1,670	64,612
Allot Communications Ltd. (a)(c)	1,427	5,408
American Software, Inc. Class A	2,162	13,621
ANSYS, Inc. (a)	5,576	195,941
ArcSight, Inc. (a)	2,570	49,730
Ariba, Inc. (a)	6,306	72,267
AsiaInfo Holdings, Inc. (a)	2,905	50,024
Authentidate Holding Corp. (a)	825	974
Autodesk, Inc. (a)	14,928	349,763
Blackbaud, Inc.	3,062	58,974
Blackboard, Inc. (a)	2,089	71,882
BluePhoenix Solutions Ltd. (a)	1,138	3,733
Bottomline Technologies, Inc. (a)	2,171	26,269
CA, Inc.	33,774	752,822
Cadence Design Systems, Inc. (a)	18,474	115,832
Callidus Software, Inc. (a)	2,708	7,393
CDC Corp. Class A (a)	5,802	13,635
Changyou.com Ltd. (A Shares) ADR	699	26,394
Check Point Software Technologies Ltd. (a)	13,345	371,925
Chordiant Software, Inc. (a)	1,678	6,561
Citrix Systems, Inc. (a)	11,755	419,418
ClickSoftware Technologies Ltd. (a)	3,155	19,750
CommVault Systems, Inc. (a)	2,851	52,145
Compuware Corp. (a)	15,173	109,397
Concur Technologies, Inc. (a)	3,137	110,924
Convera Corp. Class A (a)	4,146	912
Corel Corp. (a)	1,715	4,528
Deltek, Inc. (a)	5,101	36,676
DemandTec, Inc. (a)	2,767	23,436
Descartes Systems Group, Inc. (a)	893	3,998
Digimarc Corp. (a)	456	6,161
Double-Take Software, Inc. (a)	1,976	17,349
ebix.com, Inc. (a)	793	39,142
Electronic Arts, Inc. (a)	21,033	383,221
Epicor Software Corp. (a)	4,405	27,752
EPIQ Systems, Inc. (a)	2,750	41,223
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Evolving Systems, Inc. (a)	101	$ 584
FalconStor Software, Inc. (a)	2,755	13,940
Fundtech Ltd. (a)	1,244	11,495
Glu Mobile, Inc. (a)	2,413	3,233
Gravity Co. Ltd. sponsored ADR (a)	917	1,513
Guidance Software, Inc. (a)	905	3,873
i2 Technologies, Inc. (a)	2,107	31,605
Informatica Corp. (a)	5,455	97,808
Interactive Intelligence, Inc. (a)	1,472	25,348
Intuit, Inc. (a)	21,023	583,809
Jack Henry & Associates, Inc.	5,160	120,280
JDA Software Group, Inc. (a)	2,238	43,283
Kenexa Corp. (a)	1,647	20,192
KongZhong Corp. sponsored ADR (a)	1,876	21,574
Lawson Software, Inc. (a)	10,903	67,162
Magic Software Enterprises Ltd. (a)	1,246	2,031
Magma Design Automation, Inc. (a)	4,785	6,843
Majesco Entertainment Co. (a)	700	1,141
Manhattan Associates, Inc. (a)	1,878	33,485
Mentor Graphics Corp. (a)	6,961	61,466
MICROS Systems, Inc. (a)	5,371	149,690
Microsoft Corp.	588,159	14,498,085
MicroStrategy, Inc. Class A (a)	603	37,235
Monotype Imaging Holdings, Inc. (a)	2,633	21,564
MSC.Software Corp. (a)	4,002	30,335
Net 1 UEPS Technologies, Inc. (a)	3,713	70,881
NetScout Systems, Inc. (a)	3,540	40,568
Nice Systems Ltd. sponsored ADR (a)	2,383	66,772
Novell, Inc. (a)	21,836	94,987
Nuance Communications, Inc. (a)	17,314	213,482
OpenTV Corp. Class A (a)	9,648	12,349
Opnet Technologies, Inc.	1,706	16,139
Oracle Corp.	329,652	7,209,489
Parametric Technology Corp. (a)	7,340	97,622
Pegasystems, Inc.	2,544	77,923
Perfect World Co. Ltd. sponsored ADR Class B (a)	2,636	100,563
Pervasive Software, Inc. (a)	1,282	6,154
Phoenix Technologies Ltd. (a)	1,781	6,465
Plato Learning, Inc. (a)	886	3,907
Progress Software Corp. (a)	2,600	57,928
QAD, Inc.	2,253	9,192
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Quest Software, Inc. (a)	5,799	$ 95,626
Radiant Systems, Inc. (a)	2,762	29,609
Renaissance Learning, Inc.	1,806	17,897
Retalix Ltd. (a)	909	8,699
Rovi Corp. (a)	6,656	202,609
S1 Corp. (a)	3,933	24,739
Salary.com, Inc. (a)	857	2,442
Shanda Interactive Entertainment Ltd. sponsored ADR (a)(c)	2,019	98,850
Smith Micro Software, Inc. (a)	2,511	29,002
Sonic Foundry, Inc. (a)	4,781	2,869
Sonic Solutions, Inc. (a)	1,220	6,478
SonicWALL, Inc. (a)	3,859	28,904
Sourcefire, Inc. (a)	1,977	37,563
SourceForge, Inc. (a)	4,499	5,939
SPSS, Inc. (a)	1,228	61,154
SRS Labs, Inc. (a)	1,570	11,367
SuccessFactors, Inc. (a)	4,059	48,180
Symantec Corp. (a)	54,303	821,061
Symyx Technologies, Inc. (a)	2,794	17,267
Synchronoss Technologies, Inc. (a)	2,767	29,413
Synopsys, Inc. (a)	8,708	184,871
Take-Two Interactive Software, Inc.	5,373	56,417
Taleo Corp. Class A (a)	2,275	41,155
TeleCommunication Systems, Inc. Class A (a)	2,954	22,273
The9 Ltd. sponsored ADR	1,168	8,760
THQ, Inc. (a)	5,038	27,759
TIBCO Software, Inc. (a)	11,343	100,612
TiVo, Inc. (a)	7,015	68,817
Ultimate Software Group, Inc. (a)	1,725	45,488
Unica Corp. (a)	960	6,854
Vasco Data Security International, Inc. (a)	3,544	30,691
Veraz Networks, Inc. (a)	1,800	1,278
Versant Corp. (a)	349	5,308
Websense, Inc. (a)	3,100	46,996
		31,884,139
TOTAL INFORMATION TECHNOLOGY		105,094,757
MATERIALS - 1.0%
Chemicals - 0.4%
A. Schulman, Inc.	1,775	35,660
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
ADA-ES, Inc. (a)	172	$ 698
Altair Nanotechnologies, Inc. (a)(c)	2,936	2,701
American Pacific Corp. (a)	617	5,041
Balchem Corp.	1,214	30,229
Fuwei Films Holdings Co. Ltd. (a)	926	1,158
GenTek, Inc. (a)	691	18,954
Hawkins, Inc.	1,094	23,248
ICO, Inc. (a)	1,832	7,511
Innophos Holdings, Inc.	1,494	28,520
Innospec, Inc.	1,662	22,736
KMG Chemicals, Inc.	572	5,640
Landec Corp. (a)	4,366	26,676
Methanex Corp.	5,800	103,855
Nanophase Technologies Corp. (a)	626	576
Penford Corp.	697	4,489
Senomyx, Inc. (a)	1,884	7,272
ShengdaTech, Inc. (a)(c)	5,173	30,572
Sigma Aldrich Corp.	7,805	396,494
Zoltek Companies, Inc. (a)	3,335	31,082
		783,112
Construction Materials - 0.0%
U.S. Concrete, Inc. (a)	2,507	3,886
United States Lime & Minerals, Inc. (a)	477	17,783
		21,669
Containers & Packaging - 0.1%
AEP Industries, Inc. (a)	553	21,185
Silgan Holdings, Inc.	2,350	114,257
		135,442
Metals & Mining - 0.5%
Century Aluminum Co. (a)	5,549	56,766
China Natural Resources, Inc. (a)(c)	1,155	12,000
China Precision Steel, Inc. (a)(c)	3,260	8,183
DRDGOLD Ltd. sponsored ADR	2,619	18,385
Globe Specialty Metals, Inc.	4,558	37,330
Haynes International, Inc. (a)	1,001	27,137
Horsehead Holding Corp. (a)	2,890	32,368
Kaiser Aluminum Corp.	1,403	45,359
Lihir Gold Ltd. sponsored ADR (a)	1,851	42,795
Olympic Steel, Inc.	1,095	29,488
Pan American Silver Corp. (a)	5,652	109,875
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Randgold Resources Ltd. sponsored ADR	3,912	$ 230,065
Royal Gold, Inc.	2,523	100,113
Schnitzer Steel Industries, Inc. Class A	1,428	77,126
Silver Standard Resources, Inc. (a)	4,599	83,656
Steel Dynamics, Inc.	14,214	235,242
Universal Stainless & Alloy Products, Inc. (a)	308	5,516
US Energy Corp. (a)	949	2,458
		1,153,862
Paper & Forest Products - 0.0%
Kapstone Paper & Packaging Corp. (a)	2,358	16,199
Mercer International, Inc. (SBI) (a)	2,806	8,222
Pope Resources, Inc. LP	213	4,899
		29,320
TOTAL MATERIALS		2,123,405
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.4%
012 Smile.Communications Ltd. (a)	1,640	17,433
8X8, Inc. (a)	2,302	2,118
Alaska Communication Systems Group, Inc.	5,059	40,320
Arbinet-thexchange, Inc. (a)	800	1,944
Atlantic Tele-Network, Inc.	1,084	51,815
Cbeyond, Inc. (a)	2,266	32,540
Clearwire Corp. Class A (a)	13,443	102,973
Cogent Communications Group, Inc. (a)	3,394	32,752
Consolidated Communications Holdings, Inc.	2,550	35,955
D&E Communications, Inc.	1,468	15,311
General Communications, Inc. Class A (a)	3,767	25,126
Global Crossing Ltd. (a)	4,081	45,870
Globalstar, Inc. (a)(c)	8,500	7,054
HickoryTech Corp.	972	8,456
iBasis, Inc. (a)	3,580	8,055
Level 3 Communications, Inc. (a)(c)	93,131	111,757
Neutral Tandem, Inc. (a)	2,278	56,973
PAETEC Holding Corp. (a)	10,485	29,358
SureWest Communications (a)	1,410	17,865
Telefonos de Mexico SA de CV Series A sponsored ADR	257	4,772
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
tw telecom, inc. (a)	9,415	$ 107,802
Warwick Valley Telephone Co.	420	4,939
		761,188
Wireless Telecommunication Services - 0.6%
America Movil SAB de CV Series A sponsored ADR	375	16,781
Centennial Communications Corp. Class A (a)	6,744	51,052
FiberTower Corp. (a)	6,611	4,297
ICO Global Communications Holdings Ltd. Class A (a)	6,456	4,519
IPCS, Inc. (a)	1,325	20,922
Leap Wireless International, Inc. (a)	4,986	82,219
Linktone Ltd. sponsored ADR (a)	452	972
Millicom International Cellular SA (a)	7,120	502,387
NII Holdings, Inc. (a)	10,533	249,737
NTELOS Holdings Corp.	2,836	45,972
Partner Communications Co. Ltd. ADR	591	11,353
SBA Communications Corp. Class A (a)	7,725	186,250
Shenandoah Telecommunications Co.	1,781	30,722
Terrestar Corp. (a)	8,807	10,921
USA Mobility, Inc.	2,138	27,217
		1,245,321
TOTAL TELECOMMUNICATION SERVICES		2,006,509
UTILITIES - 0.1%
Electric Utilities - 0.0%
EnerNOC, Inc. (a)(c)	1,543	41,568
MGE Energy, Inc.	1,440	51,019
		92,587
Gas Utilities - 0.0%
Delta Natural Gas Co., Inc.	344	8,937
Independent Power Producers & Energy Traders - 0.0%
Synthesis Energy Systems, Inc. (a)	3,632	4,068
Water Utilities - 0.1%
Artesian Resources Corp. Class A	433	7,655
Cadiz, Inc. (a)	828	10,035
Connecticut Water Service, Inc.	1,238	27,409
Consolidated Water Co., Inc.	1,157	21,289
Middlesex Water Co.	1,342	20,425
Pure Cycle Corp. (a)	764	2,483
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Water Utilities - continued
Southwest Water Co.	1,718	$ 7,731
York Water Co.	818	13,113
		110,140
TOTAL UTILITIES		215,732
TOTAL COMMON STOCKS (Cost $194,989,447)		198,893,515
U.S. Treasury Obligations - 0.4%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.45% to 0.48% 11/19/09 to 12/17/09 (d) (Cost $898,855)	$ 900,000	899,608
Money Market Funds - 6.4%
	Shares
Fidelity Cash Central Fund, 0.33% (e)	4,739,105	4,739,105
Fidelity Securities Lending Cash Central Fund, 0.23% (b)(e)	8,345,128	8,345,128
TOTAL MONEY MARKET FUNDS (Cost $13,084,233)		13,084,233
TOTAL INVESTMENT PORTFOLIO - 104.2% (Cost $208,972,535)		212,877,356
NET OTHER ASSETS - (4.2)%		(8,654,898)
NET ASSETS - 100%		$ 204,222,458
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
163 CME E-mini NASDAQ 100 Index Contracts	Sept. 2009	$ 5,297,500	$ 8,529

The face value of futures purchased as a percentage of net assets - 2.6%
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $899,608.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 17,846
Fidelity Securities Lending Cash Central Fund	122,354
Total	$ 140,200
Other Information

The following is a summary of the inputs used, as of August 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 25,939,275	$ 25,939,275	$ -	$ -
Consumer Staples	3,732,681	3,732,681	-	-
Energy	2,183,521	2,183,521	-	-
Financials	16,736,439	16,736,439	-	-
Health Care	29,943,351	29,943,351	-	-
Industrials	10,917,845	10,917,845	-	-
Information Technology	105,094,757	105,094,757	-	-
Materials	2,123,405	2,123,405	-	-
Telecommunication Services	2,006,509	2,006,509	-	-
Utilities	215,732	215,732	-	-
Money Market Funds	13,084,233	13,084,233	-	-
U.S. Government and Government Agency Obligations	899,608	-	899,608	-
Total Investments in Securities	$ 212,877,356	$ 211,977,748	$ 899,608	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 8,529	$ 8,529	$ -	$ -
Income Tax Information

At August 31, 2009, the aggregate cost of investment securities for income tax purposes was $209,761,300. Net unrealized appreciation aggregated $3,116,056, of which $39,423,942 related to appreciated investment securities and $36,307,886 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Nasdaq Composite Index Tracking Stock Fund

August 31, 2009

1.805775.105

ETF-QTLY-1009

Investments August 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.0%
	Shares	Value
CONSUMER DISCRETIONARY - 13.1%
Auto Components - 0.2%
Amerigon, Inc. (a)	1,126	$ 7,161
Amerityre Corp. (a)	1,291	426
Ballard Power Systems, Inc. (a)	4,911	8,480
China Automotive Systems, Inc. (a)	976	7,876
Dorman Products, Inc. (a)	1,001	14,074
Exide Technologies (a)	2,941	20,911
Federal-Mogul Corp. Class A (a)	3,831	48,194
Fuel Systems Solutions, Inc. (a)	621	20,816
Gentex Corp.	5,706	83,251
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(c)	7,301	5,914
Shiloh Industries, Inc. (a)	795	3,983
Spartan Motors, Inc.	786	4,268
Westport Innovations, Inc. (a)	1,200	12,015
Wonder Auto Technology, Inc. (a)	1,170	10,355
		247,724
Distributors - 0.1%
Audiovox Corp. Class A (a)	346	2,443
Core-Mark Holding Co., Inc. (a)	315	9,044
LKQ Corp. (a)	5,616	97,494
		108,981
Diversified Consumer Services - 0.8%
American Public Education, Inc. (a)	786	27,235
Apollo Group, Inc. Class A (non-vtg.) (a)	6,261	405,838
Capella Education Co. (a)	696	44,092
Career Education Corp. (a)	3,621	85,999
ChinaCast Education Corp. (a)	1,400	8,302
Coinstar, Inc. (a)	1,281	42,286
Corinthian Colleges, Inc. (a)	3,336	63,951
Grand Canyon Education, Inc.	1,613	28,066
Learning Tree International, Inc. (a)	981	10,752
Lincoln Educational Services Corp. (a)	1,060	23,511
Matthews International Corp. Class A	1,320	45,989
Princeton Review, Inc. (a)	1,131	4,490
Steiner Leisure Ltd. (a)	630	20,929
Stewart Enterprises, Inc. Class A	4,161	22,095
Strayer Education, Inc.	546	115,261
		948,796
Hotels, Restaurants & Leisure - 1.6%
AFC Enterprises, Inc. (a)	1,036	8,599
Ambassadors Group, Inc.	986	15,559
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Ambassadors International, Inc. (a)	546	$ 218
Ameristar Casinos, Inc.	2,331	38,718
Benihana, Inc. (a)	136	1,061
Benihana, Inc. Class A (sub. vtg.) (a)	256	1,812
BJ's Restaurants, Inc. (a)	1,200	20,580
Bob Evans Farms, Inc.	1,335	35,871
Buffalo Wild Wings, Inc. (a)	636	26,222
California Pizza Kitchen, Inc. (a)	1,056	14,847
Caribou Coffee Co., Inc. (a)	636	4,929
Carrols Restaurant Group, Inc. (a)	690	5,251
Century Casinos, Inc. (a)	1,051	2,995
Churchill Downs, Inc.	690	26,061
Cosi, Inc. (a)	2,295	1,446
Cracker Barrel Old Country Store, Inc.	756	21,478
Ctrip.com International Ltd. sponsored ADR (a)	2,636	129,006
Denny's Corp. (a)	5,491	14,002
Einstein Noah Restaurant Group, Inc. (a)	801	10,381
Empire Resorts, Inc. (a)	1,786	5,144
FortuNet, Inc.	526	631
Gaming Partners International Corp. (a)	405	2,390
Great Wolf Resorts, Inc. (a)	1,656	5,813
Home Inns & Hotels Management, Inc. sponsored ADR (a)	1,000	24,070
International Speedway Corp. Class A	1,042	28,978
Interval Leisure Group, Inc. (a)	1,956	20,518
Isle of Capri Casinos, Inc. (a)	1,311	13,412
Jack in the Box, Inc. (a)	2,917	59,478
Jamba, Inc. (a)	2,631	2,815
Lakes Entertainment, Inc. (a)	1,276	4,032
McCormick & Schmick's Seafood Restaurants (a)	786	6,925
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)	4,326	26,518
Monarch Casino & Resort, Inc. (a)	976	9,789
Morgans Hotel Group Co. (a)	1,296	6,389
MTR Gaming Group, Inc. (a)	1,590	5,342
Multimedia Games, Inc. (a)	1,111	5,577
O'Charleys, Inc.	1,021	7,811
P.F. Chang's China Bistro, Inc. (a)	911	29,070
Panera Bread Co. Class A (a)	1,161	60,616
Papa John's International, Inc. (a)	1,026	23,937
Peet's Coffee & Tea, Inc. (a)	645	16,970
Penn National Gaming, Inc. (a)	3,230	94,348
Premier Exhibitions, Inc. (a)	1,531	1,118
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Red Robin Gourmet Burgers, Inc. (a)	795	$ 15,328
Rick's Cabaret International, Inc. (a)	546	4,133
Ruth's Chris Steak House, Inc. (a)	630	2,495
Scientific Games Corp. Class A (a)	3,891	59,999
Shuffle Master, Inc. (a)	2,856	21,648
Sonic Corp. (a)	2,295	26,232
Starbucks Corp. (a)	29,000	550,710
Texas Roadhouse, Inc. Class A (a)	2,651	27,014
The Cheesecake Factory, Inc. (a)	2,676	49,158
Town Sports International Holdings, Inc. (a)	1,156	3,179
Wynn Resorts Ltd. (a)	4,864	263,288
Youbet.com, Inc. (a)	2,181	4,515
		1,868,426
Household Durables - 0.3%
Bassett Furniture Industries, Inc.	831	4,205
California Coastal Communities, Inc. (a)	750	1,155
Cavco Industries, Inc. (a)	221	7,141
Craftmade International, Inc. (a)	436	1,247
Dixie Group, Inc. (a)	511	1,533
Flexsteel Industries, Inc.	886	6,955
Garmin Ltd.	8,046	264,472
Helen of Troy Ltd. (a)	1,061	22,939
Hooker Furniture Corp.	791	10,528
iRobot Corp. (a)	926	10,621
Lifetime Brands, Inc.	540	3,083
Makita Corp. sponsored ADR	86	2,464
Palm Harbor Homes, Inc. (a)	1,816	5,357
Stanley Furniture Co., Inc.	901	10,920
Universal Electronics, Inc. (a)	671	12,628
		365,248
Internet & Catalog Retail - 2.0%
1-800-FLOWERS.com, Inc. Class A (a)	1,800	5,562
Amazon.com, Inc. (a)	16,975	1,378,200
Bidz.com, Inc. (a)	966	3,159
Blue Nile, Inc. (a)	666	36,883
dELiA*s, Inc. (a)	1,231	3,078
Drugstore.com, Inc. (a)	3,246	7,693
Expedia, Inc. (a)	10,341	238,360
Gaiam, Inc. Class A (a)	826	4,609
HSN, Inc. (a)	1,956	20,342
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
Liberty Media Corp. Interactive Series A (a)	24,996	$ 239,462
Netflix, Inc. (a)(c)	2,336	101,990
NutriSystem, Inc.	1,365	19,424
Overstock.com, Inc. (a)	971	12,099
PetMed Express, Inc.	1,226	22,178
Priceline.com, Inc. (a)	1,613	248,370
Shutterfly, Inc. (a)	1,000	14,460
Stamps.com, Inc. (a)	675	5,819
Ticketmaster Entertainment, Inc. (a)	1,956	19,091
US Auto Parts Network, Inc. (a)	1,216	6,627
ValueVision Media, Inc. Class A (a)	1,606	5,300
		2,392,706
Leisure Equipment & Products - 0.1%
Arctic Cat, Inc.	780	5,569
JAKKS Pacific, Inc. (a)	1,086	14,552
Optimal Group, Inc. Class A (a)	282	620
Pool Corp.	1,926	45,877
RC2 Corp. (a)	870	13,659
Smith & Wesson Holding Corp. (a)	1,531	8,237
		88,514
Media - 5.2%
AirMedia Group, Inc. ADR (a)	541	3,966
Alloy, Inc. (a)	601	4,009
Ascent Media Corp. (a)	525	13,493
Beasley Broadcast Group, Inc. Class A	961	3,402
Carmike Cinemas, Inc.	600	6,084
Central European Media Enterprises Ltd. Class A (a)	1,995	57,316
CKX, Inc. (a)	4,476	28,244
Comcast Corp.:
Class A	81,346	1,246,221
Class A (special) (non-vtg.)	31,681	462,226
Crown Media Holdings, Inc. Class A (a)(c)	3,690	6,605
CTC Media, Inc. (a)	6,015	80,000
Cumulus Media, Inc. Class A (a)	2,040	2,836
Discovery Communications, Inc. (a)	5,212	135,095
Discovery Communications, Inc. Class C (a)	5,331	124,585
DISH Network Corp. Class A (a)	8,361	136,368
DreamWorks Animation SKG, Inc. Class A (a)	3,124	105,466
EDCI Holdings, Inc. (a)	316	1,561
Emmis Communications Corp. Class A (a)	1,171	773
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Fisher Communications, Inc.	375	$ 7,736
Focus Media Holding Ltd. ADR (a)(c)	4,605	41,261
Global Sources Ltd.	1,719	11,792
Global Traffic Network, Inc. (a)	576	2,304
Harris Interactive, Inc. (a)	2,721	2,367
IMAX Corp. (a)	2,611	24,543
Knology, Inc. (a)	1,956	14,161
Lamar Advertising Co. Class A (a)(c)	3,066	70,181
Liberty Global, Inc.:
Class A (a)	5,781	126,546
Class B (a)	206	4,456
Class C (a)	5,655	122,657
Liberty Media Corp.:
Capital Series A (a)	3,531	67,407
Entertainment Series A (a)	19,860	553,895
LodgeNet Entertainment Corp. (a)	1,156	8,069
MDC Partners, Inc. Class A (sub. vtg.) (a)	1,636	9,865
Mediacom Communications Corp. Class A (a)	1,660	8,350
Morningstar, Inc. (a)(c)	1,806	80,006
National CineMedia, Inc.	2,160	32,400
Navarre Corp. (a)	1,456	2,577
Net Servicos de Comunicacao SA sponsored ADR	1,473	15,555
New Frontier Media, Inc. (a)	1,456	3,189
News Corp.:
Class A	71,538	766,887
Class B	31,500	398,160
Outdoor Channel Holdings, Inc. (a)	1,881	12,527
Private Media Group, Inc. (a)	2,355	1,531
Radio One, Inc. Class D (non-vtg.) (a)	3,165	2,310
RCN Corp. (a)	1,951	18,281
Regent Communication, Inc. (a)	2,601	936
Rentrak Corp. (a)	486	7,727
RRSat Global Communications Network Ltd.	906	10,066
Salem Communications Corp. Class A (a)	796	2,109
Scholastic Corp.	1,701	41,436
Sinclair Broadcast Group, Inc. Class A	3,015	8,532
Sirius XM Radio, Inc. (a)	138,756	93,452
Spanish Broadcasting System, Inc. Class A (a)	1,770	602
The DIRECTV Group, Inc. (a)	39,899	987,899
Thomson Reuters PLC ADR	105	20,067
Value Line, Inc.	450	13,271
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Virgin Media, Inc.	13,086	$ 149,573
VisionChina Media, Inc. ADR (a)	1,761	9,932
WPP PLC sponsored ADR	650	26,891
WPT Enterprises, Inc. (a)	1,358	1,317
Xinhua Sports & Entertainment sponsored ADR (a)	931	1,471
		6,202,544
Multiline Retail - 0.4%
Dollar Tree, Inc. (a)	3,501	174,840
Fred's, Inc. Class A	1,836	24,015
Sears Holdings Corp. (a)(c)	4,778	303,164
The Bon-Ton Stores, Inc.	511	3,505
Tuesday Morning Corp. (a)	1,641	7,385
		512,909
Specialty Retail - 2.0%
A.C. Moore Arts & Crafts, Inc. (a)	871	3,031
America's Car Mart, Inc. (a)	495	10,197
bebe Stores, Inc.	4,111	31,367
Bed Bath & Beyond, Inc. (a)	9,979	364,034
Big 5 Sporting Goods Corp.	1,041	15,896
Books-A-Million, Inc.	771	10,470
Cache, Inc. (a)	691	3,614
Casual Male Retail Group, Inc. (a)	1,350	4,145
Charlotte Russe Holding, Inc. (a)	696	12,103
Charming Shoppes, Inc. (a)	5,121	26,834
Citi Trends, Inc. (a)	615	13,708
Coldwater Creek, Inc. (a)	3,396	25,266
Conn's, Inc. (a)	1,091	12,339
Cost Plus, Inc. (a)	841	1,657
Destination Maternity Corp. (a)	135	2,711
Dress Barn, Inc. (a)(c)	2,616	42,458
Finish Line, Inc. Class A	1,876	15,477
Golfsmith International Holdings, Inc. (a)	570	1,408
Gymboree Corp. (a)	1,161	52,001
Hibbett Sports, Inc. (a)	1,161	20,399
Hot Topic, Inc. (a)	1,891	13,161
Jos. A. Bank Clothiers, Inc. (a)	641	28,210
Kirkland's, Inc. (a)	931	13,183
Monro Muffler Brake, Inc.	785	20,237
O'Reilly Automotive, Inc. (a)	5,305	203,075
Pacific Sunwear of California, Inc. (a)	2,790	12,332
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
PetSmart, Inc.	5,016	$ 104,885
Pomeroy IT Solutions, Inc. (a)	966	5,748
Rent-A-Center, Inc. (a)	2,661	52,502
Ross Stores, Inc.	5,000	233,200
Select Comfort Corp. (a)	2,041	6,450
Shoe Carnival, Inc. (a)	236	3,710
Staples, Inc.	28,038	605,901
Stein Mart, Inc. (a)	1,770	21,877
The Children's Place Retail Stores, Inc. (a)	1,196	36,275
Tractor Supply Co. (a)	1,291	60,754
Trans World Entertainment Corp. (a)	2,931	2,697
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	2,647	30,493
Urban Outfitters, Inc. (a)	6,501	184,823
West Marine, Inc. (a)	916	7,575
Wet Seal, Inc. Class A (a)	5,280	18,533
Winmark Corp. (a)	300	6,147
Zumiez, Inc. (a)	1,176	14,865
		2,355,748
Textiles, Apparel & Luxury Goods - 0.4%
Cherokee, Inc.	405	8,327
Columbia Sportswear Co.	1,371	53,894
Crocs, Inc. (a)(c)	3,216	20,422
Deckers Outdoor Corp. (a)	531	36,267
FGX International Ltd. (a)	1,006	14,527
Fossil, Inc. (a)	2,490	63,196
Fuqi International, Inc. (a)	916	23,752
G-III Apparel Group Ltd. (a)	750	11,213
Heelys, Inc.	960	2,227
Iconix Brand Group, Inc. (a)	2,505	43,036
K-Swiss, Inc. Class A	1,411	13,602
LJ International, Inc. (a)	981	1,795
Lululemon Athletica, Inc. (a)	2,773	55,626
Perry Ellis International, Inc. (a)	736	9,193
Steven Madden Ltd. (a)	681	21,949
Tandy Brands Accessories, Inc.	1,011	2,629
True Religion Apparel, Inc. (a)	956	21,634
Volcom, Inc. (a)	1,384	19,611
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Wacoal Holdings Corp. sponsored ADR	221	$ 13,797
Weyco Group, Inc.	600	13,560
		450,257
TOTAL CONSUMER DISCRETIONARY		15,541,853
CONSUMER STAPLES - 1.9%
Beverages - 0.2%
Central European Distribution Corp. (a)	1,951	62,822
Coca-Cola Bottling Co. Consolidated	315	17,029
Hansen Natural Corp. (a)	3,576	116,792
Jones Soda Co. (a)	1,516	1,016
MGP Ingredients, Inc. (a)	636	2,410
National Beverage Corp. (a)	2,431	24,650
		224,719
Food & Staples Retailing - 1.1%
Andersons, Inc.	716	23,556
Arden Group, Inc. Class A	161	18,998
Casey's General Stores, Inc.	1,871	51,920
Costco Wholesale Corp.	17,149	874,256
Ingles Markets, Inc. Class A	561	9,251
Nash-Finch Co.	446	12,104
Pricesmart, Inc.	1,215	21,566
Spartan Stores, Inc.	873	11,585
Susser Holdings Corp. (a)	641	6,878
The Pantry, Inc. (a)	881	13,347
United Natural Foods, Inc. (a)	1,731	46,772
Village Super Market, Inc. Class A	275	7,879
Whole Foods Market, Inc. (a)	5,366	156,043
Winn-Dixie Stores, Inc. (a)	2,121	29,206
		1,283,361
Food Products - 0.4%
AgFeed Industries, Inc. (a)(c)	1,011	5,095
Alico, Inc.	240	7,116
American Italian Pasta Co. Class A (a)	767	23,209
Bridgford Foods Corp. (a)	391	3,429
Cal-Maine Foods, Inc.	888	25,352
Calavo Growers, Inc.	741	13,042
Cresud S.A.C.I.F. y A. sponsored ADR	2,251	25,436
Diamond Foods, Inc.	756	21,130
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Farmer Brothers Co.	750	$ 15,488
Green Mountain Coffee Roasters, Inc. (a)(c)	1,435	86,373
Hain Celestial Group, Inc. (a)	1,455	23,280
Imperial Sugar Co.	496	6,914
J&J Snack Foods Corp.	855	37,364
Lancaster Colony Corp.	1,121	56,341
Lance, Inc.	1,491	36,157
Lifeway Foods, Inc. (a)	786	10,147
Origin Agritech Ltd. (a)	696	3,042
Sanderson Farms, Inc.	757	31,491
Smart Balance, Inc. (a)	2,551	16,301
SunOpta, Inc. (a)	2,641	9,402
Synutra International, Inc. (a)(c)	2,181	33,740
Zhongpin, Inc. (a)	1,038	11,812
		501,661
Household Products - 0.1%
Central Garden & Pet Co. (a)	1,321	16,037
Central Garden & Pet Co. Class A (non-vtg.) (a)	1,906	20,966
WD-40 Co.	930	25,091
		62,094
Personal Products - 0.1%
Bare Escentuals, Inc. (a)	3,306	30,680
Chattem, Inc. (a)	780	47,767
China Sky One Medical, Inc. (a)	576	7,465
China-Biotics, Inc. (a)	650	8,385
Elizabeth Arden, Inc. (a)	1,380	14,214
Inter Parfums, Inc.	1,381	13,327
Mannatech, Inc.	1,156	4,508
Nutraceutical International Corp. (a)	550	6,325
Parlux Fragrances, Inc. (a)	1,126	2,297
Physicians Formula Holdings, Inc. (a)	856	2,106
Reliv International, Inc.	601	2,314
USANA Health Sciences, Inc. (a)	681	21,465
		160,853
Tobacco - 0.0%
Star Scientific, Inc. (a)	3,231	3,231
TOTAL CONSUMER STAPLES		2,235,919
Common Stocks - continued
	Shares	Value
ENERGY - 1.1%
Energy Equipment & Services - 0.3%
Acergy SA sponsored ADR	1,506	$ 15,211
Bronco Drilling Co., Inc. (a)	1,056	3,907
Dawson Geophysical Co. (a)	450	11,156
ENGlobal Corp. (a)	1,050	4,641
Exterran Partners LP	360	5,623
Global Industries Ltd. (a)	4,221	40,100
Gulf Island Fabrication, Inc.	651	9,745
Hercules Offshore, Inc. (a)	3,556	16,358
Lufkin Industries, Inc.	600	26,550
Matrix Service Co. (a)	1,041	11,472
Mitcham Industries, Inc. (a)	336	1,791
Omni Energy Services Corp. (a)	765	1,247
OYO Geospace Corp. (a)	206	4,143
Patterson-UTI Energy, Inc.	6,111	81,215
PHI, Inc. (non-vtg.) (a)	476	9,929
Seahawk Drilling, Inc. (a)	450	10,031
Superior Well Services, Inc. (a)	1,131	10,213
T-3 Energy Services, Inc. (a)	480	8,438
Tesco Corp. (a)	1,470	11,290
Trico Marine Services, Inc. (a)	716	4,869
Union Drilling, Inc. (a)	1,161	7,268
		295,197
Oil, Gas & Consumable Fuels - 0.8%
Alliance Holdings GP, LP	2,376	48,162
Alliance Resource Partners LP	1,356	44,884
APCO Argentina, Inc.	1,041	22,902
Approach Resources, Inc. (a)	1,050	7,875
Atlas America, Inc.	1,605	35,599
ATP Oil & Gas Corp. (a)	1,476	16,457
BreitBurn Energy Partners LP	3,051	28,588
Brigham Exploration Co. (a)	3,300	21,615
Calumet Specialty Products Partners LP	843	11,928
Capital Product Partners LP	861	6,811
Carrizo Oil & Gas, Inc. (a)(c)	1,191	23,022
Clayton Williams Energy, Inc. (a)	465	9,207
Clean Energy Fuels Corp. (a)(c)	1,900	23,788
Copano Energy LLC	1,866	28,979
CREDO Petroleum Corp. (a)	300	3,318
Crosstex Energy LP	1,976	7,746
Crosstex Energy, Inc.	2,006	7,683
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Delta Petroleum Corp. (a)	10,810	$ 19,458
Dorchester Minerals LP	1,144	24,276
Double Eagle Petroleum Co. (a)	405	1,737
Eagle Rock Energy Partners LP	1,881	6,301
Energy XXI (Bermuda) Ltd.	5,776	4,274
EV Energy Partners LP	512	11,151
FX Energy, Inc. (a)	1,740	5,899
Geomet, Inc. (a)	2,416	2,923
Georesources, Inc. (a)	456	4,752
GMX Resources, Inc. (a)	656	6,947
Golar LNG Ltd. (NASDAQ)	2,796	27,820
Green Plains Renewable Energy, Inc. (a)	553	4,214
Gulfport Energy Corp. (a)	1,521	11,408
Hiland Holdings GP LP	851	2,000
Hiland Partners LP	266	2,008
Inergy Holdings LP	876	38,605
Inergy LP	1,986	55,370
Isramco, Inc. (a)	100	16,999
Ivanhoe Energy, Inc. (a)	9,936	15,250
James River Coal Co. (a)	1,160	19,302
Knightsbridge Tankers Ltd.	941	12,195
Legacy Reserves LP	1,241	19,049
Linn Energy LLC	4,890	104,108
Martin Midstream Partners LP	795	19,064
NGAS Resources, Inc. (a)	1,291	2,259
Pacific Ethanol, Inc. (a)	1,426	599
Parallel Petroleum Corp. (a)	1,896	3,546
Petroleum Development Corp. (a)	600	8,214
PrimeEnergy Corp. (a)	165	4,518
Quest Resource Corp. (a)	1,186	417
Ram Energy Resources, Inc. (a)	2,976	2,199
Regency Energy Partners LP	2,331	37,949
Rex Energy Corp. (a)	1,245	7,420
Rosetta Resources, Inc. (a)	2,181	25,758
StealthGas, Inc.	1,116	5,558
Syntroleum Corp. (a)	2,661	6,972
Targa Resources Partners LP	1,545	26,111
TC Pipelines LP	1,356	49,494
TEL Offshore Trust	300	1,350
Top Ships, Inc. (a)	2,745	4,172
Toreador Resources Corp.	1,756	8,868
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
TransGlobe Energy Corp. (a)	1,816	$ 5,657
Uranium Resources, Inc. (a)	4,861	4,715
Verenium Corp. (a)	2,250	1,375
Warren Resources, Inc. (a)	2,571	6,299
		997,124
TOTAL ENERGY		1,292,321
FINANCIALS - 8.4%
Capital Markets - 2.4%
American Capital Ltd. (c)	10,428	25,861
BGC Partners, Inc. Class A	1,951	8,819
Broadpoint Gleacher Securities Group, Inc. (a)	4,606	34,775
Calamos Asset Management, Inc. Class A	941	10,614
Capital Southwest Corp.	195	14,769
Charles Schwab Corp.	45,806	827,256
Cowen Group, Inc. (a)	571	3,712
Diamond Hill Investment Group, Inc.	180	9,250
E*TRADE Financial Corp. (a)(c)	44,151	77,706
Epoch Holding Corp.	1,101	9,039
FBR Capital Markets Corp. (a)	2,895	15,662
FCStone Group, Inc. (a)	1,181	5,657
FirstCity Financial Corp. (a)	871	7,395
GFI Group, Inc.	4,506	32,263
Harris & Harris Group, Inc. (a)	1,245	7,333
International Assets Holding Corp. (a)	416	6,789
Knight Capital Group, Inc. Class A (a)	3,491	70,239
Northern Trust Corp.	9,529	557,065
optionsXpress Holdings, Inc.	2,355	39,187
Penson Worldwide, Inc. (a)	891	9,035
Prospect Capital Corp.	1,461	14,902
Sanders Morris Harris Group, Inc.	975	5,470
SEI Investments Co.	7,535	138,945
T. Rowe Price Group, Inc.	10,209	462,672
TD Ameritrade Holding Corp. (a)	23,095	444,348
Thomas Weisel Partners Group, Inc. (a)	1,146	5,077
TradeStation Group, Inc. (a)	1,791	12,841
U.S. Global Investments, Inc. Class A	786	8,709
		2,865,390
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 2.6%
1st Source Corp.	1,106	$ 17,917
Alliance Financial Corp.	360	9,864
Amcore Financial, Inc.	786	896
American National Bankshares, Inc.	525	11,403
American River Bankshares	496	3,968
AmericanWest Bancorp (a)	795	461
Ameris Bancorp	706	4,554
Ames National Corp.	341	8,276
Arrow Financial Corp.	641	17,442
Associated Banc-Corp.	5,017	52,026
BancFirst Corp.	600	21,948
Bancorp Rhode Island, Inc.	491	12,781
Bancorp, Inc., Delaware (a)	615	4,065
BancTrust Financial Group, Inc. (c)	1,251	4,654
Bank of Florida Corp. (a)	570	1,425
Bank of Granite Corp.	1,035	2,256
Bank of Marin Bancorp	371	11,579
Bank of the Ozarks, Inc.	720	17,957
Banner Corp.	735	2,381
BNC Bancorp	360	2,646
BOK Financial Corp.	2,767	125,179
Boston Private Financial Holdings, Inc.	2,700	13,554
Bridge Capital Holdings (a)	516	3,122
Bryn Mawr Bank Corp.	570	10,118
Camden National Corp.	300	9,705
Capital Bank Corp.	330	1,650
Capital City Bank Group, Inc.	876	12,816
Cardinal Financial Corp.	1,266	10,001
Cascade Bancorp (c)	1,236	1,656
Cascade Financial Corp.	871	1,472
Cathay General Bancorp	1,926	17,796
Center Bancorp, Inc.	1,080	9,796
Center Financial Corp., California	570	2,725
Centerstate Banks of Florida, Inc.	615	5,141
Century Bancorp, Inc. Class A (non-vtg.)	495	11,707
Chemical Financial Corp.	926	19,381
Citizens & Northern Corp.	330	6,032
Citizens Banking Corp., Michigan (a)	5,255	3,941
City Bank Lynnwood, Washington	765	2,356
City Holding Co.	726	23,116
CNB Financial Corp., Pennsylvania	681	10,739
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
CoBiz, Inc.	1,196	$ 5,657
Colony Bankcorp, Inc.	420	2,524
Columbia Bancorp, Oregon (c)	391	579
Columbia Banking Systems, Inc.	801	13,144
Commerce Bancshares, Inc.	2,981	109,492
Community Trust Bancorp, Inc.	585	15,655
CVB Financial Corp.	3,136	21,983
Eagle Bancorp, Inc., Maryland	741	6,780
East West Bancorp, Inc.	3,600	33,156
Eastern Virgina Bankshares, Inc.	270	2,268
Enterprise Financial Services Corp.	840	9,450
EuroBancshares, Inc. (a)	2,070	4,409
Fidelity Southern Corp.	738	2,221
Fifth Third Bancorp	31,475	344,337
Financial Institutions, Inc.	296	3,582
First Bancorp, North Carolina	720	12,629
First Busey Corp. (c)	1,296	8,061
First Citizen Bancshares, Inc.	341	47,201
First Community Bancshares, Inc.	536	6,711
First Financial Bancorp, Ohio	1,941	16,382
First Financial Bankshares, Inc.	891	44,407
First Financial Corp., Indiana	540	16,292
First M&F Corp.	540	1,928
First Mariner Bancorp, Inc. (a)	885	1,443
First Merchants Corp.	815	5,787
First Midwest Bancorp, Inc., Delaware	1,796	18,427
First of Long Island Corp.	521	14,869
First Regional Bancorp (a)	510	561
First South Bancorp, Inc., Virginia	450	5,513
First State Bancorp. (a)	1,350	1,715
First United Corp.	555	5,783
Firstbank Corp., Michigan	331	2,082
FirstMerit Corp.	3,276	58,870
FNB Corp., North Carolina	411	1,023
Frontier Financial Corp., Washington (c)	1,581	1,217
Fulton Financial Corp.	6,606	48,488
German American Bancorp, Inc.	616	10,047
Glacier Bancorp, Inc. (c)	2,400	35,784
Great Southern Bancorp, Inc.	600	12,630
Green Bankshares, Inc.	498	3,108
Grupo Financiero Galicia SA sponsored ADR (a)(c)	2,415	9,732
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Guaranty Bancorp (a)	2,355	$ 4,004
Hampton Roads Bankshares, Inc. (c)	922	2,803
Hancock Holding Co.	1,290	49,420
Hanmi Financial Corp. (a)	2,175	3,284
Harleysville National Corp., Pennsylvania	1,730	9,965
Heartland Financial USA, Inc.	720	10,778
Heritage Commerce Corp.	592	2,735
Heritage Financial Corp., Washington	285	3,654
Home Bancshares, Inc.	810	16,403
Horizon Financial Corp.	636	547
Huntington Bancshares, Inc.	14,720	67,123
IBERIABANK Corp.	800	38,768
Independent Bank Corp., Massachusetts	850	19,695
Independent Bank Corp., Michigan	721	1,283
Integra Bank Corp.	825	1,196
International Bancshares Corp.	2,535	39,140
Intervest Bancshares Corp. Class A (a)	330	990
Investors Bancorp, Inc. (a)	4,476	41,358
Lakeland Bancorp, Inc.	1,200	10,632
Lakeland Financial Corp.	816	16,230
LNB Bancorp, Inc.	891	5,346
Macatawa Bank Corp. (a)	541	1,228
MainSource Financial Group, Inc.	1,136	7,316
MB Financial, Inc.	1,395	19,321
MBT Financial Corp.	1,035	2,184
Mercantile Bank Corp.	255	1,135
Merchants Bancshares, Inc.	242	5,808
Metro Bancorp, Inc. (a)	390	6,529
Metrocorp Bancshares, Inc.	81	284
Midwest Banc Holdings, Inc.	1,306	836
Nara Bancorp, Inc.	1,446	12,653
National Bankshares, Inc.	338	8,589
National Penn Bancshares, Inc.	3,051	17,086
NBT Bancorp, Inc.	1,400	31,640
NewBridge Bancorp	1,366	2,964
North Valley Bancorp	570	2,109
Northern States Financial Corp. (a)	381	1,638
Northfield Bancorp, Inc.	2,196	26,901
Northrim Bancorp, Inc.	386	5,829
Old Point Financial Corp.	461	7,837
Old Second Bancorp, Inc. (c)	900	4,968
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Orrstown Financial Services, Inc.	250	$ 9,133
Pacific Capital Bancorp	1,898	4,612
Pacific Continental Corp.	450	4,302
Pacific Mercantile Bancorp (a)	556	1,712
PacWest Bancorp	1,116	21,996
Peapack-Gladstone Financial Corp.	302	5,101
Penns Woods Bancorp, Inc.	150	4,802
Peoples Bancorp, Inc.	495	7,826
Pinnacle Financial Partners, Inc. (a)	1,161	17,496
Popular, Inc. (c)	11,441	24,598
Preferred Bank, Los Angeles California	511	1,763
PremierWest Bancorp	740	2,116
PrivateBancorp, Inc. (c)	1,800	43,398
Prosperity Bancshares, Inc.	1,866	64,433
Renasant Corp.	771	11,735
Republic Bancorp, Inc., Kentucky Class A	866	18,394
Republic First Bancorp, Inc. (a)	765	4,728
Royal Bancshares of Pennsylvania, Inc. Class A (a)	735	1,279
S&T Bancorp, Inc.	1,115	15,443
S.Y. Bancorp, Inc.	576	12,804
Sandy Spring Bancorp, Inc.	696	10,934
SCBT Financial Corp.	476	12,209
Seacoast Banking Corp., Florida	856	2,422
Shore Bancshares, Inc.	300	5,283
Sierra Bancorp	480	6,134
Signature Bank, New York (a)	1,459	44,295
Simmons First National Corp. Class A	696	19,606
Smithtown Bancorp, Inc.	516	6,987
South Financial Group, Inc.	3,036	5,343
Southern Community Financial Corp.	631	1,685
Southside Bancshares, Inc.	801	17,318
Southwest Bancorp, Inc., Oklahoma	971	12,555
State Bancorp, Inc., New York	566	4,573
StellarOne Corp.	1,176	16,440
Sterling Bancshares, Inc.	2,871	22,824
Sterling Financial Corp., Washington	2,175	4,611
Suffolk Bancorp	681	19,715
Summit Financial Group, Inc.	405	2,126
Sun Bancorp, Inc., New Jersey	803	4,465
Superior Bancorp (a)	360	950
Susquehanna Bancshares, Inc., Pennsylvania	3,486	20,358
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
SVB Financial Group (a)	1,285	$ 51,079
Taylor Capital Group, Inc. (a)	1,041	6,943
Texas Capital Bancshares, Inc. (a)	1,320	21,846
The First Bancorp, Inc.	621	11,575
TIB Financial Corp. (c)	894	1,314
TowneBank	921	11,641
Trico Bancshares	786	13,315
Trustmark Corp.	2,192	41,714
UCBH Holdings, Inc.	4,401	5,809
UMB Financial Corp.	1,613	64,568
Umpqua Holdings Corp.	2,601	26,816
Union Bankshares Corp.	696	11,700
United Bankshares, Inc., West Virginia	1,716	33,685
United Community Banks, Inc., Georgia (c)	2,025	13,649
United Security Bancshares, Inc. (c)	465	11,011
United Security Bancshares, California (c)	904	4,836
Univest Corp. of Pennsylvania	711	14,767
Virginia Commerce Bancorp, Inc. (a)	1,605	5,682
VIST Financial Corp.	450	2,633
Washington Banking Co., Oak Harbor	345	3,391
Washington Trust Bancorp, Inc.	796	13,890
WesBanco, Inc.	1,311	19,245
West Bancorp., Inc.	675	3,861
West Coast Bancorp, Oregon	795	1,932
Westamerica Bancorp.	1,163	59,813
Whitney Holding Corp.	2,505	22,570
Wilshire Bancorp, Inc.	1,011	8,371
Wintrust Financial Corp.	1,038	28,721
Yadkin Valley Financial Corp.	851	5,285
Zions Bancorp	4,581	80,946
		3,109,750
Consumer Finance - 0.1%
Advanta Corp.:
Class A	711	439
Class B	1,041	730
Cardtronics, Inc. (a)	1,926	15,177
CompuCredit Holdings Corp. (a)(c)	2,042	8,924
Consumer Portfolio Services, Inc. (a)	1,005	935
Credit Acceptance Corp. (a)	1,251	38,168
Dollar Financial Corp. (a)	891	15,530
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - continued
EZCORP, Inc. (non-vtg.) Class A (a)	1,656	$ 22,141
First Cash Financial Services, Inc. (a)	1,086	20,406
QC Holdings, Inc.	826	5,072
World Acceptance Corp. (a)	566	14,733
		142,255
Diversified Financial Services - 0.9%
Ampal-American Israel Corp. Class A (a)	1,950	4,602
Asset Acceptance Capital Corp. (a)	1,440	10,483
Asta Funding, Inc.	516	4,515
CME Group, Inc.	2,627	764,562
Compass Diversified Holdings	1,461	14,800
Elron Electronic Industries Ltd. (a)	1,141	5,374
Encore Capital Group, Inc. (a)	1,410	21,009
Interactive Brokers Group, Inc. (a)	1,566	29,723
Life Partners Holdings, Inc.	543	9,307
MarketAxess Holdings, Inc. (a)	1,170	12,975
Marlin Business Services Corp. (a)	586	4,395
Medallion Financial Corp.	1,071	8,943
NewStar Financial, Inc. (a)	3,021	8,338
PICO Holdings, Inc. (a)	911	30,181
Portfolio Recovery Associates, Inc. (a)	610	26,791
Resource America, Inc. Class A	675	3,436
The NASDAQ Stock Market, Inc. (a)	7,866	172,659
		1,132,093
Insurance - 1.0%
21st Century Holding Co.	720	2,657
American National Insurance Co.	1,026	88,616
American Physicians Capital, Inc.	522	15,576
Amerisafe, Inc. (a)	696	11,888
Amtrust Financial Services, Inc.	2,661	33,608
Arch Capital Group Ltd. (a)	2,376	154,369
Argo Group International Holdings, Ltd. (a)	1,241	43,832
Baldwin & Lyons, Inc. Class B	566	12,520
Cincinnati Financial Corp.	6,459	166,125
CNinsure, Inc. ADR	576	9,527
Donegal Group, Inc. Class A	1,061	15,575
Eastern Insurance Holdings, Inc.	261	2,537
eHealth, Inc. (a)	1,071	19,814
EMC Insurance Group	761	16,362
Enstar Group Ltd. (a)	525	32,487
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Erie Indemnity Co. Class A	2,036	$ 78,732
FPIC Insurance Group, Inc. (a)	450	14,360
Greenlight Capital Re, Ltd. (a)	1,101	20,148
Hallmark Financial Services, Inc. (a)	1,485	10,841
Harleysville Group, Inc.	1,038	33,642
Infinity Property & Casualty Corp.	621	27,305
IPC Holdings Ltd.	2,216	71,843
Kansas City Life Insurance Co.	510	18,233
Maiden Holdings Ltd.	2,086	15,937
Max Capital Group Ltd.	2,006	41,043
National Interstate Corp.	731	13,085
National Western Life Insurance Co. Class A	165	27,177
Navigators Group, Inc. (a)	671	34,825
PMA Capital Corp. Class A (a)	1,551	8,546
Presidential Life Corp.	1,016	10,058
Safety Insurance Group, Inc.	531	17,061
Selective Insurance Group, Inc.	2,151	36,610
Specialty Underwriters' Alliance, Inc. (a)	1,381	9,018
State Auto Financial Corp.	1,581	27,146
Tower Group, Inc.	1,627	39,032
United America Indemnity Ltd. Class A (a)	1,581	9,850
United Fire & Casualty Co.	1,226	24,532
		1,214,517
Real Estate Investment Trusts - 0.1%
American Capital Agency Corp.	576	14,337
Gladstone Commercial Corp.	546	7,338
Investors Real Estate Trust	2,371	21,955
Mission West Properties, Inc.	676	4,664
Monmouth Real Estate Investment Corp. Class A	2,145	14,972
		63,266
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA (a)	950	13,614
Avatar Holdings, Inc. (a)	266	5,078
Elbit Imaging Ltd. (a)	1,350	34,425
FirstService Corp. (sub. vtg.) (a)	1,371	21,919
Market Leader, Inc. (a)	861	1,619
Stratus Properties, Inc. (a)	266	1,686
Thomas Properties Group, Inc.	1,876	4,015
ZipRealty, Inc. (a)	1,230	4,797
		87,153
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 1.2%
Abington Bancorp, Inc.	1,176	$ 9,502
Anchor BanCorp Wisconsin, Inc.	936	1,236
Atlantic Coast Federal Corp.	691	1,327
Bank Mutual Corp.	2,106	18,512
BankFinancial Corp.	1,191	11,684
Beneficial Mutual Bancorp, Inc. (a)	3,991	35,480
Berkshire Bancorp, Inc.	960	6,826
Berkshire Hills Bancorp, Inc.	735	16,545
Brookline Bancorp, Inc., Delaware	2,400	25,056
Camco Financial Corp.	511	1,201
Capitol Federal Financial	3,018	96,968
CFS Bancorp, Inc.	375	1,500
Citizens First Bancorp, Inc., Delaware (a)	450	446
Citizens South Banking Corp., Delaware	480	2,602
Clifton Savings Bancorp, Inc.	990	10,435
Corus Bankshares, Inc. (a)(c)	2,370	640
Danvers Bancorp, Inc.	750	9,645
Dime Community Bancshares, Inc.	1,716	19,219
ESB Financial Corp.	600	8,040
ESSA Bancorp, Inc.	623	7,887
First Defiance Financial Corp.	331	5,508
First Federal Bancshares of Arkansas, Inc.	435	1,862
First Financial Holdings, Inc.	816	14,639
First Financial Northwest, Inc.	805	5,877
First Niagara Financial Group, Inc.	5,918	77,407
First PacTrust Bancorp, Inc.	480	3,480
First Place Financial Corp.	871	2,805
Flushing Financial Corp.	1,290	16,964
Fox Chase Bancorp, Inc. (a)	796	7,618
HMN Financial, Inc.	216	864
Home Federal Bancorp, Inc.	750	8,438
Hudson City Bancorp, Inc.	20,538	269,459
K-Fed Bancorp	846	7,394
Kearny Financial Corp.	3,436	37,624
LSB Corp.	771	8,435
MutualFirst Financial, Inc.	346	2,526
NASB Financial, Inc.	406	12,497
Northwest Bancorp, Inc.	1,920	39,360
OceanFirst Financial Corp.	600	7,800
Oritani Financial Corp.	1,551	20,690
Pamrapo Bancorp, Inc.	666	4,176
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Parkvale Financial Corp.	300	$ 2,751
People's United Financial, Inc.	13,775	221,227
Provident Financial Holdings, Inc.	226	1,822
Provident New York Bancorp	2,176	20,041
Pulaski Financial Corp.	181	1,529
PVF Capital Corp.	301	653
Riverview Bancorp, Inc.	1,320	4,646
Rockville Financial, Inc.	1,350	18,063
Roma Financial Corp.	1,596	20,205
Severn Bancorp, Inc.	801	2,691
TFS Financial Corp.	12,651	144,221
TierOne Corp. (a)	795	1,860
Tree.com, Inc. (a)	330	2,327
Triad Guaranty, Inc. (a)	675	1,053
Trustco Bank Corp., New York	3,054	18,996
United Community Financial Corp., Ohio	1,403	2,076
United Financial Bancorp, Inc.	1,026	12,610
United Western Bancorp, Inc.	270	1,442
ViewPoint Financial Group	1,466	18,354
Washington Federal, Inc.	3,576	53,068
Waterstone Financial, Inc. (a)	1,776	8,525
Westfield Financial, Inc.	1,500	13,725
WSFS Financial Corp.	266	7,374
		1,419,433
TOTAL FINANCIALS		10,033,857
HEALTH CARE - 15.0%
Biotechnology - 7.6%
Aastrom Biosciences, Inc. (a)	4,866	1,995
Abraxis BioScience, Inc. (a)	1,581	42,561
Acadia Pharmaceuticals, Inc. (a)	2,295	13,403
Achillion Pharmaceuticals, Inc. (a)	1,890	3,421
Acorda Therapeutics, Inc. (a)	1,485	33,591
AEterna Zentaris, Inc. (sub. vtg.) (a)	3,036	2,885
Affymax, Inc. (a)	806	18,361
Alexion Pharmaceuticals, Inc. (a)	3,217	145,215
Alkermes, Inc. (a)	3,831	34,671
Allos Therapeutics, Inc. (a)	3,143	23,101
Alnylam Pharmaceuticals, Inc. (a)	1,641	36,627
Altus Pharmaceuticals, Inc. (a)	1,395	474
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Amgen, Inc. (a)	40,000	$ 2,389,600
Amicus Therapeutics, Inc. (a)	1,041	10,233
Amylin Pharmaceuticals, Inc. (a)	5,565	70,119
Anadys Pharmaceuticals, Inc. (a)	1,441	3,329
Antigenics, Inc. (a)(c)	2,010	4,161
Arena Pharmaceuticals, Inc. (a)	3,831	17,814
ARIAD Pharmaceuticals, Inc. (a)	4,441	9,726
ArQule, Inc. (a)	1,941	10,520
Array Biopharma, Inc. (a)	1,680	6,922
AspenBio Pharma, Inc. (a)	1,226	2,624
AVI BioPharma, Inc. (a)	1,920	3,283
BioCryst Pharmaceuticals, Inc. (a)(c)	2,280	28,432
Biogen Idec, Inc. (a)	11,400	572,394
BioMarin Pharmaceutical, Inc. (a)	4,041	66,555
Bionovo, Inc. (a)	3,951	2,489
Biosante Pharmaceuticals, Inc. (a)	1,065	2,055
Celera Corp. (a)	3,111	20,346
Celgene Corp. (a)	18,154	947,094
Cell Genesys, Inc. (a)	3,276	1,119
Cell Therapeutics, Inc. (a)(c)	17,076	28,175
Cephalon, Inc. (a)	2,913	165,837
Cepheid, Inc. (a)	2,423	29,052
Clinical Data, Inc. (a)	951	14,997
Combinatorx, Inc. (a)	3,496	5,139
Crucell NV sponsored ADR (a)	480	10,541
Cubist Pharmaceuticals, Inc. (a)	2,306	47,688
CuraGen Corp. (a)	2,961	4,145
Curis, Inc. (a)	2,541	5,362
Cytokinetics, Inc. (a)	1,875	5,944
Cytori Therapeutics, Inc. (a)	900	2,727
CytRx Corp. (a)	5,656	5,656
deCODE genetics, Inc. (a)	2,811	1,574
Dendreon Corp. (a)	4,564	106,661
Dyax Corp. (a)	2,856	10,396
Dynavax Technologies Corp. (a)	1,611	2,900
EntreMed, Inc. (a)	4,971	2,635
Enzon Pharmaceuticals, Inc. (a)(c)	2,700	19,359
Exact Sciences Corp. (a)	2,956	6,355
Facet Biotech Corp. (a)	909	9,126
Genomic Health, Inc. (a)	1,155	23,112
GenVec, Inc. (a)	3,931	2,962
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Genzyme Corp. (a)	10,718	$ 597,100
Geron Corp. (a)(c)	3,411	24,218
Gilead Sciences, Inc. (a)	35,898	1,617,564
GTx, Inc. (a)	1,470	13,833
Halozyme Therapeutics, Inc. (a)	3,666	27,275
Hana Biosciences, Inc. (a)	1,245	859
Human Genome Sciences, Inc. (a)	6,425	127,087
Idenix Pharmaceuticals, Inc. (a)	2,191	6,704
Idera Pharmaceuticals, Inc. (a)	1,200	9,108
ImmunoGen, Inc. (a)	2,475	18,043
Immunomedics, Inc. (a)	3,726	20,530
Incyte Corp. (a)	4,929	32,482
Infinity Pharmaceuticals, Inc. (a)	315	2,205
Inhibitex, Inc. (a)	1,351	878
InterMune, Inc.	1,717	26,064
Isis Pharmaceuticals, Inc. (a)	3,906	63,043
Keryx Biopharmaceuticals, Inc. (a)	2,040	2,693
La Jolla Pharmaceutical Co. (a)	2,751	633
Lexicon Pharmaceuticals, Inc. (a)	6,031	9,107
Ligand Pharmaceuticals, Inc.:
rights 12/31/11 (a)	1,431	0
Class B (a)	6,304	15,130
MannKind Corp. (a)(c)	4,984	38,825
Marshall Edwards, Inc. (a)	2,236	1,588
Martek Biosciences	1,455	35,720
Maxygen, Inc. (a)	1,686	11,937
Medarex, Inc. (a)	4,956	79,296
Medivation, Inc. (a)	1,176	29,776
Metabasis Therapeutics, Inc. (a)	1,530	719
Metabolix, Inc. (a)	1,021	9,904
Micromet, Inc. (a)	2,640	16,738
Molecular Insight Pharmaceuticals, Inc. (a)(c)	1,425	7,125
Momenta Pharmaceuticals, Inc. (a)	1,656	16,394
Myriad Genetics, Inc. (a)	3,714	113,537
Myriad Pharmaceuticals, Inc. (a)	866	3,897
Nabi Biopharmaceuticals (a)	4,041	12,325
Neurocrine Biosciences, Inc. (a)	1,410	4,216
NeurogesX, Inc. (a)	1,066	7,931
Novavax, Inc. (a)(c)	3,091	18,670
NPS Pharmaceuticals, Inc. (a)	2,371	9,887
Nymox Pharmaceutical Corp. (a)(c)	1,170	5,265
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
ONYX Pharmaceuticals, Inc. (a)	2,226	$ 71,388
Orchid Cellmark, Inc. (a)	2,526	4,421
OREXIGEN Therapeutics, Inc. (a)	1,671	13,234
Orthologic Corp. (a)	2,601	1,743
OSI Pharmaceuticals, Inc. (a)	2,310	77,200
Osiris Therapeutics, Inc. (a)(c)	1,320	19,298
OXiGENE, Inc. (a)	1,666	2,382
PDL BioPharma, Inc.	4,561	41,277
Peregrine Pharmaceuticals, Inc. (a)	6,856	5,279
Pharmasset, Inc. (a)	936	17,279
Poniard Pharmaceuticals, Inc. (a)	1,860	15,401
Progenics Pharmaceuticals, Inc. (a)	1,275	6,719
QLT, Inc. (a)	3,441	14,693
Regeneron Pharmaceuticals, Inc. (a)	3,114	70,781
Repligen Corp. (a)	1,396	7,008
Rigel Pharmaceuticals, Inc. (a)	1,551	10,935
RXi Pharmaceuticals Corp. (a)	285	829
Sangamo Biosciences, Inc. (a)	1,786	12,520
Savient Pharmaceuticals, Inc. (a)	2,286	31,753
SciClone Pharmaceuticals, Inc. (a)	1,906	9,263
Seattle Genetics, Inc. (a)	3,151	38,600
SIGA Technologies, Inc. (a)	1,755	12,847
Spectrum Pharmaceuticals, Inc. (a)	2,391	20,324
StemCells, Inc. (a)	3,261	5,315
Sunesis Pharmaceuticals, Inc. (a)	1,875	900
Synta Pharmaceuticals Corp. (a)	1,267	3,586
Targacept, Inc. (a)	1,066	15,883
Telik, Inc. (a)	2,391	2,104
Theravance, Inc. (a)	2,041	31,778
Transcept Pharmaceuticals, Inc. (a)	270	2,770
Trimeris, Inc.	885	2,186
Trubion Pharmaceuticals, Inc. (a)	691	4,319
United Therapeutics Corp. (a)	1,042	95,353
Vanda Pharmaceuticals, Inc. (a)	1,276	17,430
Vertex Pharmaceuticals, Inc. (a)	6,816	254,987
Vical, Inc. (a)	2,055	9,474
XOMA Ltd. (a)	7,361	6,404
Zymogenetics, Inc. (a)(c)	4,204	24,720
		9,056,152
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - 1.8%
Abaxis, Inc. (a)	875	$ 23,275
Abiomed, Inc. (a)	1,236	10,234
Accuray, Inc. (a)	2,161	13,874
Align Technology, Inc. (a)	2,601	34,853
Alphatec Holdings, Inc. (a)	2,655	12,160
American Medical Systems Holdings, Inc. (a)	2,811	42,840
Analogic Corp.	510	18,131
Angiodynamics, Inc. (a)	991	12,833
Anika Therapeutics, Inc. (a)	1,231	7,386
Aspect Medical Systems, Inc. (a)	1,201	7,722
Atrion Corp.	85	11,645
ATS Medical, Inc. (a)	2,767	7,443
BioLase Technology, Inc. (a)	1,050	2,216
Candela Corp. (a)	666	1,126
Cardiac Science Corp. (a)	1,056	3,326
Cardica, Inc. (a)	871	1,315
Cardiovascular Systems, Inc. (a)	456	3,840
Cerus Corp. (a)	1,786	3,768
China Medical Technologies, Inc. sponsored ADR	881	13,567
Conceptus, Inc. (a)	1,086	19,678
CONMED Corp. (a)	1,275	22,733
Cutera, Inc. (a)	421	3,680
Cyberonics, Inc. (a)	1,371	20,620
Cynosure, Inc. Class A (a)	330	3,614
DENTSPLY International, Inc.	5,884	198,350
DexCom, Inc. (a)	1,730	13,511
Electro-Optical Sciences, Inc. (a)	751	7,397
Endologix, Inc. (a)	2,340	10,600
ev3, Inc. (a)	4,311	54,922
Exactech, Inc. (a)	761	11,316
Gen-Probe, Inc. (a)	2,192	84,502
Given Imaging Ltd.	1,477	17,443
Hansen Medical, Inc. (a)	1,221	4,164
HealthTronics, Inc. (a)	1,125	2,880
Hologic, Inc. (a)	10,366	170,521
Home Diagnostics, Inc. (a)	661	3,959
I-Flow Corp. (a)	1,461	13,149
ICU Medical, Inc. (a)	660	24,545
IDEXX Laboratories, Inc. (a)	2,318	117,662
Immucor, Inc. (a)	2,807	50,779
Insulet Corp. (a)	981	9,035
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Integra LifeSciences Holdings Corp. (a)	1,076	$ 36,358
Intuitive Surgical, Inc. (a)	1,500	334,065
IRIS International, Inc. (a)	660	6,785
Kensey Nash Corp. (a)	585	15,274
Mako Surgical Corp. (a)	900	7,695
Masimo Corp. (a)	2,197	55,189
Medical Action Industries, Inc. (a)	690	8,646
Meridian Bioscience, Inc.	1,656	39,910
Merit Medical Systems, Inc. (a)	981	17,707
Micrus Endovascular Corp. (a)	546	6,246
Natus Medical, Inc. (a)	1,076	15,333
Neogen Corp. (a)	600	16,800
NeuroMetrix, Inc. (a)	586	1,067
NMT Medical, Inc. (a)	826	1,487
NUCRYST Pharmaceuticals Corp.	936	861
NuVasive, Inc. (a)	1,452	58,182
NxStage Medical, Inc. (a)	2,636	16,290
OraSure Technologies, Inc. (a)	1,785	4,712
Orthofix International NV (a)	851	23,292
Orthovita, Inc. (a)	3,111	13,128
Osteotech, Inc. (a)	876	3,784
Otix Global, Inc. (a)	666	606
Palomar Medical Technologies, Inc. (a)	771	10,701
Quidel Corp. (a)	1,116	17,231
Rochester Medical Corp. (a)	525	6,431
RTI Biologics, Inc. (a)	2,691	12,244
Shamir Optical Industry Ltd. (a)	586	4,026
Sirona Dental Systems, Inc. (a)	2,226	58,855
Somanetics Corp. (a)	525	6,867
SonoSite, Inc. (a)	735	17,103
Staar Surgical Co. (a)	1,050	3,098
Stereotaxis, Inc. (a)	1,696	5,970
SurModics, Inc. (a)	690	15,794
Syneron Medical Ltd. (a)	1,116	10,892
Synovis Life Technologies, Inc. (a)	480	7,550
The Spectranetics Corp. (a)	1,800	10,494
ThermoGenesis Corp. (a)	3,306	2,066
Thoratec Corp. (a)	2,250	59,040
TomoTherapy, Inc. (a)	1,860	6,231
Trinity Biotech PLC sponsored ADR (a)	516	1,749
Urologix, Inc. (a)	771	933
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Utah Medical Products, Inc.	200	$ 5,562
Vascular Solutions, Inc. (a)	1,201	9,080
Volcano Corp. (a)	2,036	29,115
Wright Medical Group, Inc. (a)	1,425	23,142
Young Innovations, Inc.	510	11,975
Zoll Medical Corp. (a)	1,031	18,537
		2,134,717
Health Care Providers & Services - 1.7%
Air Methods Corp. (a)	570	19,454
Allied Healthcare International, Inc. (a)	3,286	8,248
Allion Healthcare, Inc. (a)	1,695	11,950
Almost Family, Inc. (a)	321	8,850
Amedisys, Inc. (a)	1,026	45,698
America Service Group, Inc.	451	8,226
American Dental Partners, Inc. (a)	391	5,052
AmSurg Corp. (a)	1,320	26,796
Animal Health International, Inc. (a)	901	1,820
Bio-Reference Laboratories, Inc. (a)	566	18,814
BioScrip, Inc. (a)	1,566	9,208
CardioNet, Inc. (a)	861	6,199
Catalyst Health Solutions, Inc. (a)	1,716	49,009
Chindex International, Inc. (a)	606	8,205
Clarient, Inc. (a)	3,000	11,790
Corvel Corp. (a)	480	14,429
Cross Country Healthcare, Inc. (a)	1,056	9,726
Dialysis Corp. of America (a)	541	3,230
Express Scripts, Inc. (a)	10,726	774,632
Genoptix, Inc. (a)	666	19,108
Gentiva Health Services, Inc. (a)	1,096	24,167
Health Grades, Inc. (a)	1,516	6,883
Healthways, Inc. (a)	1,491	19,502
Henry Schein, Inc. (a)	3,576	189,456
HMS Holdings Corp. (a)	1,051	39,528
Hythiam, Inc. (a)	1,965	517
InVentiv Health, Inc. (a)	1,470	23,373
IPC The Hospitalist Co., Inc. (a)	634	18,728
LCA-Vision, Inc. (a)	900	4,878
LHC Group, Inc. (a)	780	19,071
LifePoint Hospitals, Inc. (a)	2,136	53,678
Lincare Holdings, Inc. (a)	2,700	71,253
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Magellan Health Services, Inc. (a)	1,490	$ 47,814
Medcath Corp. (a)	746	6,804
MWI Veterinary Supply, Inc. (a)	705	26,233
NightHawk Radiology Holdings, Inc. (a)	1,201	7,482
NovaMed Eyecare, Inc. (a)	961	4,065
Odyssey Healthcare, Inc. (a)	1,455	18,740
Patterson Companies, Inc. (a)	4,905	133,563
PDI, Inc. (a)	615	3,235
Providence Service Corp. (a)	810	9,202
PSS World Medical, Inc. (a)	2,361	48,259
Psychiatric Solutions, Inc. (a)	2,211	59,233
ResCare, Inc. (a)	1,365	19,806
Rural/Metro Corp. (a)	1,095	4,238
Sun Healthcare Group, Inc. (a)	1,851	15,252
The Ensign Group, Inc.	805	11,165
U.S. Physical Therapy, Inc. (a)	666	9,670
VCA Antech, Inc. (a)	3,291	81,452
Virtual Radiologic Corp. (a)	420	4,851
		2,042,542
Health Care Technology - 0.6%
Allscripts-Misys Healthcare Solutions, Inc.	5,801	86,145
AMICAS, Inc. (a)	2,601	9,234
athenahealth, Inc. (a)	1,331	53,546
Cerner Corp. (a)	3,246	200,311
Computer Programs & Systems, Inc.	431	16,680
Eclipsys Corp. (a)	2,061	34,542
HLTH Corp. (a)	3,991	57,909
MedAssets, Inc. (a)	2,346	52,386
Medidata Solutions, Inc.	1,100	17,446
MedQuist, Inc.	1,000	8,010
Merge Healthcare, Inc. (a)	1,606	5,139
Omnicell, Inc. (a)	1,401	15,383
Phase Forward, Inc. (a)	1,669	21,463
Quality Systems, Inc.	1,101	59,278
SXC Health Solutions Corp. (a)	1,028	42,037
Transcend Services, Inc. (a)	481	7,648
Vital Images, Inc. (a)	525	6,673
		693,830
Life Sciences Tools & Services - 1.0%
Accelrys, Inc. (a)	1,231	7,066
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Affymetrix, Inc. (a)	3,366	$ 25,986
Albany Molecular Research, Inc. (a)	1,371	11,050
AMAG Pharmaceuticals, Inc. (a)	736	30,205
Arrowhead Research Corp. (a)	2,070	958
Bruker BioSciences Corp. (a)	7,026	71,314
Caliper Life Sciences, Inc. (a)	1,785	3,267
Dionex Corp. (a)	776	46,669
eResearchTechnology, Inc. (a)	2,071	13,027
Exelixis, Inc. (a)	3,960	22,532
Harvard Bioscience, Inc. (a)	511	1,727
ICON PLC sponsored ADR	2,286	49,423
Illumina, Inc. (a)	4,806	169,508
Kendle International, Inc. (a)	671	8,817
Life Technologies Corp. (a)	6,863	305,609
Luminex Corp. (a)	1,730	26,434
Medtox Scientific, Inc. (a)	360	3,294
Nektar Therapeutics (a)	3,696	30,640
PAREXEL International Corp. (a)	2,136	27,405
Pharmaceutical Product Development, Inc.	4,465	89,791
QIAGEN NV (a)	7,716	158,564
Sequenom, Inc. (a)(c)	2,482	15,860
Techne Corp.	1,500	92,505
Varian, Inc. (a)	1,101	56,393
		1,268,044
Pharmaceuticals - 2.3%
Acura Pharmaceuticals, Inc. (a)(c)	1,613	9,307
Adolor Corp. (a)	1,695	2,780
Akorn, Inc. (a)	3,231	4,233
Alexza Pharmaceuticals, Inc. (a)	1,260	3,339
Angiotech Pharmaceuticals, Inc. (a)	3,411	5,827
Ardea Biosciences, Inc. (a)	692	12,276
Auxilium Pharmaceuticals, Inc. (a)	1,690	48,655
AVANIR Pharmaceuticals Class A (a)	2,197	4,218
Biodel, Inc. (a)	735	3,741
BioForm Medical, Inc. (a)	2,401	6,963
BioMimetic Therapeutics, Inc. (a)	1,109	13,053
BMP Sunstone Corp. (a)	1,726	6,904
Cadence Pharmaceuticals, Inc. (a)	1,886	20,576
Cardiome Pharma Corp. (a)	3,426	15,493
Columbia Laboratories, Inc. (a)	1,546	1,855
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Cumberland Pharmaceuticals, Inc.	690	$ 11,551
Cypress Bioscience, Inc. (a)	1,545	10,753
DepoMed, Inc. (a)	3,066	9,566
Discovery Laboratories, Inc. (a)	3,696	1,848
Durect Corp. (a)	3,921	9,567
Endo Pharmaceuticals Holdings, Inc. (a)	4,681	105,650
Eurand NV (a)	1,671	24,046
Flamel Technologies SA sponsored ADR (a)(c)	1,035	9,657
Hi-Tech Pharmacal Co., Inc. (a)	406	6,135
Hollis-Eden Pharmaceuticals, Inc. (a)	801	553
Impax Laboratories, Inc. (a)	1,624	12,326
Inspire Pharmaceuticals, Inc. (a)	2,521	15,050
Ista Pharmaceuticals, Inc. (a)	1,926	10,535
Jazz Pharmaceuticals, Inc. (a)	966	7,042
Labopharm, Inc. (a)	1,920	2,666
MAP Pharmaceuticals, Inc. (a)	696	6,153
Matrixx Initiatives, Inc. (a)	465	2,506
MDRNA, Inc. (a)	990	1,346
MiddleBrook Pharmaceuticals, Inc. (a)	6,441	7,278
Mylan, Inc. (a)	12,000	176,040
Novogen Ltd. sponsored ADR (a)	316	942
Obagi Medical Products, Inc. (a)	1,176	11,172
Optimer Pharmaceuticals, Inc. (a)	1,354	17,643
Pain Therapeutics, Inc. (a)	2,176	11,098
Penwest Pharmaceuticals Co. (a)	846	2,064
Perrigo Co.	3,756	110,877
Pozen, Inc. (a)	1,191	8,015
Questcor Pharmaceuticals, Inc. (a)	2,536	14,734
Salix Pharmaceuticals Ltd. (a)	2,026	25,345
Santarus, Inc. (a)	2,436	7,746
Sepracor, Inc. (a)	4,500	81,675
Shire PLC sponsored ADR	2,164	107,248
Somaxon Pharmaceuticals, Inc. (a)	766	1,877
Sucampo Pharmaceuticals, Inc. Class A (a)	751	4,213
SuperGen, Inc. (a)	1,906	5,356
Teva Pharmaceutical Industries Ltd. sponsored ADR	27,721	1,427,632
The Medicines Company (a)	1,941	14,790
ViroPharma, Inc. (a)	3,230	25,840
Vivus, Inc. (a)	3,201	19,814
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Warner Chilcott PLC (a)	9,886	$ 201,378
XenoPort, Inc. (a)	1,086	19,798
		2,708,745
TOTAL HEALTH CARE		17,904,030
INDUSTRIALS - 5.5%
Aerospace & Defense - 0.3%
AeroVironment, Inc. (a)	671	18,875
American Science & Engineering, Inc.	405	24,944
Applied Energetics, Inc. (a)	4,146	1,990
Applied Signal Technology, Inc.	651	16,581
Argon ST, Inc. (a)	791	15,804
Ascent Solar Technologies, Inc. (a)	1,291	7,255
Axsys Technologies, Inc. (a)	516	27,864
BE Aerospace, Inc. (a)	4,355	74,601
Ceradyne, Inc. (a)	1,041	19,488
Elbit Systems Ltd.	1,656	108,750
Herley Industries, Inc. (a)	765	9,341
Innovative Solutions & Support, Inc.	856	3,201
Kratos Defense & Security Solutions, Inc. (a)	3,225	2,483
Ladish Co., Inc. (a)	606	8,872
LMI Aerospace, Inc. (a)	461	4,246
Sypris Solutions, Inc.	981	1,854
Taser International, Inc. (a)	2,706	12,312
		358,461
Air Freight & Logistics - 0.7%
Air Transport Services Group, Inc. (a)	2,160	6,394
Atlas Air Worldwide Holdings, Inc. (a)	825	20,576
C.H. Robinson Worldwide, Inc.	6,645	373,848
Dynamex, Inc. (a)	546	8,960
Expeditors International of Washington, Inc.	8,225	268,629
Forward Air Corp.	1,200	27,696
Hub Group, Inc. Class A (a)	1,385	30,373
Pacer International, Inc.	1,536	6,359
Park-Ohio Holdings Corp. (a)	711	5,240
UTI Worldwide, Inc. (a)	3,996	51,349
		799,424
Airlines - 0.3%
Allegiant Travel Co. (a)	716	28,060
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Airlines - continued
Hawaiian Holdings, Inc. (a)	2,016	$ 14,757
JetBlue Airways Corp. (a)	10,146	58,948
Pinnacle Airlines Corp. (a)	1,261	8,512
Republic Airways Holdings, Inc. (a)	1,686	15,528
Ryanair Holdings PLC sponsored ADR (a)	4,504	123,365
SkyWest, Inc.	2,269	35,056
UAL Corp. (a)	5,695	35,480
		319,706
Building Products - 0.1%
AAON, Inc.	698	14,574
American Woodmark Corp.	641	12,871
Apogee Enterprises, Inc.	1,206	15,919
Builders FirstSource, Inc. (a)(c)	1,126	8,659
China Architectural Engineering, Inc. (a)	1,905	3,239
Gibraltar Industries, Inc.	1,131	13,617
Insteel Industries, Inc.	916	10,461
PGT, Inc. (a)	2,241	5,827
Universal Forest Products, Inc.	735	30,356
		115,523
Commercial Services & Supplies - 0.9%
American Ecology Corp.	836	15,282
APAC Customer Services, Inc. (a)	2,018	11,059
ATC Technology Corp. (a)	1,020	21,338
Casella Waste Systems, Inc. Class A (a)	1,146	3,071
CECO Environmental Corp. (a)	516	1,734
Cintas Corp.	6,063	166,369
Copart, Inc. (a)	3,301	116,657
Courier Corp.	435	7,004
Fuel Tech, Inc. (a)	971	9,924
G&K Services, Inc. Class A	701	16,474
GeoEye, Inc. (a)	686	17,370
Healthcare Services Group, Inc.	1,598	28,253
Herman Miller, Inc.	2,151	34,889
ICT Group, Inc. (a)	816	8,976
InnerWorkings, Inc. (a)	2,041	11,715
Interface, Inc. Class A	2,161	14,284
Intersections, Inc. (a)	661	2,822
Kimball International, Inc. Class B	1,425	9,063
McGrath RentCorp.	1,260	24,784
Mobile Mini, Inc. (a)	1,500	26,595
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Multi-Color Corp.	386	$ 5,385
PRG-Schultz International, Inc. (a)	1,731	8,949
Protection One, Inc. (a)	886	3,340
R.R. Donnelley & Sons Co.	8,100	144,504
RINO International Corp. (a)	1,100	14,025
Standard Parking Corp. (a)	945	16,207
Stericycle, Inc. (a)	3,375	167,130
Sykes Enterprises, Inc. (a)	1,431	30,037
Team, Inc. (a)	990	17,256
Tetra Tech, Inc. (a)	2,305	68,090
United Stationers, Inc. (a)	966	44,137
Waste Services, Inc. (a)	1,846	8,104
WCA Waste Corp. (a)	886	3,650
		1,078,477
Construction & Engineering - 0.2%
Foster Wheeler AG (a)	4,973	143,968
Great Lakes Dredge & Dock Corp.	1,716	11,223
Insituform Technologies, Inc. Class A (a)	1,523	29,165
Integrated Electrical Services, Inc. (a)	731	6,097
Layne Christensen Co. (a)	896	23,117
MYR Group, Inc. (a)	855	17,528
Northwest Pipe Co. (a)	495	16,449
Primoris Services Corp.	1,250	8,925
Sterling Construction Co., Inc. (a)	641	10,320
		266,792
Electrical Equipment - 0.9%
A-Power Energy Generation Systems, Ltd. (a)(c)	1,380	11,344
Active Power, Inc. (a)	4,641	3,388
Advanced Battery Technologies, Inc. (a)(c)	1,486	5,989
American Superconductor Corp. (a)	1,596	51,567
Broadwind Energy, Inc. (a)(c)	3,623	27,390
Canadian Solar, Inc. (a)(c)	1,506	22,198
Capstone Turbine Corp. (a)(c)	6,826	8,874
China BAK Battery, Inc. (a)	1,801	5,115
China Sunergy Co. Ltd. ADR (a)	1,320	5,636
Coleman Cable, Inc. (a)	616	2,754
Deswell Industries, Inc.	861	3,521
Encore Wire Corp.	1,031	24,414
Ener1, Inc. (a)	4,096	26,132
Energy Conversion Devices, Inc. (a)(c)	1,811	20,265
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Evergreen Solar, Inc. (a)(c)	6,713	$ 11,345
First Solar, Inc. (a)(c)	3,350	407,293
Franklin Electric Co., Inc.	921	29,021
FuelCell Energy, Inc. (a)	2,821	10,297
Fushi Copperweld, Inc. (a)	1,161	9,067
GT Solar International, Inc. (a)(c)	5,936	30,452
Harbin Electric, Inc. (a)	1,036	12,857
Hoku Scientific, Inc. (a)(c)	396	733
Hydrogenics Corp. (a)	6,466	3,298
II-VI, Inc. (a)	1,191	31,871
JA Solar Holdings Co. Ltd. ADR (a)(c)	4,791	17,056
Jinpan International Ltd.	346	8,667
LSI Industries, Inc.	696	5,150
Microvision, Inc. (a)	2,355	7,936
Ocean Power Technologies, Inc. (a)	585	2,486
Orion Energy Systems, Inc. (a)	825	2,582
Plug Power, Inc. (a)	5,056	3,539
Powell Industries, Inc. (a)	606	22,919
Power-One, Inc. (a)	3,681	4,785
Preformed Line Products Co.	176	6,600
Solarfun Power Holdings Co. Ltd. ADR (a)(c)	1,191	6,122
SunPower Corp.:
Class A (a)	2,097	53,159
Class B (a)	1,660	35,507
Ultralife Corp. (a)	901	5,433
Valence Technology, Inc. (a)(c)	4,926	7,389
Vicor Corp.	1,551	11,400
Woodward Governor Co.	2,676	56,169
		1,021,720
Industrial Conglomerates - 0.0%
Otter Tail Corp.	1,206	28,450
Raven Industries, Inc.	806	23,293
		51,743
Machinery - 1.0%
3D Systems Corp. (a)	996	8,147
Altra Holdings, Inc. (a)	1,161	11,146
American Railcar Industries, Inc.	750	7,493
Astec Industries, Inc. (a)	911	23,076
Bucyrus International, Inc. Class A	3,021	90,177
Chart Industries, Inc. (a)	1,266	23,624
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
China Fire & Security Group, Inc. (a)	1,005	$ 15,397
Columbus McKinnon Corp. (NY Shares) (a)	885	10,886
Commercial Vehicle Group, Inc. (a)	675	3,024
Dynamic Materials Corp.	450	7,286
Energy Recovery, Inc. (a)	1,776	9,342
Flanders Corp. (a)	1,290	6,450
Flow International Corp. (a)	2,325	4,976
Force Protection, Inc. (a)	2,703	14,326
FreightCar America, Inc.	461	8,796
Gencor Industries, Inc. (a)	346	2,533
Hardinge, Inc.	390	2,367
Hurco Companies, Inc. (a)	225	3,751
Joy Global, Inc.	4,236	164,569
K-Tron International, Inc. (a)	86	7,243
L.B. Foster Co. Class A (a)	576	17,176
Lincoln Electric Holdings, Inc.	1,716	78,112
Middleby Corp. (a)	831	39,215
NN, Inc.	1,041	3,519
Nordson Corp.	1,384	74,155
Omega Flex, Inc.	360	6,235
PACCAR, Inc.	14,156	512,023
Portec Rail Products, Inc.	856	7,952
RBC Bearings, Inc. (a)	990	21,780
Sun Hydraulics Corp.	701	12,919
Tecumseh Products Co.:
Class A (non-vtg.) (a)	801	7,249
Class B (a)	281	3,130
Twin Disc, Inc.	345	4,378
		1,212,452
Marine - 0.1%
American Commercial Lines, Inc. (a)	468	10,015
Aries Maritime Transport Ltd. (a)	1,005	633
DryShips, Inc.	2,749	16,054
Eagle Bulk Shipping, Inc.	1,776	8,933
Euroseas Ltd.	1,365	6,061
FreeSeas, Inc.	1,456	2,359
OceanFreight, Inc.	3,083	4,100
Paragon Shipping, Inc.	1,086	4,225
Star Bulk Carriers Corp.	2,781	9,594
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Marine - continued
TBS International Ltd. Class A (a)	645	$ 5,270
Ultrapetrol (Bahamas) Ltd. (a)	1,156	5,572
		72,816
Professional Services - 0.3%
51job, Inc. sponsored ADR (a)	801	10,229
Advisory Board Co. (a)	761	20,113
Barrett Business Services, Inc.	420	4,381
Comsys IT Partners, Inc. (a)	601	4,495
Corporate Executive Board Co.	1,506	36,219
CoStar Group, Inc. (a)	765	29,032
CRA International, Inc. (a)	480	13,406
Diamond Management & Technology Consultants, Inc.	1,800	11,268
Exponent, Inc. (a)	816	23,076
First Advantage Corp. Class A (a)	496	8,695
Heidrick & Struggles International, Inc.	756	15,891
Hudson Highland Group, Inc. (a)	976	3,670
Huron Consulting Group, Inc. (a)	836	15,734
ICF International, Inc. (a)	516	14,113
Kelly Services, Inc. Class A (non-vtg.)	1,566	17,978
Kforce, Inc. (a)	1,701	19,051
LECG Corp. (a)	1,701	5,715
Odyssey Marine Exploration, Inc. (a)	1,686	3,136
On Assignment, Inc. (a)	1,606	6,424
Resources Connection, Inc. (a)	1,691	26,058
School Specialty, Inc. (a)	750	17,093
Thomas Group (a)	1,081	919
VSE Corp.	201	6,896
		313,592
Road & Rail - 0.4%
AMERCO (a)	806	36,673
Arkansas Best Corp.	1,011	32,251
Celadon Group, Inc. (a)	691	6,765
Covenant Transport Group, Inc. Class A (a)	856	4,169
Frozen Food Express Industries, Inc.	1,725	6,227
Heartland Express, Inc.	3,816	54,035
J.B. Hunt Transport Services, Inc.	4,880	136,786
Landstar System, Inc.	2,061	71,867
Marten Transport Ltd. (a)	786	13,331
Old Dominion Freight Lines, Inc. (a)	1,596	57,105
P.A.M. Transportation Services, Inc. (a)	646	5,575
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
Patriot Transportation Holding, Inc. (a)	146	$ 11,243
Quality Distribution, Inc. (a)	1,935	7,353
Saia, Inc. (a)	381	6,744
Universal Truckload Services, Inc.	891	14,719
USA Truck, Inc. (a)	420	5,594
Vitran Corp., Inc. (a)	946	11,040
Werner Enterprises, Inc.	2,616	45,728
YRC Worldwide, Inc. (a)(c)	2,221	4,953
		532,158
Trading Companies & Distributors - 0.3%
Aceto Corp.	966	6,463
Beacon Roofing Supply, Inc. (a)	2,076	34,918
DXP Enterprises, Inc. (a)	391	4,149
Fastenal Co.	5,884	213,001
H&E Equipment Services, Inc. (a)	1,290	12,926
Houston Wire & Cable Co.	776	8,932
Kaman Corp.	1,038	21,518
Lawson Products, Inc.	600	10,848
Mitsui & Co. Ltd. sponsored ADR	15	3,872
Rush Enterprises, Inc.:
Class A (a)	362	5,072
Class B (a)	1,116	14,173
Titan Machinery, Inc. (a)	836	10,074
		345,946
Transportation Infrastructure - 0.0%
Grupo Aeroportuario Norte SAB de CV ADR	771	8,789
Quixote Corp. (a)	495	1,040
		9,829
TOTAL INDUSTRIALS		6,498,639
INFORMATION TECHNOLOGY - 52.8%
Communications Equipment - 10.0%
3Com Corp. (a)	15,066	65,537
Acme Packet, Inc. (a)	2,205	17,993
ADC Telecommunications, Inc. (a)	4,366	37,155
Adtran, Inc.	2,721	61,876
Airvana, Inc. (a)	2,235	14,505
Alvarion Ltd. (a)	2,981	11,596
Anaren, Inc. (a)	576	9,262
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Arris Group, Inc. (a)	4,626	$ 61,341
Aruba Networks, Inc. (a)	2,910	26,510
AudioCodes Ltd. (a)	1,980	3,861
Avocent Corp. (a)	1,851	30,208
Bel Fuse, Inc. Class B (non-vtg.)	371	6,270
BigBand Networks, Inc. (a)	2,131	8,290
Black Box Corp.	780	19,531
Blue Coat Systems, Inc. (a)	1,596	31,298
Brocade Communications Systems, Inc. (a)	14,500	104,835
Ceragon Networks Ltd. (a)	1,336	9,432
China TechFaith Wireless Communication Technology Ltd. sponsored ADR (a)	1,185	2,963
Ciena Corp. (a)	3,646	48,856
Cisco Systems, Inc. (a)	227,500	4,914,000
Cogo Group, Inc. (a)	1,545	8,343
Comtech Telecommunications Corp. (a)	1,006	34,224
DG FastChannel, Inc. (a)	636	11,028
Digi International, Inc. (a)	1,635	14,012
Ditech Networks, Inc. (a)	1,626	2,553
EchoStar Holding Corp. Class A (a)	1,821	33,780
EMCORE Corp. (a)	2,736	2,900
EMS Technologies, Inc. (a)	668	12,518
Endwave Corp. (a)	891	2,593
EXFO Electro-Optical Engineering, Inc. (sub. vtg.) (a)	324	974
Extreme Networks, Inc. (a)	5,361	13,027
F5 Networks, Inc. (a)	3,231	111,437
Finisar Corp. (a)	17,056	15,009
Gilat Satellite Networks Ltd. (a)	2,426	10,311
Globecomm Systems, Inc. (a)	721	5,458
Harmonic, Inc. (a)	4,396	29,014
Harris Stratex Networks, Inc. Class A (a)	1,156	7,005
Hughes Communications, Inc. (a)	1,098	28,559
Infinera Corp. (a)	3,871	27,097
InterDigital, Inc. (a)	1,730	36,261
Ituran Location & Control Ltd.	1,485	13,959
Ixia (a)	3,631	22,185
JDS Uniphase Corp. (a)	8,481	58,264
Juniper Networks, Inc. (a)	20,614	475,565
KVH Industries, Inc. (a)	511	3,863
Loral Space & Communications Ltd. (a)	750	15,480
NETGEAR, Inc. (a)	1,260	21,521
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Network Engines, Inc. (a)	1,815	$ 2,269
Occam Networks, Inc. (a)	1,380	4,899
Oclaro, Inc. (a)	7,437	5,987
Oplink Communications, Inc. (a)	1,131	15,698
Opnext, Inc. (a)	2,370	6,209
ORBCOMM, Inc. (a)	1,486	3,195
Orckit Communications Ltd. (a)	771	2,652
Palm, Inc. (a)(c)	5,555	74,048
Parkervision, Inc. (a)(c)	1,071	3,866
PC-Tel, Inc. (a)	1,116	6,584
Polycom, Inc. (a)	3,186	75,158
Powerwave Technologies, Inc. (a)	5,220	6,473
Qiao Xing Universal Telephone, Inc. (a)(c)	856	1,678
QUALCOMM, Inc.	65,373	3,034,615
RADWARE Ltd. (a)	930	10,286
Research In Motion Ltd. (a)	22,375	1,634,718
Riverbed Technology, Inc. (a)	2,745	52,924
SCM Microsystems, Inc. (a)	1,560	3,245
SeaChange International, Inc. (a)	1,311	11,720
ShoreTel, Inc. (a)	2,706	17,048
Sierra Wireless, Inc. (a)	996	8,280
Silicom Ltd. (a)	345	2,832
Sonus Networks, Inc. (a)	10,536	22,231
Starent Networks Corp. (a)	3,016	61,044
Sycamore Networks, Inc. (a)	11,691	35,541
Symmetricom, Inc. (a)	2,446	12,842
Tekelec (a)	2,626	40,887
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (c)	11,013	105,505
Tellabs, Inc. (a)	14,813	93,914
Telular Corp. (a)	915	2,974
Tollgrade Communications, Inc. (a)	711	3,974
UTStarcom, Inc. (a)	4,161	6,824
ViaSat, Inc. (a)	1,166	28,252
Westell Technologies, Inc. Class A (a)	2,250	2,498
		11,903,129
Computers & Peripherals - 7.3%
ActivIdentity Corp. (a)	2,190	5,497
Adaptec, Inc. (a)	5,505	16,185
Apple, Inc. (a)	35,225	5,925,197
Avid Technology, Inc. (a)	1,551	20,210
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Concurrent Computer Corp. (a)	360	$ 1,609
Cray, Inc. (a)	1,275	9,320
Dell, Inc. (a)	76,518	1,211,280
Dot Hill Systems Corp. (a)	3,411	4,605
Electronics for Imaging, Inc. (a)	2,601	27,675
Hutchinson Technology, Inc. (a)	1,056	6,283
iGO, Inc. (a)	1,366	1,120
Immersion Corp. (a)	1,335	5,073
Intevac, Inc. (a)	696	8,129
Isilon Systems, Inc. (a)	2,565	14,749
LaserCard Corp. (a)	421	3,802
Logitech International SA (a)(c)	7,101	129,806
NetApp, Inc. (a)	13,026	296,342
Novatel Wireless, Inc. (a)	1,425	13,751
Presstek, Inc. (a)	841	1,219
QLogic Corp. (a)	4,946	78,196
Rimage Corp. (a)	400	6,440
SanDisk Corp. (a)	8,706	154,096
Seagate Technology	19,191	265,795
Silicon Graphics International Corp. (a)	1,011	5,550
STEC, Inc. (a)	1,881	76,237
Stratasys, Inc. (a)	1,086	15,628
Sun Microsystems, Inc. (a)	29,057	269,649
Super Micro Computer, Inc. (a)	1,221	9,731
Synaptics, Inc. (a)(c)	1,350	34,803
Transact Technologies, Inc. (a)	585	3,177
Xyratex Ltd. (a)	1,176	7,738
		8,628,892
Electronic Equipment & Components - 1.2%
Acacia Research Corp. - Acacia Technologies (a)	1,035	9,294
Agilysys, Inc.	1,050	6,657
Brightpoint, Inc. (a)	3,126	22,945
CalAmp Corp. (a)	1,066	2,207
Cogent, Inc. (a)	3,600	37,800
Cognex Corp.	1,796	28,772
Coherent, Inc. (a)	975	21,801
Comverge, Inc. (a)	771	8,589
CPI International, Inc. (a)	885	8,301
Daktronics, Inc.	1,761	14,211
DTS, Inc. (a)	851	22,807
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Echelon Corp. (a)	1,830	$ 20,789
Electro Rent Corp.	1,080	11,005
Electro Scientific Industries, Inc. (a)	1,335	16,394
Entorian Technologies, Inc. (a)	1,980	693
FARO Technologies, Inc. (a)	690	11,737
Flextronics International Ltd. (a)	33,206	196,912
FLIR Systems, Inc. (a)	5,945	136,854
GSI Group, Inc. (a)	2,040	1,367
HLS Systems International Ltd. (a)	1,700	11,050
I. D. Systems Inc. (a)	601	2,055
ICx Technologies, Inc. (a)	1,080	5,130
Insight Enterprises, Inc. (a)	2,136	24,500
IPG Photonics Corp. (a)	1,566	18,980
Itron, Inc. (a)	1,550	84,925
Littelfuse, Inc. (a)	801	20,057
LoJack Corp. (a)	1,051	5,434
Magal Security Systems Ltd. (a)	1,506	6,114
Maxwell Technologies, Inc. (a)	855	11,568
Measurement Specialties, Inc. (a)	521	5,512
Mercury Computer Systems, Inc. (a)	951	9,054
Merix Corp. (a)	876	1,734
Molex, Inc.	3,921	71,401
Molex, Inc. Class A (non-vtg.)	3,066	51,601
MTS Systems Corp.	776	20,595
Multi-Fineline Electronix, Inc. (a)	1,116	30,846
National Instruments Corp.	3,051	78,197
Newport Corp. (a)	1,221	8,657
NU Horizons Electronics Corp. (a)	1,611	6,186
Orbotech Ltd. (a)	1,410	12,958
OSI Systems, Inc. (a)	716	12,079
PC Connection, Inc. (a)	691	3,835
PC Mall, Inc. (a)	556	4,231
Planar Systems, Inc. (a)	630	1,789
Plexus Corp. (a)	1,731	43,587
RadiSys Corp. (a)	936	6,833
Richardson Electronics Ltd.	1,201	4,864
Rofin-Sinar Technologies, Inc. (a)	1,121	25,492
Sanmina-SCI Corp. (a)	3,546	22,411
ScanSource, Inc. (a)	1,206	33,756
SMART Modular Technologies (WWH), Inc. (a)	2,116	8,104
Spectrum Control, Inc. (a)	396	3,635
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Tech Data Corp. (a)	2,021	$ 77,000
Trimble Navigation Ltd. (a)	4,522	115,130
TTM Technologies, Inc. (a)	1,746	17,670
Universal Display Corp. (a)	1,500	16,350
X-Rite, Inc. (a)	1,201	2,426
Zygo Corp. (a)	1,006	6,750
		1,471,631
Internet Software & Services - 7.2%
Akamai Technologies, Inc. (a)	6,711	118,382
Art Technology Group, Inc. (a)	5,031	20,325
Autobytel, Inc. (a)	1,756	1,071
Baidu.com, Inc. sponsored ADR (a)	1,035	341,612
Bankrate, Inc. (a)	686	19,544
China Finance Online Co. Ltd. ADR (a)	606	5,799
comScore, Inc. (a)	1,086	15,106
Constant Contact, Inc. (a)	1,125	23,434
CryptoLogic Ltd.	480	3,370
DealerTrack Holdings, Inc. (a)	1,896	38,261
Digital River, Inc. (a)	1,521	53,722
DivX, Inc. (a)	1,152	6,013
EarthLink, Inc.	4,455	37,066
eBay, Inc. (a)	50,888	1,126,660
Equinix, Inc. (a)	1,530	128,918
GigaMedia Ltd. (a)	2,131	10,058
Google, Inc. Class A (a)	9,515	4,392,790
GSI Commerce, Inc. (a)	1,836	31,836
HSW International, Inc. (a)	1,770	496
Hurray! Holding Co. Ltd. ADR (a)	1,681	5,951
IAC/InterActiveCorp (a)	4,727	87,544
InfoSpace, Inc. (a)	1,401	11,348
Internap Network Services Corp. (a)	1,785	5,391
Internet Brands, Inc. Class A (a)	1,440	10,498
Internet Capital Group, Inc. (a)	1,455	9,661
Internet Gold Golden Lines Ltd. (a)	1,320	12,038
Internet Initiative Japan, Inc. sponsored ADR	711	4,124
iPass, Inc.	2,406	3,513
j2 Global Communications, Inc. (a)	1,656	35,389
Keynote Systems, Inc. (a)	675	6,791
Limelight Networks, Inc. (a)	4,833	16,142
Liquidity Services, Inc. (a)	1,191	12,970
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
LivePerson, Inc. (a)	2,295	$ 9,455
LogMeIn, Inc.	845	13,774
LoopNet, Inc. (a)	1,320	10,547
Marchex, Inc. Class B	1,791	7,665
Mercadolibre, Inc. (a)	1,716	54,003
ModusLink Global Solutions, Inc. (a)	2,296	16,485
Move, Inc. (a)	6,181	17,863
NetEase.com, Inc. sponsored ADR (a)	2,946	123,703
NIC, Inc.	2,461	18,876
Omniture, Inc. (a)	2,721	38,938
Open Text Corp. (a)	2,210	77,853
OpenTable, Inc.	864	23,872
Openwave Systems, Inc. (a)	3,561	9,864
Perficient, Inc. (a)	1,516	11,764
RADVision Ltd. (a)	1,350	12,218
RealNetworks, Inc. (a)	5,541	19,615
Saba Software, Inc. (a)	1,606	5,476
SAVVIS, Inc.	2,286	38,771
Selectica, Inc. (a)	6,857	2,606
Sify Technologies Ltd. sponsored ADR (a)	1,441	2,925
Sina Corp. (a)	2,211	66,330
SkillSoft PLC sponsored ADR (a)	4,366	37,373
Sohu.com, Inc. (a)	1,500	91,650
Support.com, Inc. (a)	2,745	6,451
Switch & Data Facilities Co., Inc. (a)	1,281	17,409
TechTarget, Inc. (a)	1,500	9,630
Terremark Worldwide, Inc. (a)	2,116	11,151
The Knot, Inc. (a)	1,311	13,241
TheStreet.com, Inc.	1,096	2,795
Travelzoo, Inc. (a)	751	9,080
United Online, Inc.	3,243	22,701
ValueClick, Inc. (a)	3,750	38,438
VeriSign, Inc. (a)	7,731	163,820
VistaPrint Ltd. (a)	1,701	70,489
Vocus, Inc. (a)	636	10,723
Web.com, Inc. (a)	1,320	7,207
WebMD Health Corp. Class A (a)	360	11,840
WebMediaBrands, Inc. (a)	1,696	1,119
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Yahoo!, Inc. (a)	54,692	$ 799,050
Zix Corp. (a)(c)	4,116	7,491
		8,510,084
IT Services - 2.2%
Acxiom Corp.	3,216	29,330
Automatic Data Processing, Inc.	20,000	767,000
Cass Information Systems, Inc.	385	12,020
Cognizant Technology Solutions Corp. Class A (a)	11,242	392,121
CSG Systems International, Inc. (a)	1,356	20,435
CyberSource Corp. (a)	2,537	38,943
Edgewater Technology, Inc. (a)	876	2,777
Euronet Worldwide, Inc. (a)	1,986	46,909
ExlService Holdings, Inc. (a)	1,236	14,832
Fiserv, Inc. (a)	6,183	298,330
Forrester Research, Inc. (a)	975	22,952
Hackett Group, Inc. (a)	1,695	4,441
iGate Corp.	2,041	13,593
infoGROUP, Inc. (a)	2,701	16,665
Information Services Group, Inc. (a)	1,246	4,959
Infosys Technologies Ltd. sponsored ADR	4,286	185,284
Integral Systems, Inc. (a)	666	4,176
Lionbridge Technologies, Inc. (a)	2,146	5,773
ManTech International Corp. Class A (a)	800	42,272
NCI, Inc. Class A (a)	288	8,453
Ness Technologies, Inc. (a)	1,176	7,103
Online Resources Corp. (a)	976	5,339
Paychex, Inc.	14,192	401,492
PFSweb, Inc. (a)	151	246
Rainmaker Systems, Inc. (a)	2,401	3,337
RightNow Technologies, Inc. (a)	1,431	18,002
Sapient Corp. (a)	4,614	33,821
Syntel, Inc.	1,611	64,553
Teletech Holdings, Inc. (a)	2,691	45,908
Telvent GIT SA	1,232	33,264
Virtusa Corp. (a)	1,000	10,060
Yucheng Technologies Ltd. (a)	496	3,566
		2,557,956
Office Electronics - 0.0%
Zebra Technologies Corp. Class A (a)	2,460	61,475
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 8.9%
Actel Corp. (a)	996	$ 10,836
Advanced Analogic Technologies, Inc. (a)	1,695	7,644
Advanced Energy Industries, Inc. (a)	1,500	15,690
Altera Corp.	11,390	218,802
Amkor Technology, Inc. (a)	7,661	42,442
ANADIGICS, Inc. (a)	3,015	11,608
Applied Materials, Inc.	52,846	696,510
Applied Micro Circuits Corp. (a)	3,186	25,297
ARM Holdings PLC sponsored ADR	2,070	13,145
ASM International NV (NASDAQ) (a)	345	6,317
ASML Holding NV (NY Shares) (c)	5,361	147,267
Atheros Communications, Inc. (a)	2,376	65,673
Atmel Corp. (a)	17,856	73,745
ATMI, Inc. (a)	1,320	22,427
AuthenTec, Inc. (a)	1,051	2,995
Avago Technologies Ltd.	9,352	170,206
Axcelis Technologies, Inc. (a)	4,561	3,380
AXT, Inc. (a)	2,656	4,648
Broadcom Corp. Class A (a)	16,804	478,074
Brooks Automation, Inc. (a)	3,006	19,539
Cabot Microelectronics Corp. (a)	981	33,894
California Micro Devices Corp. (a)	1,456	4,208
Camtek Ltd. (a)	1,486	1,456
Cavium Networks, Inc. (a)	1,530	31,074
Ceva, Inc. (a)	1,050	9,146
ChipMOS TECHNOLOGIES (Bermuda) Ltd. (a)	3,306	2,513
Cirrus Logic, Inc. (a)	2,976	14,761
Cohu, Inc.	885	10,505
Conexant Systems, Inc. (a)	1,845	5,037
Cree, Inc. (a)	3,396	125,109
Cymer, Inc. (a)	1,206	42,427
Diodes, Inc. (a)	1,626	32,959
DSP Group, Inc. (a)	1,305	10,310
Entegris, Inc. (a)	5,220	20,880
Entropic Communications, Inc. (a)	2,430	7,436
Exar Corp. (a)	1,755	13,180
Ezchip Semiconductor Ltd. (a)(c)	1,020	12,087
FEI Co. (a)	1,455	34,425
FormFactor, Inc. (a)	1,856	40,721
Himax Technologies, Inc. sponsored ADR	3,511	12,253
Hittite Microwave Corp. (a)	1,341	46,157
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Ikanos Communications, Inc. (a)	1,860	$ 3,181
Integrated Device Technology, Inc. (a)	7,126	48,671
Integrated Silicon Solution, Inc. (a)	1,011	3,670
Intel Corp.	220,400	4,478,528
Intersil Corp. Class A	4,941	73,127
IXYS Corp.	1,626	11,057
KLA-Tencor Corp.	6,470	201,864
Kopin Corp. (a)	3,306	12,728
Kulicke & Soffa Industries, Inc. (a)	2,871	15,101
Lam Research Corp. (a)	4,866	149,386
Lattice Semiconductor Corp. (a)	4,891	12,032
Leadis Technology, Inc. (a)	1,050	840
Linear Technology Corp.	8,541	226,934
LTX-Credence Corp. (a)	4,861	4,861
Marvell Technology Group Ltd. (a)	24,000	366,000
Mattson Technology, Inc. (a)	2,176	3,590
Maxim Integrated Products, Inc.	12,216	229,416
Mellanox Technologies Ltd. (a)	1,695	23,137
Micrel, Inc.	3,171	24,639
Microchip Technology, Inc.	7,211	191,452
Microsemi Corp. (a)	3,096	43,685
Microtune, Inc. (a)	3,141	6,219
Mindspeed Technologies, Inc. (a)	766	1,724
MIPS Technologies, Inc. (a)	1,995	7,002
MKS Instruments, Inc. (a)	1,961	36,141
Monolithic Power Systems, Inc. (a)	1,386	31,227
MoSys, Inc. (a)	1,530	3,794
Nanometrics, Inc. (a)	1,006	6,459
Netlogic Microsystems, Inc. (a)	771	33,855
Novellus Systems, Inc. (a)	3,996	76,563
NVE Corp. (a)	210	11,172
NVIDIA Corp. (a)	21,135	306,880
O2Micro International Ltd. sponsored ADR (a)	1,626	8,390
Omnivision Technologies, Inc. (a)	2,101	30,738
ON Semiconductor Corp. (a)	16,281	131,388
PDF Solutions, Inc. (a)	1,350	3,632
Pericom Semiconductor Corp. (a)	1,356	11,675
Photronics, Inc. (a)	1,426	6,503
Pixelworks, Inc. (a)	616	2,125
PLX Technology, Inc. (a)	2,101	7,206
PMC-Sierra, Inc. (a)	8,936	81,139
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Power Integrations, Inc.	1,000	$ 32,750
Rambus, Inc. (a)	3,960	75,636
Ramtron International Corp. (a)	3,030	5,000
RF Micro Devices, Inc. (a)	11,151	52,410
Rubicon Technology, Inc. (a)	751	9,192
Rudolph Technologies, Inc. (a)	1,086	6,972
Semitool, Inc. (a)	1,731	11,373
Semtech Corp. (a)	2,601	47,520
Sigma Designs, Inc. (a)	1,146	16,193
Silicon Image, Inc. (a)	3,261	9,913
Silicon Laboratories, Inc. (a)	1,811	81,567
Silicon Motion Technology Corp. sponsored ADR (a)	1,231	4,309
Silicon Storage Technology, Inc. (a)	4,206	7,697
Siliconware Precision Industries Co. Ltd. sponsored ADR	4,056	25,553
Skyworks Solutions, Inc. (a)	6,621	77,135
Standard Microsystems Corp. (a)	956	22,256
Supertex, Inc. (a)	705	18,217
Techwell, Inc. (a)	906	8,118
Tessera Technologies, Inc. (a)	1,821	45,762
Transwitch Corp. (a)	6,435	3,810
Trident Microsystems, Inc. (a)	2,220	5,350
TriQuint Semiconductor, Inc. (a)	5,941	43,488
Ultra Clean Holdings, Inc. (a)	1,066	3,710
Ultratech, Inc. (a)	750	8,123
Varian Semiconductor Equipment Associates, Inc. (a)	2,991	91,435
Veeco Instruments, Inc. (a)	1,335	28,676
Verigy Ltd. (a)	2,511	26,843
Vimicro International Corp. sponsored ADR (a)	571	1,821
Virage Logic Corp. (a)	1,306	6,269
Volterra Semiconductor Corp. (a)	1,266	22,421
White Electronic Designs Corp. (a)	1,245	5,154
Xilinx, Inc.	10,715	238,302
Zilog, Inc. (a)	2,536	6,644
Zoran Corp. (a)	1,861	20,564
		10,544,697
Software - 16.0%
Access Integrated Technologies, Inc. Class A (a)	1,095	1,073
ACI Worldwide, Inc. (a)	1,546	20,964
Activision Blizzard, Inc. (a)	50,800	589,788
Actuate Corp. (a)	651	3,659
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Adobe Systems, Inc. (a)	20,700	$ 650,394
Advent Software, Inc. (a)	1,011	39,116
Allot Communications Ltd. (a)	945	3,582
American Software, Inc. Class A	846	5,330
ANSYS, Inc. (a)	3,591	126,188
ArcSight, Inc. (a)	1,268	24,536
Ariba, Inc. (a)	3,406	39,033
AsiaInfo Holdings, Inc. (a)	1,686	29,033
Authentidate Holding Corp. (a)	2,406	2,839
Autodesk, Inc. (a)	8,916	208,902
Blackbaud, Inc.	1,626	31,317
Blackboard, Inc. (a)	1,342	46,178
BluePhoenix Solutions Ltd. (a)	1,260	4,133
Bottomline Technologies, Inc. (a)	1,041	12,596
CA, Inc.	20,356	453,735
Cadence Design Systems, Inc. (a)	10,371	65,026
Callidus Software, Inc. (a)	2,656	7,251
CDC Corp. Class A (a)	4,236	9,955
Changyou.com Ltd. (A Shares) ADR	300	11,328
Check Point Software Technologies Ltd. (a)	8,451	235,529
Chordiant Software, Inc. (a)	1,426	5,576
Citrix Systems, Inc. (a)	7,136	254,612
CommVault Systems, Inc. (a)	1,596	29,191
Compuware Corp. (a)	9,310	67,125
Concur Technologies, Inc. (a)	1,890	66,830
Convera Corp. Class A (a)	2,706	595
Corel Corp. (a)	816	2,154
Deltek, Inc. (a)	2,316	16,652
DemandTec, Inc. (a)	1,131	9,580
Descartes Systems Group, Inc. (a)	2,985	13,362
Digimarc Corp. (a)	183	2,472
Double-Take Software, Inc. (a)	1,444	12,678
ebix.com, Inc. (a)	394	19,448
Electronic Arts, Inc. (a)	12,766	232,597
Epicor Software Corp. (a)	2,580	16,254
EPIQ Systems, Inc. (a)	1,500	22,485
Evolving Systems, Inc. (a)	490	2,832
FalconStor Software, Inc. (a)	2,536	12,832
Fundtech Ltd. (a)	750	6,930
Glu Mobile, Inc. (a)	2,416	3,237
Guidance Software, Inc. (a)	841	3,599
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
i2 Technologies, Inc. (a)	870	$ 13,050
Informatica Corp. (a)	3,711	66,538
Interactive Intelligence, Inc. (a)	1,041	17,926
Intuit, Inc. (a)	12,576	349,236
Jack Henry & Associates, Inc.	3,531	82,308
JDA Software Group, Inc. (a)	1,335	25,819
Kenexa Corp. (a)	971	11,904
KongZhong Corp. sponsored ADR (a)	1,426	16,399
Lawson Software, Inc. (a)	5,978	36,824
Magic Software Enterprises Ltd. (a)	2,736	4,460
Magma Design Automation, Inc. (a)	1,411	2,018
Majesco Entertainment Co. (a)	2,000	3,260
Manhattan Associates, Inc. (a)	922	16,439
Mentor Graphics Corp. (a)	3,651	32,238
MICROS Systems, Inc. (a)	3,056	85,171
Microsoft Corp.	351,214	8,657,392
MicroStrategy, Inc. Class A (a)	375	23,156
Monotype Imaging Holdings, Inc. (a)	1,551	12,703
MSC.Software Corp. (a)	2,076	15,736
Net 1 UEPS Technologies, Inc. (a)	2,433	46,446
NetScout Systems, Inc. (a)	1,866	21,384
Nice Systems Ltd. sponsored ADR (a)	1,581	44,300
Novell, Inc. (a)	13,881	60,382
Nuance Communications, Inc. (a)	10,395	128,170
OpenTV Corp. Class A (a)	5,911	7,566
Opnet Technologies, Inc.	1,026	9,706
Oracle Corp.	196,900	4,306,203
Parametric Technology Corp. (a)	4,410	58,653
Pegasystems, Inc.	1,185	36,297
Perfect World Co. Ltd. sponsored ADR Class B (a)	1,575	60,086
Pervasive Software, Inc. (a)	1,606	7,709
Phoenix Technologies Ltd. (a)	1,200	4,356
Plato Learning, Inc. (a)	1,546	6,818
Progress Software Corp. (a)	1,686	37,564
QAD, Inc.	1,651	6,736
Quest Software, Inc. (a)	3,906	64,410
Radiant Systems, Inc. (a)	1,320	14,150
Renaissance Learning, Inc.	1,200	11,892
Retalix Ltd. (a)	786	7,522
Rovi Corp. (a)	3,971	120,877
S1 Corp. (a)	2,685	16,889
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Salary.com, Inc. (a)	960	$ 2,736
Shanda Interactive Entertainment Ltd. sponsored ADR (a)(c)	1,244	60,906
Smith Micro Software, Inc. (a)	1,336	15,431
Sonic Foundry, Inc. (a)	3,291	1,975
Sonic Solutions, Inc. (a)	975	5,177
SonicWALL, Inc. (a)	2,610	19,549
Sourcefire, Inc. (a)	936	17,784
SourceForge, Inc. (a)	3,225	4,257
SPSS, Inc. (a)	821	40,886
SuccessFactors, Inc. (a)	2,016	23,930
Symantec Corp. (a)	32,602	492,942
Symyx Technologies, Inc. (a)	1,380	8,528
Synchronoss Technologies, Inc. (a)	1,251	13,298
Synopsys, Inc. (a)	5,496	116,680
Take-Two Interactive Software, Inc.	2,856	29,988
Taleo Corp. Class A (a)	1,321	23,897
TeleCommunication Systems, Inc. Class A (a)	1,500	11,310
The9 Ltd. sponsored ADR	786	5,895
THQ, Inc. (a)	2,281	12,568
TIBCO Software, Inc. (a)	6,531	57,930
TiVo, Inc. (a)	4,101	40,231
Ultimate Software Group, Inc. (a)	975	25,711
Unica Corp. (a)	990	7,069
Vasco Data Security International, Inc. (a)	1,515	13,120
Veraz Networks, Inc. (a)	5,406	3,838
Versant Corp. (a)	315	4,791
Websense, Inc. (a)	1,626	24,650
		19,058,296
TOTAL INFORMATION TECHNOLOGY		62,736,160
MATERIALS - 1.1%
Chemicals - 0.4%
A. Schulman, Inc.	1,024	20,572
Altair Nanotechnologies, Inc. (a)(c)	5,341	4,914
American Pacific Corp. (a)	525	4,289
Balchem Corp.	561	13,969
GenTek, Inc. (a)	630	17,281
Hawkins, Inc.	555	11,794
ICO, Inc. (a)	1,516	6,216
Innophos Holdings, Inc.	1,061	20,254
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Innospec, Inc.	1,020	$ 13,954
KMG Chemicals, Inc.	511	5,038
Landec Corp. (a)	1,071	6,544
Methanex Corp.	3,696	66,181
Penford Corp.	476	3,065
Senomyx, Inc. (a)	1,501	5,794
ShengdaTech, Inc. (a)(c)	2,025	11,968
Sigma Aldrich Corp.	4,923	250,088
Zoltek Companies, Inc. (a)	1,281	11,939
		473,860
Construction Materials - 0.0%
U.S. Concrete, Inc. (a)	1,396	2,164
United States Lime & Minerals, Inc. (a)	345	12,862
		15,026
Containers & Packaging - 0.1%
AEP Industries, Inc. (a)	420	16,090
Silgan Holdings, Inc.	1,536	74,680
		90,770
Metals & Mining - 0.6%
Century Aluminum Co. (a)	2,804	28,685
China Natural Resources, Inc. (a)(c)	816	8,478
China Precision Steel, Inc. (a)(c)	3,915	9,827
DRDGOLD Ltd. sponsored ADR	970	6,809
Globe Specialty Metals, Inc.	2,759	22,596
Haynes International, Inc. (a)	435	11,793
Horsehead Holding Corp. (a)	1,261	14,123
Kaiser Aluminum Corp.	821	26,543
Lihir Gold Ltd. sponsored ADR (a)	1,170	27,050
Olympic Steel, Inc.	480	12,926
Pan American Silver Corp. (a)	3,186	61,936
Randgold Resources Ltd. sponsored ADR	2,485	146,143
Royal Gold, Inc.	1,606	63,726
Schnitzer Steel Industries, Inc. Class A	866	46,773
Silver Standard Resources, Inc. (a)	2,540	46,203
Steel Dynamics, Inc.	8,445	139,765
Universal Stainless & Alloy Products, Inc. (a)	176	3,152
		676,528
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI) (a)	2,491	$ 7,299
TOTAL MATERIALS		1,263,483
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.4%
012 Smile.Communications Ltd. (a)	561	5,963
8X8, Inc. (a)	6,001	5,521
Alaska Communication Systems Group, Inc.	1,641	13,079
Arbinet-thexchange, Inc. (a)	945	2,296
Atlantic Tele-Network, Inc.	551	26,338
Cbeyond, Inc. (a)	1,101	15,810
Clearwire Corp. Class A (a)	7,534	57,710
Cogent Communications Group, Inc. (a)	1,770	17,081
Consolidated Communications Holdings, Inc.	1,035	14,594
D&E Communications, Inc.	1,246	12,996
General Communications, Inc. Class A (a)	2,256	15,048
Global Crossing Ltd. (a)	2,036	22,885
HickoryTech Corp.	570	4,959
iBasis, Inc. (a)	2,325	5,231
Level 3 Communications, Inc. (a)(c)	60,936	73,123
Neutral Tandem, Inc. (a)	1,146	28,661
PAETEC Holding Corp. (a)	5,541	15,515
SureWest Communications (a)	705	8,932
Telefonos de Mexico SA de CV Series A sponsored ADR	176	3,268
tw telecom, inc. (a)	6,231	71,345
Warwick Valley Telephone Co.	571	6,715
		427,070
Wireless Telecommunication Services - 0.6%
America Movil SAB de CV Series A sponsored ADR	296	13,246
Centennial Communications Corp. Class A (a)	4,011	30,363
FiberTower Corp. (a)	6,346	4,125
ICO Global Communications Holdings Ltd. Class A (a)	5,376	3,763
IPCS, Inc. (a)	566	8,937
Leap Wireless International, Inc. (a)	2,826	46,601
Millicom International Cellular SA (a)	4,281	302,067
NII Holdings, Inc. (a)	6,626	157,102
NTELOS Holdings Corp.	1,811	29,356
Partner Communications Co. Ltd. ADR	576	11,065
SBA Communications Corp. Class A (a)	4,672	112,642
Shenandoah Telecommunications Co.	891	15,370
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Terrestar Corp. (a)	8,898	$ 11,034
USA Mobility, Inc.	1,341	17,071
		762,742
TOTAL TELECOMMUNICATION SERVICES		1,189,812
UTILITIES - 0.1%
Electric Utilities - 0.0%
EnerNOC, Inc. (a)	886	23,869
MGE Energy, Inc.	911	32,277
		56,146
Independent Power Producers & Energy Traders - 0.0%
Synthesis Energy Systems, Inc. (a)	2,880	3,226
Water Utilities - 0.1%
Artesian Resources Corp. Class A	656	11,598
Cadiz, Inc. (a)	566	6,860
Connecticut Water Service, Inc.	465	10,295
Consolidated Water Co., Inc.	705	12,972
Middlesex Water Co.	510	7,762
Southwest Water Co.	1,581	7,115
York Water Co.	426	6,829
		63,431
TOTAL UTILITIES		122,803
TOTAL COMMON STOCKS (Cost $118,769,472)		118,818,877
Money Market Funds - 2.0%

Fidelity Securities Lending Cash Central Fund, 0.23% (b)(d) (Cost $2,374,008)	2,374,008	2,374,008
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $121,143,480)		121,192,885
NET OTHER ASSETS - (2.0)%		(2,328,475)
NET ASSETS - 100%		$ 118,864,410
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 349
Fidelity Securities Lending Cash Central Fund	56,675
Total	$ 57,024
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At August 31, 2009, the aggregate cost of investment securities for income tax purposes was $121,293,465. Net unrealized depreciation aggregated $100,580, of which $14,715,001 related to appreciated investment securities and $14,815,581 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Series 100 Index Fund

August 31, 2009

1.855575.102

HUN-QTLY-1009

Investments August 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
CONSUMER DISCRETIONARY - 6.4%
Automobiles - 0.4%
Ford Motor Co. (a)	2,999,446	$ 22,795,790
Hotels, Restaurants & Leisure - 1.1%
McDonald's Corp.	1,028,236	57,827,993
Internet & Catalog Retail - 0.4%
Amazon.com, Inc. (a)	300,327	24,383,549
Media - 2.2%
Comcast Corp. Class A	2,687,339	41,170,033
The Walt Disney Co.	1,730,516	45,062,637
Time Warner, Inc.	1,115,108	31,122,664
		117,355,334
Multiline Retail - 0.6%
Target Corp.	701,134	32,953,298
Specialty Retail - 1.3%
Home Depot, Inc.	1,580,951	43,144,153
Lowe's Companies, Inc.	1,376,137	29,586,946
		72,731,099
Textiles, Apparel & Luxury Goods - 0.4%
NIKE, Inc. Class B	361,134	20,003,212
TOTAL CONSUMER DISCRETIONARY		348,050,275
CONSUMER STAPLES - 13.8%
Beverages - 3.2%
PepsiCo, Inc.	1,450,949	82,225,280
The Coca-Cola Co.	1,855,541	90,494,735
		172,720,015
Food & Staples Retailing - 3.8%
Costco Wholesale Corp.	404,518	20,622,328
CVS Caremark Corp.	1,356,897	50,910,775
Wal-Mart Stores, Inc.	2,079,894	105,804,208
Walgreen Co.	924,285	31,314,776
		208,652,087
Food Products - 1.1%
Campbell Soup Co.	186,105	5,836,253
H.J. Heinz Co.	293,239	11,289,702
Kraft Foods, Inc. Class A	1,372,613	38,913,579
Sara Lee Corp.	648,335	6,282,366
		62,321,900
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 3.3%
Colgate-Palmolive Co.	465,599	$ 33,849,047
Procter & Gamble Co.	2,716,538	146,991,871
		180,840,918
Personal Products - 0.2%
Avon Products, Inc.	397,881	12,680,467
Tobacco - 2.2%
Altria Group, Inc.	1,927,069	35,226,821
Philip Morris International, Inc.	1,828,212	83,567,571
		118,794,392
TOTAL CONSUMER STAPLES		756,009,779
ENERGY - 12.9%
Energy Equipment & Services - 2.0%
Baker Hughes, Inc.	288,737	9,946,990
Halliburton Co.	836,120	19,824,405
National Oilwell Varco, Inc. (a)	389,721	14,166,358
Schlumberger Ltd.	1,115,065	62,666,653
		106,604,406
Oil, Gas & Consumable Fuels - 10.9%
Chevron Corp.	1,868,378	130,674,357
ConocoPhillips	1,380,826	62,178,595
Devon Energy Corp.	413,721	25,394,195
Exxon Mobil Corp.	4,547,945	314,490,394
Occidental Petroleum Corp.	755,466	55,224,565
Williams Companies, Inc.	540,657	8,888,401
		596,850,507
TOTAL ENERGY		703,454,913
FINANCIALS - 14.1%
Capital Markets - 2.7%
Bank of New York Mellon Corp.	1,114,174	32,990,692
Goldman Sachs Group, Inc.	469,194	77,632,839
Morgan Stanley	1,259,785	36,483,374
		147,106,905
Commercial Banks - 3.0%
Regions Financial Corp.	1,076,502	6,308,302
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
U.S. Bancorp, Delaware	1,768,736	$ 40,008,808
Wells Fargo & Co.	4,339,457	119,421,857
		165,738,967
Consumer Finance - 1.0%
American Express Co.	1,106,693	37,428,357
Capital One Financial Corp.	421,135	15,704,124
		53,132,481
Diversified Financial Services - 6.6%
Bank of America Corp.	8,052,943	141,651,267
Citigroup, Inc.	10,574,719	52,873,595
JPMorgan Chase & Co.	3,635,926	158,017,344
NYSE Euronext	242,323	6,867,434
		359,409,640
Insurance - 0.8%
Allstate Corp.	499,897	14,691,973
MetLife, Inc.	762,861	28,805,631
		43,497,604
TOTAL FINANCIALS		768,885,597
HEALTH CARE - 13.4%
Biotechnology - 1.7%
Amgen, Inc. (a)	943,543	56,367,259
Gilead Sciences, Inc. (a)	844,772	38,065,426
		94,432,685
Health Care Equipment & Supplies - 1.3%
Baxter International, Inc.	563,890	32,096,619
Medtronic, Inc.	1,042,199	39,916,222
		72,012,841
Health Care Providers & Services - 0.6%
UnitedHealth Group, Inc.	1,108,639	31,041,892
Pharmaceuticals - 9.8%
Abbott Laboratories	1,440,385	65,148,614
Bristol-Myers Squibb Co.	1,846,207	40,856,561
Johnson & Johnson	2,568,219	155,223,156
Merck & Co., Inc.	1,965,305	63,734,841
Pfizer, Inc.	6,289,195	105,029,557
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Schering-Plough Corp.	1,517,628	$ 42,766,757
Wyeth	1,242,893	59,472,430
		532,231,916
TOTAL HEALTH CARE		729,719,334
INDUSTRIALS - 8.9%
Aerospace & Defense - 3.1%
General Dynamics Corp.	358,841	21,239,799
Honeywell International, Inc.	693,277	25,484,863
Lockheed Martin Corp.	304,454	22,827,961
Raytheon Co.	367,279	17,328,223
The Boeing Co.	676,826	33,617,947
United Technologies Corp.	877,988	52,117,368
		172,616,161
Air Freight & Logistics - 1.3%
FedEx Corp.	290,189	19,938,886
United Parcel Service, Inc. Class B	927,388	49,578,162
		69,517,048
Industrial Conglomerates - 3.4%
3M Co.	647,175	46,661,318
General Electric Co.	9,869,608	137,187,551
		183,848,869
Machinery - 0.4%
Caterpillar, Inc. (c)	560,800	25,409,848
Road & Rail - 0.7%
Burlington Northern Santa Fe Corp.	259,507	21,544,271
Norfolk Southern Corp.	342,084	15,691,393
		37,235,664
TOTAL INDUSTRIALS		488,627,590
INFORMATION TECHNOLOGY - 20.9%
Communications Equipment - 3.4%
Cisco Systems, Inc. (a)	5,375,732	116,115,811
QUALCOMM, Inc.	1,542,502	71,602,943
		187,718,754
Computers & Peripherals - 8.1%
Apple, Inc. (a)	831,457	139,859,382
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Dell, Inc. (a)	1,620,802	$ 25,657,296
EMC Corp. (a)	1,876,142	29,830,658
Hewlett-Packard Co.	2,224,023	99,836,392
International Business Machines Corp.	1,231,557	145,385,304
		440,569,032
Internet Software & Services - 1.9%
Google, Inc. Class A (a)	223,789	103,316,668
IT Services - 0.3%
MasterCard, Inc. Class A	67,519	13,681,375
Office Electronics - 0.1%
Xerox Corp.	805,991	6,971,822
Semiconductors & Semiconductor Equipment - 2.5%
Intel Corp.	5,205,285	105,771,391
Texas Instruments, Inc.	1,186,873	29,185,207
		134,956,598
Software - 4.6%
Microsoft Corp.	7,133,393	175,838,137
Oracle Corp.	3,529,895	77,198,804
		253,036,941
TOTAL INFORMATION TECHNOLOGY		1,140,251,190
MATERIALS - 2.0%
Chemicals - 1.7%
Dow Chemical Co.	1,065,867	22,692,308
E.I. du Pont de Nemours & Co.	842,149	26,889,818
Monsanto Co.	508,645	42,665,143
		92,247,269
Metals & Mining - 0.2%
Alcoa, Inc. (c)	908,037	10,941,846
Paper & Forest Products - 0.1%
Weyerhaeuser Co.	196,986	7,365,307
TOTAL MATERIALS		110,554,422
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 4.3%
Diversified Telecommunication Services - 4.1%
AT&T, Inc.	5,498,870	$ 143,245,564
Verizon Communications, Inc.	2,647,448	82,176,786
		225,422,350
Wireless Telecommunication Services - 0.2%
Sprint Nextel Corp. (a)	2,676,071	9,794,420
TOTAL TELECOMMUNICATION SERVICES		235,216,770
UTILITIES - 1.5%
Electric Utilities - 1.5%
American Electric Power Co., Inc.	444,347	13,965,826
Entergy Corp.	182,770	14,438,830
Exelon Corp.	613,968	30,710,679
Southern Co.	729,237	22,752,194
		81,867,529
TOTAL COMMON STOCKS (Cost $7,314,613,509)		5,362,637,399
U.S. Treasury Obligations - 0.3%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.35% to 0.47% 10/22/09 to 7/29/10 (d) (Cost $16,204,679)	$ 16,250,000	16,217,691
Money Market Funds - 1.7%
	Shares
Fidelity Cash Central Fund, 0.33% (e)	64,870,309	64,870,309
Fidelity Securities Lending Cash Central Fund, 0.23% (b)(e)	27,879,700	27,879,700
TOTAL MONEY MARKET FUNDS (Cost $92,750,009)		92,750,009
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $7,423,568,197)		5,471,605,099
NET OTHER ASSETS - (0.2)%		(11,388,697)
NET ASSETS - 100%		$ 5,460,216,402
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
117 CME E-mini S&P 500 Index Contracts	Sept. 2009	$ 5,965,245	$ 368,809
358 CME S&P 500 Index Contracts	Sept. 2009	91,263,150	1,715,067
TOTAL EQUITY INDEX CONTRACTS		$ 97,228,395	$ 2,083,876

The face value of futures purchased as a percentage of net assets - 1.8%
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $8,975,390.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 258,650
Fidelity Securities Lending Cash Central Fund	4,240,262
Total	$ 4,498,912
Other Information

The following is a summary of the inputs used, as of August 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 348,050,275	$ 348,050,275	$ -	$ -
Consumer Staples	756,009,779	756,009,779	-	-
Energy	703,454,913	703,454,913	-	-
Financials	768,885,597	768,885,597	-	-
Health Care	729,719,334	729,719,334	-	-
Industrials	488,627,590	488,627,590	-	-
Information Technology	1,140,251,190	1,140,251,190	-	-
Materials	110,554,422	110,554,422	-	-
Telecommunication Services	235,216,770	235,216,770	-	-
Utilities	81,867,529	81,867,529	-	-
Money Market Funds	92,750,009	92,750,009	-	-
U.S. Government and Government Agency Obligations	16,217,691	-	16,217,691	-
Total Investments in Securities:	$ 5,471,605,099	$ 5,455,387,408	$ 16,217,691	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 2,083,876	$ 2,083,876	$ -	$ -
Income Tax Information

At August 31, 2009, the aggregate cost of investment securities for income tax purposes was $7,437,002,176. Net unrealized depreciation aggregated $1,965,397,077, of which $127,478,547 related to appreciated investment securities and $2,092,875,624 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For U.S. government and government agency obligations pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 30, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 30, 2009